Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Banks - 90.2%
Citigroup, Inc.	6,783	$346,611
JPMorgan Chase & Co.	3,635	341,908
Bank of America Corp.	14,380	341,525
Wells Fargo & Co.	13,066	334,490
U.S. Bancorp	8,298	305,532
Truist Financial Corp.	7,643	286,995
PNC Financial Services Group, Inc.	2,608	274,388
State Street Corp.	3,127	198,721
First Republic Bank	1,645	174,354
Northern Trust Corp.	2,120	168,201
M&T Bank Corp.	1,427	148,365
Fifth Third Bancorp	7,613	146,779
SVB Financial Group*	635	136,862
KeyCorp	11,212	136,562
Citizens Financial Group, Inc.	5,388	135,993
Regions Financial Corp.	11,709	130,204
Huntington Bancshares, Inc.	13,238	119,605
HDFC Bank Ltd. ADR	2,421	110,059
Commerce Bancshares, Inc.	1,791	106,511
ICICI Bank Ltd. ADR	10,987	102,069
HSBC Holdings plc ADR[1]	4,309	100,529
Signature Bank	937	100,184
Toronto-Dominion Bank	2,176	97,071
Prosperity Bancshares, Inc.	1,616	95,958
Zions Bancorp North America	2,822	95,948
Royal Bank of Canada	1,414	95,869
UBS Group AG*	8,242	95,113
Comerica, Inc.	2,467	93,993
East West Bancorp, Inc.	2,558	92,702
Credit Suisse Group AG ADR	8,960	92,378
Bank of Nova Scotia	2,217	91,429
Popular, Inc.	2,429	90,286
Canadian Imperial Bank of Commerce	1,324	88,668
Cullen/Frost Bankers, Inc.	1,179	88,083
Bank of Montreal	1,627	86,312
TCF Financial Corp.	2,903	85,406
First Financial Bankshares, Inc.	2,805	81,036
Western Alliance Bancorporation	2,121	80,322
United Bankshares, Inc.	2,847	78,748
Valley National Bancorp	9,539	74,595
Glacier Bancorp, Inc.	2,106	74,321
Community Bank System, Inc.	1,290	73,556
Pinnacle Financial Partners, Inc.	1,748	73,398
South State Corp.	1,538	73,301
First Horizon National Corp.	7,292	72,628
Bank OZK	3,039	71,325
Synovus Financial Corp.	3,423	70,274
Webster Financial Corp.	2,316	66,261
CVB Financial Corp.	3,533	66,208
Home BancShares, Inc.	4,274	65,734
UMB Financial Corp.	1,255	64,695
Wintrust Financial Corp.	1,467	63,991
IBERIABANK Corp.	1,400	63,756
Old National Bancorp	4,574	62,938
PacWest Bancorp	3,187	62,816
Independent Bank Corp.	935	62,729
First Hawaiian, Inc.	3,568	61,512
Umpqua Holdings Corp.	5,760	61,286
Cathay General Bancorp	2,262	59,491
Columbia Banking System, Inc.	2,082	59,014
Associated Banc-Corp.	4,308	58,933
Simmons First National Corp. — Class A	3,321	56,822
CIT Group, Inc.	2,709	56,158
Hancock Whitney Corp.	2,568	54,442
Fulton Financial Corp.	5,104	53,745
United Community Banks, Inc.	2,613	52,574
Ameris Bancorp	2,215	52,252
Independent Bank Group, Inc.	1,262	51,136
First Midwest Bancorp, Inc.	3,794	50,650
Texas Capital Bancshares, Inc.*	1,618	49,948
First Financial Bancorp	3,531	49,046
Cadence BanCorp	4,914	43,538
Total Banks		7,808,842
Savings & Loans - 4.2%
People's United Financial, Inc.	7,947	91,947
New York Community Bancorp, Inc.	8,738	89,128
Investors Bancorp, Inc.	7,292	61,982
Sterling Bancorp	5,267	61,729
Pacific Premier Bancorp, Inc.	2,758	59,793
Total Savings & Loans		364,579
Insurance - 2.6%
Equitable Holdings, Inc.	6,332	122,144
Voya Financial, Inc.	2,170	101,231
Total Insurance		223,375
Diversified Financial Services - 2.5%
Capital One Financial Corp.	3,425	214,371
Total Common Stocks
(Cost $7,855,615)		8,611,167

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%

J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$13,494	13,494
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	5,588	5,588
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	5,253	5,253
Total Repurchase Agreements
(Cost $24,335)		24,335

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	55,072	$55,072
Total Securities Lending Collateral
(Cost $55,072)		55,072
Total Investments - 100.4%
(Cost $7,935,022)		$8,690,574
Other Assets & Liabilities, net - (0.4)%		(33,551)
Total Net Assets - 100.0%		$8,657,023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,611,167	$—	$—	$8,611,167
Repurchase Agreements	—	24,335	—	24,335
Securities Lending Collateral	55,072	—	—	55,072
Total Assets	$8,666,239	$24,335	$—	$8,690,574

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 98.4%
Chemicals - 44.1%
Ecolab, Inc.	3,904	$776,701
Air Products & Chemicals, Inc.	3,158	762,531
Sherwin-Williams Co.	1,299	750,627
DuPont de Nemours, Inc.	12,309	653,977
Dow, Inc.	13,829	563,670
PPG Industries, Inc.	4,954	525,421
LyondellBasell Industries N.V. — Class A	7,334	481,990
Linde plc	1,881	398,979
FMC Corp.	3,794	377,958
International Flavors & Fragrances, Inc.[1]	2,996	366,890
Celanese Corp. — Class A	3,831	330,769
RPM International, Inc.	4,330	325,010
Eastman Chemical Co.	4,568	318,115
Albemarle Corp.	3,823	295,174
Westlake Chemical Corp.	5,081	272,596
CF Industries Holdings, Inc.	8,818	248,139
Axalta Coating Systems Ltd.*	10,767	242,796
Mosaic Co.	17,845	223,241
Ashland Global Holdings, Inc.	3,082	212,966
Huntsman Corp.	11,542	207,410
Nutrien Ltd.[1]	6,387	205,023
Quaker Chemical Corp.	1,060	196,789
W R Grace & Co.	3,784	192,265
Valvoline, Inc.	9,915	191,657
Balchem Corp.	1,952	185,167
Element Solutions, Inc.*	15,699	170,334
Chemours Co.	10,747	164,966
PolyOne Corp.	6,270	164,462
Sensient Technologies Corp.	3,000	156,480
Ingevity Corp.*	2,940	154,556
Innospec, Inc.	1,890	146,002
Olin Corp.	11,716	134,617
Total Chemicals		10,397,278
Mining - 20.4%
Newmont Corp.	12,503	771,935
Freeport-McMoRan, Inc.	38,818	449,124
Barrick Gold Corp.	13,785	371,368
Royal Gold, Inc.	2,552	317,264
AngloGold Ashanti Ltd. ADR	9,569	282,190
Wheaton Precious Metals Corp.	6,278	276,546
Pan American Silver Corp.	9,007	273,723
Agnico Eagle Mines Ltd.	4,272	273,664
Franco-Nevada Corp.	1,933	269,924
SSR Mining, Inc.*	12,230	260,866
Kirkland Lake Gold Ltd.	6,270	258,575
BHP Group Ltd. ADR	5,105	253,872
Rio Tinto plc ADR	4,385	246,349
Teck Resources Ltd. — Class B	22,775	237,315
Alcoa Corp.*	13,082	147,042
Kaiser Aluminum Corp.	1,527	112,418
Total Mining		4,802,175
Packaging & Containers - 12.4%
Ball Corp.	7,033	488,723
Packaging Corporation of America	3,267	326,047
Crown Holdings, Inc.*	4,716	307,153
Westrock Co.	10,021	283,194
Amcor plc	24,944	254,678
Berry Global Group, Inc.*	5,719	253,466
Sonoco Products Co.	4,599	240,482
Sealed Air Corp.	7,264	238,622
Graphic Packaging Holding Co.	14,756	206,436
Silgan Holdings, Inc.	6,202	200,883
O-I Glass, Inc.	13,905	124,867
Total Packaging & Containers		2,924,551
Iron & Steel - 8.0%
Nucor Corp.	8,697	360,143
Vale S.A. ADR	28,200	290,742
Reliance Steel & Aluminum Co.	2,689	255,267
Steel Dynamics, Inc.	9,322	243,211
ArcelorMittal S.A.*	21,103	226,435
Commercial Metals Co.	7,707	157,223
Allegheny Technologies, Inc.*	11,534	117,531
United States Steel Corp.[1]	16,133	116,480
Carpenter Technology Corp.	4,553	110,547
Total Iron & Steel		1,877,579
Building Materials - 5.3%
Vulcan Materials Co.	3,410	395,048
Martin Marietta Materials, Inc.	1,774	366,455
Louisiana-Pacific Corp.	7,149	183,372
Eagle Materials, Inc.	2,480	174,146
Summit Materials, Inc. — Class A*	8,671	139,430
Total Building Materials		1,258,451
Forest Products & Paper - 2.1%
International Paper Co.	11,023	388,120
Domtar Corp.	5,256	110,954
Total Forest Products & Paper		499,074
Biotechnology - 2.0%
Corteva, Inc.	17,125	458,779
Household Products & Housewares - 1.3%
Avery Dennison Corp.	2,777	316,828
Housewares - 1.2%
Scotts Miracle-Gro Co. — Class A	2,190	294,489
Miscellaneous Manufacturing - 1.2%
AptarGroup, Inc.	2,544	284,877
Coal - 0.4%
Warrior Met Coal, Inc.	6,165	94,879
Total Common Stocks
(Cost $18,283,639)		23,208,960

EXCHANGE-TRADED FUNDS† - 1.1%
VanEck Vectors Junior Gold Miners ETF	5,171	256,378
Total Exchange-Traded Funds
(Cost $215,796)		256,378

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$134,056	$134,056
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	55,519	55,519
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	52,188	52,188
Total Repurchase Agreements
(Cost $241,763)		241,763

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	530,959	530,959
Total Securities Lending Collateral
(Cost $530,959)		530,959
Total Investments - 102.8%
(Cost $19,272,157)		$24,238,060
Other Assets & Liabilities, net - (2.8)%		(661,008)
Total Net Assets - 100.0%		$23,577,052

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,208,960	$—	$—	$23,208,960
Exchange-Traded Funds	256,378	—	—	256,378
Repurchase Agreements	—	241,763	—	241,763
Securities Lending Collateral	530,959	—	—	530,959
Total Assets	$23,996,297	$241,763	$—	$24,238,060

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.7%
Biotechnology - 73.7%
Amgen, Inc.	65,966	$15,558,741
Gilead Sciences, Inc.	171,221	13,173,744
Vertex Pharmaceuticals, Inc.*	40,228	11,678,591
Regeneron Pharmaceuticals, Inc.*	17,336	10,811,596
Illumina, Inc.*	26,443	9,793,165
Biogen, Inc.*	34,304	9,178,035
Seattle Genetics, Inc.*	43,125	7,327,800
Moderna, Inc.*	100,670	6,464,021
Incyte Corp.*	61,920	6,437,822
Alexion Pharmaceuticals, Inc.*	57,241	6,424,730
BioMarin Pharmaceutical, Inc.*	51,946	6,407,020
Corteva, Inc.	224,718	6,020,195
Alnylam Pharmaceuticals, Inc.*	36,760	5,444,524
Exact Sciences Corp.*	55,347	4,811,868
Immunomedics, Inc.*	108,622	3,849,564
Ionis Pharmaceuticals, Inc.*	64,192	3,784,760
Guardant Health, Inc.*	46,098	3,739,931
Exelixis, Inc.*	154,006	3,656,102
ACADIA Pharmaceuticals, Inc.*	72,428	3,510,585
United Therapeutics Corp.*	25,948	3,139,708
Amarin Corporation plc ADR*,1	432,103	2,990,153
Mirati Therapeutics, Inc.*	25,953	2,963,054
Arrowhead Pharmaceuticals, Inc.*	68,237	2,947,156
Ultragenyx Pharmaceutical, Inc.*	37,580	2,939,508
Acceleron Pharma, Inc.*	30,440	2,900,019
BeiGene Ltd. ADR*	14,880	2,803,392
Nektar Therapeutics*	117,891	2,730,355
Bluebird Bio, Inc.*	42,451	2,591,209
FibroGen, Inc.*	62,477	2,532,193
Iovance Biotherapeutics, Inc.*	91,690	2,516,890
PTC Therapeutics, Inc.*	46,870	2,378,184
Ligand Pharmaceuticals, Inc. — Class B*,1	16,101	1,800,897
Intercept Pharmaceuticals, Inc.*	27,643	1,324,376
Myriad Genetics, Inc.*	97,323	1,103,643
Sage Therapeutics, Inc.*	20,116	836,423
Total Biotechnology		176,569,954
Pharmaceuticals - 21.5%
AbbVie, Inc.	177,919	17,468,088
Horizon Therapeutics plc*	82,490	4,584,794
Sarepta Therapeutics, Inc.*	28,479	4,566,323
Neurocrine Biosciences, Inc.*	36,249	4,422,378
Mylan N.V.*	239,727	3,854,810
Jazz Pharmaceuticals plc*	30,697	3,387,107
PRA Health Sciences, Inc.*	33,491	3,258,339
Alkermes plc*	156,156	3,030,207
Agios Pharmaceuticals, Inc.*	49,938	2,670,684
Global Blood Therapeutics, Inc.*	40,813	2,576,525
Portola Pharmaceuticals, Inc.*	87,170	1,568,188
Total Pharmaceuticals		51,387,443
Healthcare-Products - 3.1%
Bio-Techne Corp.	16,218	4,282,687
Novocure Ltd.*	51,830	3,073,519
Total Healthcare-Products		7,356,206
Healthcare-Services - 1.4%
Syneos Health, Inc.*	57,610	3,355,783
Total Common Stocks
(Cost $117,847,106)		238,669,386

RIGHTS†††,2 - 0.0%
Biotechnology - 0.0%
Clinical Data, Inc.*	24,000	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.6%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$856,223	856,223
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	354,601	354,601
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	333,324	333,324
Total Repurchase Agreements
(Cost $1,544,148)		1,544,148

	Shares
SECURITIES LENDING COLLATERAL†,4 - 1.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[5]	3,474,237	3,474,237
Total Securities Lending Collateral
(Cost $3,474,237)		3,474,237
Total Investments - 101.7%
(Cost $122,865,491)		$243,687,771
Other Assets & Liabilities, net - (1.7)%		(4,045,128)
Total Net Assets - 100.0%		$239,642,643

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of June 30, 2020.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$238,669,386	$—	$—		$238,669,386
Rights	—	—	—	*	—
Repurchase Agreements	—	1,544,148	—		1,544,148
Securities Lending Collateral	3,474,237	—	—		3,474,237
Total Assets	$242,143,623	$1,544,148	$—		$243,687,771

*	Security has a market value of $0.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.9%
Food - 38.8%
Mondelez International, Inc. — Class A	79,772	$4,078,742
General Mills, Inc.	48,383	2,982,812
Kraft Heinz Co.	93,155	2,970,713
Kroger Co.	77,962	2,639,014
Sysco Corp.	45,913	2,509,605
Hershey Co.	19,334	2,506,073
Hormel Foods Corp.	51,581	2,489,815
McCormick & Company, Inc.	13,508	2,423,470
Kellogg Co.	34,555	2,282,703
Tyson Foods, Inc. — Class A	36,684	2,190,402
Conagra Brands, Inc.	58,287	2,049,954
Campbell Soup Co.	38,455	1,908,522
JM Smucker Co.	15,861	1,678,252
Lamb Weston Holdings, Inc.	22,673	1,449,485
Beyond Meat, Inc.*	9,630	1,290,227
Post Holdings, Inc.*	13,518	1,184,447
Ingredion, Inc.	13,585	1,127,555
Flowers Foods, Inc.	47,020	1,051,367
Grocery Outlet Holding Corp.*	25,190	1,027,752
Lancaster Colony Corp.	6,531	1,012,240
US Foods Holding Corp.*	51,150	1,008,678
Performance Food Group Co.*	34,230	997,462
Pilgrim's Pride Corp.*	56,940	961,717
Sprouts Farmers Market, Inc.*	36,306	929,071
Hain Celestial Group, Inc.*	28,310	892,048
Sanderson Farms, Inc.	6,544	758,384
Simply Good Foods Co.*	36,340	675,197
Hostess Brands, Inc.*	50,590	618,210
Total Food		47,693,917
Beverages - 26.1%
PepsiCo, Inc.	49,712	6,574,909
Coca-Cola Co.	146,963	6,566,307
Keurig Dr Pepper, Inc.	106,856	3,034,710
Monster Beverage Corp.*	42,380	2,937,781
Constellation Brands, Inc. — Class A	15,545	2,719,598
Brown-Forman Corp. — Class B	40,747	2,593,954
Molson Coors Beverage Co. — Class B	36,699	1,260,978
Boston Beer Company, Inc. — Class A*	2,345	1,258,444
Coca-Cola European Partners plc	32,589	1,230,561
Anheuser-Busch InBev S.A. ADR	22,709	1,119,554
Fomento Economico Mexicano SAB de CV ADR	15,810	980,378
Diageo plc ADR	7,270	977,015
National Beverage Corp.*,1	13,400	817,668
Total Beverages		32,071,857
Cosmetics & Personal Care - 14.1%
Procter & Gamble Co.	69,946	8,363,443
Estee Lauder Companies, Inc. — Class A	20,868	3,937,374
Colgate-Palmolive Co.	52,745	3,864,099
Unilever N.V. — Class Y	21,511	1,145,891
Total Cosmetics & Personal Care		17,310,807
Agriculture - 11.0%
Philip Morris International, Inc.	70,294	4,924,798
Altria Group, Inc.	102,597	4,026,932
Archer-Daniels-Midland Co.	57,053	2,276,415
Bunge Ltd.	28,393	1,167,804
British American Tobacco plc ADR	28,364	1,101,090
Total Agriculture		13,497,039
Household Products & Housewares - 6.5%
Kimberly-Clark Corp.	23,851	3,371,339
Clorox Co.	11,760	2,579,791
Church & Dwight Company, Inc.	27,021	2,088,723
Total Household Products & Housewares		8,039,853
Retail - 1.6%
Casey's General Stores, Inc.	7,542	1,127,680
Freshpet, Inc.*	10,570	884,286
Total Retail		2,011,966
Pharmaceuticals - 1.0%
Herbalife Nutrition Ltd.*	28,115	1,264,613
Electrical Components & Equipment - 0.7%
Energizer Holdings, Inc.	18,855	895,424
Total Common Stocks
(Cost $73,867,997)		122,785,476

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$134,164	134,164
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	55,563	55,563
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	52,230	52,230
Total Repurchase Agreements
(Cost $241,957)		241,957

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	540,875	540,875
Total Securities Lending Collateral
(Cost $540,875)		540,875
Total Investments - 100.6%
(Cost $74,650,829)		$123,568,308
Other Assets & Liabilities, net - (0.6)%		(717,047)
Total Net Assets - 100.0%		$122,851,261

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$122,785,476	$—	$—	$122,785,476
Repurchase Agreements	—	241,957	—	241,957
Securities Lending Collateral	540,875	—	—	540,875
Total Assets	$123,326,351	$241,957	$—	$123,568,308

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 58.7%
Technology - 11.7%
Apple, Inc.	3,870	$1,411,776
Microsoft Corp.	3,870	787,584
International Business Machines Corp.	3,870	467,380
Intel Corp.	3,870	231,542
Total Technology		2,898,282
Consumer, Non-cyclical - 11.1%
UnitedHealth Group, Inc.	3,870	1,141,456
Johnson & Johnson	3,870	544,238
Procter & Gamble Co.	3,870	462,736
Merck & Company, Inc.	3,870	299,267
Coca-Cola Co.	3,870	172,912
Pfizer, Inc.	3,870	126,549
Total Consumer, Non-cyclical		2,747,158
Consumer, Cyclical - 10.9%
Home Depot, Inc.	3,870	969,474
McDonald's Corp.	3,870	713,899
Walmart, Inc.	3,870	463,548
NIKE, Inc. — Class B	3,870	379,454
Walgreens Boots Alliance, Inc.	3,870	164,049
Total Consumer, Cyclical		2,690,424
Financial - 10.8%
Goldman Sachs Group, Inc.	3,870	764,790
Visa, Inc. — Class A	3,870	747,568
Travelers Companies, Inc.	3,870	441,373
American Express Co.	3,870	368,424
JPMorgan Chase & Co.	3,870	364,012
Total Financial		2,686,167
Industrial - 8.2%
Boeing Co.	3,870	709,371
3M Co.	3,870	603,681
Caterpillar, Inc.	3,870	489,555
Raytheon Technologies Corp.	3,870	238,470
Total Industrial		2,041,077
Communications - 3.3%
Walt Disney Co.	3,870	431,544
Verizon Communications, Inc.	3,870	213,353
Cisco Systems, Inc.	3,870	180,497
Total Communications		825,394
Energy - 2.1%
Chevron Corp.	3,870	345,320
Exxon Mobil Corp.	3,870	173,066
Total Energy		518,386
Basic Materials - 0.6%
Dow, Inc.	3,870	157,741
Total Common Stocks
(Cost $10,942,565)		14,564,629

MUTUAL FUNDS† - 13.5%
Guggenheim Strategy Fund II1	73,498	1,817,594
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	152,829	1,516,065
Total Mutual Funds
(Cost $3,339,993)		3,333,659

	Face Amount
U.S. TREASURY BILLS†† - 2.2%
U.S. Treasury Bills
0.14% due 09/17/20[2,3]	$400,000	399,875
0.15% due 07/23/20[3,4]	140,000	139,989
Total U.S. Treasury Bills
(Cost $539,865)		539,864

REPURCHASE AGREEMENTS††,5 - 24.7%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[2]	3,389,872	3,389,872
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[2]	1,403,900	1,403,900
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[2]	1,319,666	1,319,666
Total Repurchase Agreements
(Cost $6,113,438)		6,113,438
Total Investments - 99.1%
(Cost $20,935,861)		$24,551,590
Other Assets & Liabilities, net - 0.9%		213,200
Total Net Assets - 100.0%		$24,764,790

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	12	Sep 2020	$1,538,580	$14,100

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	0.68% (1 Month USD LIBOR + 0.50%)	At Maturity	07/29/20	129	$3,335,323	$47,414
Barclays Bank plc	Dow Jones Industrial Average Index	0.61% (1 Week USD LIBOR + 0.50%)	At Maturity	07/30/20	206	5,327,864	40,638

						$8,663,187	$88,052

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,564,629	$—	$—	$14,564,629
Mutual Funds	3,333,659	—	—	3,333,659
U.S. Treasury Bills	—	539,864	—	539,864
Repurchase Agreements	—	6,113,438	—	6,113,438
Equity Futures Contracts**	14,100	—	—	14,100
Equity Index Swap Agreements**	—	88,052	—	88,052
Total Assets	$17,912,388	$6,741,354	$—	$24,653,742

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,767,616	$–	$–	$–	$49,978	$1,817,594	73,498	$7,864
Guggenheim Ultra Short Duration Fund — Institutional Class	1,493,141	–	–	–	22,924	1,516,065	152,829	5,043
	$3,260,757	$–	$–	$–	$72,902	$3,333,659		$12,907

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Semiconductors - 93.9%
Intel Corp.	79,122	$4,733,869
NVIDIA Corp.	12,144	4,613,627
Broadcom, Inc.	10,468	3,303,805
Texas Instruments, Inc.	25,381	3,222,626
QUALCOMM, Inc.	33,228	3,030,726
Advanced Micro Devices, Inc.*	43,938	2,311,578
Micron Technology, Inc.*	44,294	2,282,027
Applied Materials, Inc.	36,482	2,205,337
Lam Research Corp.	6,366	2,059,146
Analog Devices, Inc.	16,245	1,992,287
KLA Corp.	8,401	1,633,826
Microchip Technology, Inc.	14,425	1,519,097
Xilinx, Inc.	15,150	1,490,608
Marvell Technology Group Ltd.	41,547	1,456,638
Skyworks Solutions, Inc.	10,743	1,373,600
NXP Semiconductor N.V.	12,013	1,369,962
Taiwan Semiconductor Manufacturing Company Ltd. ADR	24,084	1,367,249
Maxim Integrated Products, Inc.	19,674	1,192,441
Teradyne, Inc.	13,451	1,136,744
ASML Holding N.V. — Class G	3,052	1,123,228
Qorvo, Inc.*	9,601	1,061,199
Monolithic Power Systems, Inc.	4,230	1,002,510
ON Semiconductor Corp.*	43,122	854,678
Entegris, Inc.	13,925	822,271
STMicroelectronics N.V. — Class Y1	27,965	766,521
MKS Instruments, Inc.	6,690	757,576
Cree, Inc.*	12,748	754,554
Inphi Corp.*	6,219	730,732
Silicon Laboratories, Inc.*	6,261	627,790
Cabot Microelectronics Corp.	4,303	600,441
Lattice Semiconductor Corp.*	20,804	590,626
Power Integrations, Inc.	4,745	560,527
Semtech Corp.*	10,642	555,725
Cirrus Logic, Inc.*	8,982	554,908
Brooks Automation, Inc.	12,295	543,931
Diodes, Inc.*	9,529	483,120
MACOM Technology Solutions Holdings, Inc.*	13,466	462,557
FormFactor, Inc.*	15,137	443,968
Synaptics, Inc.*	7,006	421,201
Ambarella, Inc.*	7,917	362,599
Total Semiconductors		56,375,855
Energy-Alternate Sources - 3.6%
SolarEdge Technologies, Inc.*	5,760	799,373
Enphase Energy, Inc.*	14,361	683,153
First Solar, Inc.*	13,532	669,834
Total Energy-Alternate Sources		2,152,360
Electrical Components & Equipment - 1.3%
Universal Display Corp.	5,205	778,772
Electronics - 0.8%
Advanced Energy Industries, Inc.*	7,092	480,767
Total Common Stocks
(Cost $41,647,862)		59,787,754

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$206,990	206,990
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	85,724	85,724
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	80,581	80,581
Total Repurchase Agreements
(Cost $373,295)		373,295

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	572,220	572,220
Total Securities Lending Collateral
(Cost $572,220)		572,220
Total Investments - 101.2%
(Cost $42,593,377)		$60,733,269
Other Assets & Liabilities, net - (1.2)%		(743,299)
Total Net Assets - 100.0%		$59,989,970

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$59,787,754	$—	$—	$59,787,754
Repurchase Agreements	—	373,295	—	373,295
Securities Lending Collateral	572,220	—	—	572,220
Total Assets	$60,359,974	$373,295	$—	$60,733,269

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 17.1%
Communications - 7.2%
Alibaba Group Holding Ltd. ADR*	638	$137,616
JD.com, Inc. ADR*	523	31,474
China Mobile Ltd. ADR	655	22,034
Baidu, Inc. ADR*	162	19,422
Pinduoduo, Inc. ADR*	214	18,370
Chunghwa Telecom Company Ltd. ADR	225	8,858
America Movil SAB de CV — Class L ADR	691	8,769
Trip.com Group Ltd. ADR*	253	6,558
Telekomunikasi Indonesia Persero Tbk PT ADR[1]	282	6,170
Vipshop Holdings Ltd. ADR*	227	4,519
iQIYI, Inc. ADR*	163	3,780
GDS Holdings Ltd. ADR*	44	3,505
SK Telecom Company Ltd. ADR	177	3,420
58.com, Inc. ADR*	55	2,967
Autohome, Inc. ADR	34	2,567
Mobile TeleSystems PJSC ADR	267	2,454
China Telecom Corporation Ltd. ADR	82	2,302
Total Communications		284,785
Technology - 4.5%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,244	127,392
Infosys Ltd. ADR	2,215	21,397
NetEase, Inc. ADR	47	20,181
ASE Technology Holding Company Ltd. ADR	912	4,140
United Microelectronics Corp. ADR	1,261	3,329
Wipro Ltd. ADR	813	2,691
Total Technology		179,130
Financial - 2.1%
HDFC Bank Ltd. ADR	837	38,050
ICICI Bank Ltd. ADR	1,407	13,071
Banco Bradesco S.A. ADR	2,629	10,016
China Life Insurance Company Ltd. ADR	882	8,900
Shinhan Financial Group Company Ltd. ADR	279	6,713
KB Financial Group, Inc. ADR	232	6,454
Total Financial		83,204
Consumer, Non-cyclical - 1.1%
TAL Education Group ADR*	228	15,591
New Oriental Education & Technology Group, Inc. ADR*	70	9,116
Ambev S.A. ADR	2,611	6,893
Fomento Economico Mexicano SAB de CV ADR	110	6,821
Dr Reddy's Laboratories Ltd. ADR	72	3,817
BeiGene Ltd. ADR*	15	2,826
Total Consumer, Non-cyclical		45,064
Basic Materials - 1.1%
Vale S.A. ADR	1,879	19,372
AngloGold Ashanti Ltd. ADR	244	7,196
POSCO ADR	167	6,186
Gold Fields Ltd. ADR	524	4,926
Sibanye Stillwater Ltd. ADR*	316	2,733
Suzano S.A. ADR*,1	315	2,129
Total Basic Materials		42,542
Energy - 0.7%
CNOOC Ltd. ADR	95	10,720
Petroleo Brasileiro S.A. ADR	794	6,566
China Petroleum & Chemical Corp. ADR	151	6,336
PetroChina Company Ltd. ADR	125	4,134
Total Energy		27,756
Industrial - 0.2%
ZTO Express Cayman, Inc. ADR	257	9,434
Utilities - 0.2%
Enel Americas S.A. ADR	433	3,252
Korea Electric Power Corp. ADR*	304	2,426
Total Utilities		5,678
Total Common Stocks
(Cost $528,097)		677,593

PREFERRED STOCKS† - 0.6%
Financial - 0.3%
Itau Unibanco Holding S.A. ADR	2,872	13,470
Energy - 0.3%
Petroleo Brasileiro S.A. ADR	1,328	10,584
Total Preferred Stocks
(Cost $29,338)		24,054

	Face Amount
U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
0.15% due 07/23/20[2,3]	$6,000	5,999
Total U.S. Treasury Bills
(Cost $5,999)		5,999

REPURCHASE AGREEMENTS††,4 - 83.6%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[5]	1,833,750	1,833,750
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[5]	759,439	759,439
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[5]	713,872	713,872
Total Repurchase Agreements
(Cost $3,307,061)		3,307,061

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[7]	6,459	$6,459
Total Securities Lending Collateral
(Cost $6,459)		6,459
Total Investments - 101.7%
(Cost $3,876,954)		$4,021,166
Other Assets & Liabilities, net - (1.7)%		(67,012)
Total Net Assets - 100.0%		$3,954,154

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
MSCI Emerging Markets Index Futures Contracts	1	Sep 2020	$49,230	$(47)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index	0.66% (1 Week USD LIBOR + 0.55%)	At Maturity	07/28/20	1,661	$4,199,510	$18,679
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index	0.78% (1 Month USD LIBOR + 0.60%)	At Maturity	07/29/20	1,179	2,981,712	(26,956)
						$7,181,222	$(8,277)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2020.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$677,593	$—	$—	$677,593
Preferred Stocks	24,054	—	—	24,054
U.S. Treasury Bills	—	5,999	—	5,999
Repurchase Agreements	—	3,307,061	—	3,307,061
Securities Lending Collateral	6,459	—	—	6,459
Equity Index Swap Agreements**	—	18,679	—	18,679
Total Assets	$708,106	$3,331,739	$—	$4,039,845

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$47	$—	$—	$47
Equity Index Swap Agreements**	—	26,956	—	26,956
Total Liabilities	$47	$26,956	$—	$27,003

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
0.15% due 07/23/20[1,2]	$13,000	$12,999
Total U.S. Treasury Bills
(Cost $12,999)		12,999

REPURCHASE AGREEMENTS††,3 - 85.6%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[4]	783,312	783,312
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[4]	324,405	324,405
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[4]	304,940	304,940
Total Repurchase Agreements
(Cost $1,412,657)		1,412,657
Total Investments - 86.4%
(Cost $1,425,656)		$1,425,656
Other Assets & Liabilities, net - 13.6%		224,457
Total Net Assets - 100.0%		$1,650,113

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 10 Year Note Futures Contracts	2	Sep 2020	$278,313	$1,879
U.S. Treasury 5 Year Note Futures Contracts	4	Sep 2020	502,937	1,488
			$781,250	$3,367

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.EM.33.V2 Index	1.00%	Quarterly	06/20/25	$1,282,500	$(57,167)	$(121,450)	$64,283

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares J.P. Morgan USD Emerging Markets Bond ETF Swap	0.55% (1 Week USD LIBOR + 0.45%)	At Maturity	07/29/20	3,381	$369,273	$1,386
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF Swap	0.65% (1 Week USD LIBOR + 0.55%)	At Maturity	07/29/20	15,520	415,625	776

						$784,898	$2,162

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.

CDX.EM.33.V2 — Credit Default Swap Emerging Markets Series 33 Index Version 2

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$12,999	$—	$12,999
Repurchase Agreements	—	1,412,657	—	1,412,657
Interest Rate Futures Contracts**	3,367	—	—	3,367
Credit Default Swap Agreements**	—	64,283	—	64,283
Credit Index Swap Agreements**	—	2,162	—	2,162
Total Assets	$3,367	$1,492,101	$—	$1,495,468

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas - 69.6%
Exxon Mobil Corp.	33,198	$1,484,615
Chevron Corp.	15,773	1,407,425
ConocoPhillips	17,148	720,559
Phillips 66	8,210	590,299
EOG Resources, Inc.	11,584	586,845
Marathon Petroleum Corp.	14,169	529,637
Valero Energy Corp.	8,652	508,911
Pioneer Natural Resources Co.	4,627	452,058
Hess Corp.	8,451	437,846
Occidental Petroleum Corp.	23,341	427,140
BP plc ADR	16,911	394,365
Petroleo Brasileiro S.A. ADR	42,262	349,507
Concho Resources, Inc.	6,511	335,317
Continental Resources, Inc.[1]	15,902	278,762
Cabot Oil & Gas Corp. — Class A	16,218	278,625
Diamondback Energy, Inc.	6,456	269,990
Apache Corp.	17,857	241,070
Royal Dutch Shell plc — Class A ADR	7,326	239,487
Parsley Energy, Inc. — Class A	21,140	225,775
HollyFrontier Corp.	7,641	223,117
Noble Energy, Inc.	23,889	214,045
Devon Energy Corp.	18,833	213,566
Suncor Energy, Inc.	11,384	191,934
Equities Corp.	15,346	182,617
Cimarex Energy Co.	6,552	180,114
Murphy Oil Corp.[1]	11,144	153,787
Helmerich & Payne, Inc.	7,853	153,212
Canadian Natural Resources Ltd.	8,311	144,861
CVR Energy, Inc.	7,187	144,531
PDC Energy, Inc.*	9,341	116,202
Delek US Holdings, Inc.	6,622	115,289
PBF Energy, Inc. — Class A	10,302	105,492
Equinor ASA ADR[1]	6,968	100,897
Chesapeake Energy Corp.*,1	3,080	15,092
Total Oil & Gas		12,012,989
Pipelines - 16.6%
Kinder Morgan, Inc.	42,010	637,292
Williams Companies, Inc.	27,700	526,854
ONEOK, Inc.	12,262	407,344
Cheniere Energy, Inc.*	7,975	385,352
Targa Resources Corp.	11,489	230,584
Enbridge, Inc.	7,544	229,488
TC Energy Corp.	4,084	175,040
Equitrans Midstream Corp.	16,590	137,863
Plains GP Holdings, LP — Class A*	15,190	135,191
Total Pipelines		2,865,008
Oil & Gas Services - 11.4%
Schlumberger Ltd.	28,832	530,221
Baker Hughes Co.	28,069	431,982
Halliburton Co.	28,359	368,100
National Oilwell Varco, Inc.	19,712	241,472
ChampionX Corp.*	16,319	159,273
TechnipFMC plc	21,590	147,676
Core Laboratories N.V.	4,070	82,702
Total Oil & Gas Services		1,961,426
Transportation - 0.8%
Scorpio Tankers, Inc.	6,140	78,653
Golar LNG Ltd.*	8,762	63,437
Total Transportation		142,090
Energy-Alternate Sources - 0.6%
Renewable Energy Group, Inc.*	4,060	100,607
Metal Fabricate & Hardware - 0.5%
Tenaris S.A. ADR	6,583	85,118
Total Common Stocks
(Cost $14,377,326)		17,167,238

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$66,578	66,578
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	27,573	27,573
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	25,919	25,919
Total Repurchase Agreements
(Cost $120,070)		120,070

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	256,486	256,486
Total Securities Lending Collateral
(Cost $256,486)		256,486
Total Investments - 101.7%
(Cost $14,753,882)		$17,543,794
Other Assets & Liabilities, net - (1.7)%		(292,613)
Total Net Assets - 100.0%		$17,251,181

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,167,238	$—	$—	$17,167,238
Repurchase Agreements	—	120,070	—	120,070
Securities Lending Collateral	256,486	—	—	256,486
Total Assets	$17,423,724	$120,070	$—	$17,543,794

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 76.9%
Schlumberger Ltd.	26,841	$493,606
Baker Hughes Co.	26,130	402,141
Halliburton Co.	26,395	342,607
National Oilwell Varco, Inc.	18,351	224,800
ChampionX Corp.*	16,876	164,710
TechnipFMC plc	21,089	144,249
Archrock, Inc.	19,698	127,840
Dril-Quip, Inc.*	4,259	126,875
Core Laboratories N.V.	5,122	104,079
RPC, Inc.*,1	31,077	95,717
Oceaneering International, Inc.*	14,774	94,406
Liberty Oilfield Services, Inc. — Class A	16,292	89,280
DMC Global, Inc.	2,695	74,382
Solaris Oilfield Infrastructure, Inc. — Class A	9,638	71,514
Oil States International, Inc.*	13,438	63,830
Matrix Service Co.*	6,412	62,325
Total Oil & Gas Services		2,682,361
Oil & Gas - 10.8%
Helmerich & Payne, Inc.	7,631	148,881
Patterson-UTI Energy, Inc.	24,746	85,869
ProPetro Holding Corp.*	16,384	84,214
Nabors Industries Ltd.	1,517	56,159
Total Oil & Gas		375,123
Machinery-Diversified - 4.5%
Cactus, Inc. — Class A	7,659	158,005
Transportation - 4.3%
SEACOR Holdings, Inc.*	3,221	91,219
Tidewater, Inc.*	10,269	57,404
Total Transportation		148,623
Metal Fabricate & Hardware - 3.0%
Tenaris S.A. ADR	8,067	104,306
Total Common Stocks
(Cost $2,734,584)		3,468,418

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$5,935	5,935
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	2,458	2,458
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	2,310	2,310
Total Repurchase Agreements
(Cost $10,703)		10,703

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	61,464	61,464
Total Securities Lending Collateral
(Cost $61,464)		61,464
Total Investments - 101.6%
(Cost $2,806,751)		$3,540,585
Other Assets & Liabilities, net - (1.6)%		(55,306)
Total Net Assets - 100.0%		$3,485,279

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,468,418	$—	$—	$3,468,418
Repurchase Agreements	—	10,703	—	10,703
Securities Lending Collateral	61,464	—	—	61,464
Total Assets	$3,529,882	$10,703	$—	$3,540,585

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 6.2%
Consumer, Non-cyclical - 2.9%
Nestle S.A. ADR	113	$12,480
Roche Holding AG ADR	213	9,240
Novartis AG ADR	93	8,123
AstraZeneca plc ADR	99	5,236
Sanofi ADR	86	4,390
Novo Nordisk A/S ADR	64	4,191
GlaxoSmithKline plc ADR	95	3,875
British American Tobacco plc ADR	86	3,339
L'Oreal S.A. ADR	46	2,976
Diageo plc ADR	22	2,956
Bayer AG ADR	149	2,774
Unilever N.V. — Class Y	52	2,770
Reckitt Benckiser Group plc ADR	139	2,571
Unilever plc ADR[1]	44	2,415
RELX plc ADR	75	1,767
Anheuser-Busch InBev S.A. ADR	32	1,578
Total Consumer, Non-cyclical		70,681
Financial - 0.8%
HSBC Holdings plc ADR[1]	157	3,663
Allianz SE ADR	159	3,263
Zurich Insurance Group AG ADR	57	2,010
BNP Paribas S.A. ADR*	87	1,732
AXA S.A. ADR	78	1,629
UBS Group AG	135	1,558
Banco Santander S.A. ADR*	632	1,523
Prudential plc ADR[1]	50	1,519
Intesa Sanpaolo SpA ADR*	103	1,189
Lloyds Banking Group plc ADR	684	1,026
Total Financial		19,112
Industrial - 0.5%
Siemens AG ADR[1]	57	3,362
Schneider Electric SE ADR	104	2,319
Vinci S.A. ADR	84	1,966
Airbus SE ADR*	88	1,571
ABB Ltd. ADR	68	1,534
Safran S.A. ADR*	54	1,361
Total Industrial		12,113
Technology - 0.5%
ASML Holding N.V. — Class G	16	5,888
SAP SE ADR[1]	41	5,740
Total Technology		11,628
Basic Materials - 0.4%
Linde plc	21	4,454
Air Liquide S.A. ADR	90	2,597
Rio Tinto plc ADR	41	2,303
BASF SE ADR	140	1,960
Total Basic Materials		11,314
Energy - 0.4%
Total S.A. ADR	98	3,769
BP plc ADR	126	2,938
Royal Dutch Shell plc — Class A ADR	78	2,550
Eni SpA ADR[1]	48	925
Total Energy		10,182
Consumer, Cyclical - 0.3%
LVMH Moet Hennessy Louis Vuitton SE ADR	50	4,421
Kering S.A. ADR[1]	28	1,536
Daimler AG ADR	128	1,303
Total Consumer, Cyclical		7,260
Utilities - 0.3%
Iberdrola S.A. ADR	56	2,601
Enel SpA ADR	295	2,528
National Grid plc ADR	27	1,640
Total Utilities		6,769
Communications - 0.1%
Deutsche Telekom AG ADR[1]	123	2,063
Vodafone Group plc ADR	101	1,610
Total Communications		3,673
Total Common Stocks
(Cost $108,617)		152,732

MUTUAL FUNDS† - 15.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	22,777	225,944
Guggenheim Strategy Fund II2	6,284	155,409
Total Mutual Funds
(Cost $382,515)		381,353

	Face Amount
U.S. TREASURY BILLS†† - 20.7%
U.S. Treasury Bills
0.15% due 07/23/20[3,4]	$511,000	510,961
Total U.S. Treasury Bills
(Cost $510,951)		510,961

REPURCHASE AGREEMENTS††,5 - 50.9%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	698,133	698,133
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	289,128	289,128
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	271,781	271,781
Total Repurchase Agreements
(Cost $1,259,042)		1,259,042

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[7]	16,031	16,031
Total Securities Lending Collateral
(Cost $16,031)		16,031
Total Investments - 93.8%
(Cost $2,277,156)		$2,320,119
Other Assets & Liabilities, net - 6.2%		153,485
Total Net Assets - 100.0%		$2,473,604

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	21	Sep 2020	$2,953,781	$(2,974)

Equity Futures Contracts Purchased†
STOXX Europe 50 Index Futures Contracts	88	Sep 2020	2,953,445	(22,644)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$152,732	$—	$—	$152,732
Mutual Funds	381,353	—	—	381,353
U.S. Treasury Bills	—	510,961	—	510,961
Repurchase Agreements	—	1,259,042	—	1,259,042
Securities Lending Collateral	16,031	—	—	16,031
Total Assets	$550,116	$1,770,003	$—	$2,320,119

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$22,644	$—	$—	$22,644
Currency Futures Contracts**	2,974	—	—	2,974
Total Liabilities	$25,618	$—	$—	$25,618

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$269,269	$–	$(120,000)	$(1,670)	$7,810	$155,409	6,284	$943
Guggenheim Ultra Short Duration Fund — Institutional Class	252,254	–	(30,000)	(305)	3,995	225,944	22,777	799
	$521,523	$–	$(150,000)	$(1,975)	$11,805	$381,353		$1,742

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.8%
REITS - 30.1%
American Tower Corp. — Class A	1,131	$292,409
Crown Castle International Corp.	1,370	229,270
Prologis, Inc.	2,393	223,339
Equinix, Inc.	305	214,202
Digital Realty Trust, Inc.	1,201	170,674
SBA Communications Corp.	536	159,685
Public Storage	811	155,623
AvalonBay Communities, Inc.	813	125,722
Equity Residential	2,100	123,522
Simon Property Group, Inc.	1,785	122,058
Welltower, Inc.	2,335	120,836
Alexandria Real Estate Equities, Inc.	734	119,092
Realty Income Corp.	1,971	117,275
Weyerhaeuser Co.	4,907	110,211
Invitation Homes, Inc.	3,785	104,201
Essex Property Trust, Inc.	449	102,897
Healthpeak Properties, Inc.	3,724	102,633
Boston Properties, Inc.	1,105	99,870
Mid-America Apartment Communities, Inc.	853	97,814
Sun Communities, Inc.	711	96,468
Ventas, Inc.	2,628	96,237
Duke Realty Corp.	2,710	95,907
Extra Space Storage, Inc.	1,004	92,739
WP Carey, Inc.	1,353	91,530
Equity LifeStyle Properties, Inc.	1,450	90,596
UDR, Inc.	2,394	89,488
VICI Properties, Inc.	4,263	86,070
Medical Properties Trust, Inc.	4,420	83,096
Camden Property Trust	879	80,182
CyrusOne, Inc.	1,076	78,279
American Homes 4 Rent — Class A	2,845	76,531
Regency Centers Corp.	1,629	74,755
Iron Mountain, Inc.	2,826	73,759
Americold Realty Trust	2,013	73,072
AGNC Investment Corp.	5,569	71,840
Gaming and Leisure Properties, Inc.	2,075	71,785
Vornado Realty Trust	1,855	70,880
Host Hotels & Resorts, Inc.	6,492	70,049
Federal Realty Investment Trust	800	68,168
Lamar Advertising Co. — Class A	1,009	67,361
Omega Healthcare Investors, Inc.	2,260	67,190
Kilroy Realty Corp.	1,140	66,918
National Retail Properties, Inc.	1,830	64,928
STORE Capital Corp.	2,666	63,477
Apartment Investment & Management Co. — Class A	1,676	63,085
Douglas Emmett, Inc.	2,040	62,546
Kimco Realty Corp.	4,843	62,184
CubeSmart	2,241	60,485
STAG Industrial, Inc.	1,920	56,294
Cousins Properties, Inc.	1,868	55,722
Brixmor Property Group, Inc.	4,072	52,203
SL Green Realty Corp.	1,012	49,881
Sabra Health Care REIT, Inc.	3,082	44,473
Taubman Centers, Inc.	1,100	41,536
Park Hotels & Resorts, Inc.	3,976	39,323
Macerich Co.[1]	3,311	29,700
Total REITS		5,370,070
Banks - 25.3%
JPMorgan Chase & Co.	4,732	445,092
Bank of America Corp.	15,825	375,844
Citigroup, Inc.	5,330	272,363
Wells Fargo & Co.	10,359	265,190
Morgan Stanley	4,901	236,718
Goldman Sachs Group, Inc.	1,144	226,077
U.S. Bancorp	5,316	195,735
Truist Financial Corp.	4,893	183,732
PNC Financial Services Group, Inc.	1,678	176,542
Bank of New York Mellon Corp.	4,079	157,653
State Street Corp.	1,998	126,973
First Republic Bank	1,066	112,985
Northern Trust Corp.	1,368	108,537
HDFC Bank Ltd. ADR	2,232	101,467
M&T Bank Corp.	924	96,068
Fifth Third Bancorp	4,869	93,874
ICICI Bank Ltd. ADR	9,943	92,371
HSBC Holdings plc ADR[1]	3,908	91,174
SVB Financial Group*	414	89,229
KeyCorp	7,181	87,465
Citizens Financial Group, Inc.	3,450	87,078
Toronto-Dominion Bank	1,950	86,990
Regions Financial Corp.	7,497	83,367
Popular, Inc.	2,132	79,247
Huntington Bancshares, Inc.	8,476	76,581
Commerce Bancshares, Inc.	1,156	68,747
Signature Bank	608	65,007
Zions Bancorp North America	1,808	61,472
Comerica, Inc.	1,579	60,160
East West Bancorp, Inc.	1,636	59,289
TCF Financial Corp.	1,860	54,721
First Horizon National Corp.	4,673	46,543
Synovus Financial Corp.	2,197	45,104
Wintrust Financial Corp.	952	41,526
PacWest Bancorp	2,043	40,268
Texas Capital Bancshares, Inc.*	1,045	32,259
Total Banks		4,523,448
Insurance - 21.6%
Berkshire Hathaway, Inc. — Class B*	3,125	557,844
Marsh & McLennan Companies, Inc.	1,847	198,312
Progressive Corp.	2,267	181,609
Chubb Ltd.	1,363	172,583
Willis Towers Watson plc	791	155,787
MetLife, Inc.	4,139	151,156
Allstate Corp.	1,513	146,746
Travelers Companies, Inc.	1,260	143,703
American International Group, Inc.	4,371	136,288
Aflac, Inc.	3,724	134,176
Prudential Financial, Inc.	2,112	128,621
Aon plc — Class A	663	127,694
Arthur J Gallagher & Co.	1,178	114,843
Arch Capital Group Ltd.*	3,407	97,611

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Insurance - 21.6% (continued)
Hartford Financial Services Group, Inc.	2,505	$96,568
Markel Corp.*	100	92,317
Principal Financial Group, Inc.	2,185	90,765
Brown & Brown, Inc.	2,214	90,243
Erie Indemnity Co. — Class A	468	89,809
Everest Re Group Ltd.	430	88,666
Cincinnati Financial Corp.	1,354	86,697
RenaissanceRe Holdings Ltd.	490	83,805
Loews Corp.	2,432	83,393
Equitable Holdings, Inc.	4,050	78,124
Athene Holding Ltd. — Class A*	2,503	78,069
Lincoln National Corp.	1,853	68,172
Assurant, Inc.	641	66,209
Voya Financial, Inc.	1,386	64,657
Fidelity National Financial, Inc.	2,077	63,681
Reinsurance Group of America, Inc. — Class A	760	59,614
Unum Group	2,921	48,459
Brighthouse Financial, Inc.*	1,475	41,034
eHealth, Inc.*	414	40,671
Total Insurance		3,857,926
Diversified Financial Services - 13.0%
BlackRock, Inc. — Class A	446	242,664
American Express Co.	2,410	229,432
CME Group, Inc. — Class A	1,228	199,599
Intercontinental Exchange, Inc.	2,054	188,146
Charles Schwab Corp.	5,015	169,206
T. Rowe Price Group, Inc.	1,155	142,643
Capital One Financial Corp.	2,198	137,573
Nasdaq, Inc.	1,004	119,948
Ameriprise Financial, Inc.	767	115,081
Discover Financial Services	2,055	102,935
Synchrony Financial	4,220	93,515
Cboe Global Markets, Inc.	898	83,765
Franklin Resources, Inc.	3,976	83,377
Raymond James Financial, Inc.	1,167	80,325
SEI Investments Co.	1,384	76,092
Ally Financial, Inc.	3,692	73,212
LPL Financial Holdings, Inc.	852	66,797
Invesco Ltd.	5,387	57,964
Legg Mason, Inc.	1,140	56,715
Total Diversified Financial Services		2,318,989
Private Equity - 3.5%
Blackstone Group, Inc. — Class A	3,855	218,424
KKR & Company, Inc. — Class A	4,344	134,143
Apollo Global Management, Inc.	2,371	118,361
Brookfield Asset Management, Inc. — Class A	2,518	82,842
Carlyle Group, Inc.	2,850	79,515
Total Private Equity		633,285
Commercial Services - 3.1%
S&P Global, Inc.	734	241,838
Moody's Corp.	709	194,784
MarketAxess Holdings, Inc.	235	117,716
Total Commercial Services		554,338
Internet - 1.1%
TD Ameritrade Holding Corp.	3,129	113,833
E*TRADE Financial Corp.	1,807	89,862
Total Internet		203,695
Software - 0.8%
MSCI, Inc. — Class A	431	143,876
Savings & Loans - 0.7%
People's United Financial, Inc.	5,091	58,903
New York Community Bancorp, Inc.	5,595	57,069
Total Savings & Loans		115,972
Media - 0.6%
FactSet Research Systems, Inc.	306	100,512
Total Common Stocks
(Cost $15,443,434)		17,822,111

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$69,330	69,330
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	28,713	28,713
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	26,990	26,990
Total Repurchase Agreements
(Cost $125,033)		125,033

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	92,866	92,866
Total Securities Lending Collateral
(Cost $92,866)		92,866
Total Investments - 101.0%
(Cost $15,661,333)		$18,040,010
Other Assets & Liabilities, net - (1.0)%		(184,731)
Total Net Assets - 100.0%		$17,855,279

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,822,111	$—	$—	$17,822,111
Repurchase Agreements	—	125,033	—	125,033
Securities Lending Collateral	92,866	—	—	92,866
Total Assets	$17,914,977	$125,033	$—	$18,040,010

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
MUTUAL FUNDS† - 14.2%
Guggenheim Strategy Fund II1	216,861	$5,362,969
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	487,742	4,838,397
Total Mutual Funds
(Cost $10,229,012)		10,201,366

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 79.7%
U.S. Treasury Bonds
1.25% due 05/15/50	$59,400,000	57,014,719
Total U.S. Government Securities
(Cost $56,684,912)		57,014,719

U.S. TREASURY BILLS†† - 2.4%
U.S. Treasury Bills
0.15% due 07/23/20[2,3]	1,688,000	1,687,874
Total U.S. Treasury Bills
(Cost $1,687,839)		1,687,874

REPURCHASE AGREEMENTS††,4 - 10.7%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	4,242,985	4,242,985
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	1,757,212	1,757,212
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	1,651,780	1,651,780
Total Repurchase Agreements
(Cost $7,651,977)		7,651,977
Total Investments - 107.0%
(Cost $76,253,740)		$76,555,936
Other Assets & Liabilities, net - (7.0)%		(4,994,309)
Total Net Assets - 100.0%		$71,561,627

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	171	Sep 2020	$37,294,031	$309,084

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,201,366	$—	$—	$10,201,366
U.S. Government Securities	—	57,014,719	—	57,014,719
U.S. Treasury Bills	—	1,687,874	—	1,687,874
Repurchase Agreements	—	7,651,977	—	7,651,977
Interest Rate Futures Contracts**	309,084	—	—	309,084
Total Assets	$10,510,450	$66,354,570	$—	$76,865,020

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,417,042	$–	$(5,300,000)	$(79,432)	$325,359	$5,362,969	216,861	$37,358
Guggenheim Ultra Short Duration Fund — Institutional Class	10,511,293	200,000	(6,000,000)	(73,106)	200,210	4,838,397	487,742	26,281
	$20,928,335	$200,000	$(11,300,000)	$(152,538)	$525,569	$10,201,366		$63,639

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.7%
Pharmaceuticals - 32.6%
Johnson & Johnson	17,975	$2,527,824
Merck & Company, Inc.	24,097	1,863,421
Pfizer, Inc.	54,358	1,777,507
AbbVie, Inc.	17,862	1,753,691
Eli Lilly & Co.	10,164	1,668,726
Bristol-Myers Squibb Co.	26,836	1,577,957
CVS Health Corp.	18,914	1,228,843
Becton Dickinson and Co.	4,650	1,112,606
Cigna Corp.	5,861	1,099,817
Zoetis, Inc.	7,761	1,063,567
DexCom, Inc.*	2,010	814,854
McKesson Corp.	4,313	661,700
AmerisourceBergen Corp. — Class A	5,956	600,186
AstraZeneca plc ADR	9,773	516,894
Cardinal Health, Inc.	9,863	514,750
GlaxoSmithKline plc ADR	11,975	488,460
Jazz Pharmaceuticals plc*	4,399	485,386
Novartis AG ADR	5,363	468,404
Horizon Therapeutics plc*	8,279	460,147
Sarepta Therapeutics, Inc.*	2,863	459,053
Alkermes plc*	23,555	457,085
Neurocrine Biosciences, Inc.*	3,640	444,080
Novo Nordisk A/S ADR	6,590	431,513
Canopy Growth Corp.*,1	23,812	384,802
Elanco Animal Health, Inc.*	17,747	380,673
Mylan N.V.*	23,290	374,503
GW Pharmaceuticals plc ADR*,1	3,034	372,332
PRA Health Sciences, Inc.*	3,362	327,089
Bausch Health Companies, Inc.*	17,472	319,563
Global Blood Therapeutics, Inc.*	4,090	258,202
Total Pharmaceuticals		24,893,635
Healthcare-Products - 28.2%
Abbott Laboratories	18,586	1,699,318
Thermo Fisher Scientific, Inc.	4,477	1,622,196
Danaher Corp.	8,401	1,485,549
Medtronic plc	11,827	1,084,536
Stryker Corp.	5,874	1,058,436
Intuitive Surgical, Inc.*	1,856	1,057,604
Boston Scientific Corp.*	26,194	919,671
Baxter International, Inc.	10,367	892,599
Edwards Lifesciences Corp.*	12,437	859,521
ResMed, Inc.	3,809	731,328
IDEXX Laboratories, Inc.*	2,187	722,060
Zimmer Biomet Holdings, Inc.	5,341	637,502
Align Technology, Inc.*	2,266	621,881
West Pharmaceutical Services, Inc.	2,450	556,567
Teleflex, Inc.	1,498	545,242
Hologic, Inc.*	9,197	524,229
Cooper Companies, Inc.	1,765	500,625
Insulet Corp.*	2,490	483,707
STERIS plc	3,129	480,114
Masimo Corp.*	2,085	475,359
Wright Medical Group N.V.*	15,174	450,971
Varian Medical Systems, Inc.*	3,635	445,360
Novocure Ltd.*	7,508	445,224
Bio-Techne Corp.	1,630	430,434
ABIOMED, Inc.*	1,773	428,286
Quidel Corp.*	1,880	420,631
Dentsply Sirona, Inc.	9,382	413,371
Henry Schein, Inc.*	6,507	379,944
Repligen Corp.*	2,873	355,132
Tandem Diabetes Care, Inc.*	3,445	340,779
Envista Holdings Corp.*	11,500	242,535
NuVasive, Inc.*	3,982	221,638
Total Healthcare-Products		21,532,349
Biotechnology - 21.0%
Amgen, Inc.	6,624	1,562,337
Gilead Sciences, Inc.	17,192	1,322,752
Vertex Pharmaceuticals, Inc.*	4,044	1,174,014
Regeneron Pharmaceuticals, Inc.*	1,740	1,085,151
Illumina, Inc.*	2,658	984,390
Biogen, Inc.*	3,443	921,175
Seattle Genetics, Inc.*	4,330	735,754
Moderna, Inc.*	10,110	649,163
Incyte Corp.*	6,219	646,589
Alexion Pharmaceuticals, Inc.*	5,741	644,370
BioMarin Pharmaceutical, Inc.*	5,217	643,465
Alnylam Pharmaceuticals, Inc.*	3,692	546,822
Bio-Rad Laboratories, Inc. — Class A*	1,071	483,546
Exact Sciences Corp.*	5,554	482,865
Amarin Corporation plc ADR*,1	62,601	433,199
Immunomedics, Inc.*	10,900	386,296
Ionis Pharmaceuticals, Inc.*	6,443	379,879
Guardant Health, Inc.*	4,620	374,821
Exelixis, Inc.*	15,456	366,925
ACADIA Pharmaceuticals, Inc.*	7,270	352,377
United Therapeutics Corp.*	2,606	315,326
Mirati Therapeutics, Inc.*	2,606	297,527
Arrowhead Pharmaceuticals, Inc.*	6,848	295,765
Nektar Therapeutics*	11,836	274,122
Bluebird Bio, Inc.*	4,261	260,091
Iovance Biotherapeutics, Inc.*	9,200	252,540
Intercept Pharmaceuticals, Inc.*	2,775	132,950
Sage Therapeutics, Inc.*	1,233	51,268
Total Biotechnology		16,055,479
Healthcare-Services - 13.0%
UnitedHealth Group, Inc.	7,564	2,231,002
Anthem, Inc.	4,081	1,073,221
Humana, Inc.	2,470	957,743
Centene Corp.*	12,554	797,807
HCA Healthcare, Inc.	7,648	742,315
IQVIA Holdings, Inc.*	4,938	700,603
Laboratory Corporation of America Holdings*	3,196	530,888
Quest Diagnostics, Inc.	4,643	529,116
Teladoc Health, Inc.*,1	2,606	497,329
Molina Healthcare, Inc.*	2,449	435,873
DaVita, Inc.*	5,232	414,061
Universal Health Services, Inc. — Class B	3,887	361,063
Amedisys, Inc.*	1,691	335,731
LHC Group, Inc.*	1,820	317,262
Total Healthcare-Services		9,924,014
Electronics - 2.8%
Agilent Technologies, Inc.	7,813	690,435

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Electronics - 2.8% (continued)
Mettler-Toledo International, Inc.*	734	$591,274
PerkinElmer, Inc.	4,470	438,462
Waters Corp.*	2,340	422,136
Total Electronics		2,142,307
Software - 1.8%
Veeva Systems, Inc. — Class A*	3,405	798,200
Cerner Corp.	8,728	598,305
Total Software		1,396,505
Commercial Services - 0.3%
HealthEquity, Inc.*	4,518	265,071
Total Common Stocks
(Cost $61,758,751)		76,209,360

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$258,751	258,751
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	107,161	107,161
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	100,731	100,731
Total Repurchase Agreements
(Cost $466,643)		466,643

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	860,158	860,158
Total Securities Lending Collateral
(Cost $860,158)		860,158
Total Investments - 101.4%
(Cost $63,085,552)		$77,536,161
Other Assets & Liabilities, net - (1.4)%		(1,066,527)
Total Net Assets - 100.0%		$76,469,634

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$76,209,360	$—	$—	$76,209,360
Repurchase Agreements	—	466,643	—	466,643
Securities Lending Collateral	860,158	—	—	860,158
Total Assets	$77,069,518	$466,643	$—	$77,536,161

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
MUTUAL FUNDS† - 29.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	428,444	$4,250,164
Guggenheim Strategy Fund III[1]	112,348	2,786,235
Guggenheim Strategy Fund II1	73,205	1,810,355
Total Mutual Funds
(Cost $8,791,206)		8,846,754

	Face Amount
FEDERAL AGENCY NOTES†† - 25.4%
Farmer Mac
0.23% (Fed Funds Effective Rate + 0.15%, Rate Floor: 0.00%) due 09/23/20[2]	$5,000,000	4,999,768
Federal Farm Credit Bank
0.44% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	2,500,000	2,505,594
Total Federal Agency Notes
(Cost $7,500,000)		7,505,362

U.S. TREASURY BILLS†† - 22.3%
U.S. Treasury Bills
0.16% due 10/01/20[3]	4,500,000	4,498,217
0.15% due 07/23/20[3,4]	2,088,000	2,087,844
Total U.S. Treasury Bills
(Cost $6,585,949)		6,586,061

REPURCHASE AGREEMENTS††,5 - 12.5%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[6]	2,057,942	2,057,942
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[6]	852,287	852,287
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[6]	801,150	801,150
Total Repurchase Agreements
(Cost $3,711,379)		3,711,379
Total Investments - 90.1%
(Cost $26,588,534)		$26,649,556
Other Assets & Liabilities, net - 9.9%		2,923,952
Total Net Assets - 100.0%		$29,573,508

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	140	Sep 2020	$17,602,813	$66,286

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.34	5.00%	Quarterly	06/20/25	$10,212,500	$(61,275)	$(550,110)	$488,835
Goldman Sachs International	ICE	CDX.NA.HY.34	5.00%	Quarterly	06/20/25	14,060,000	(84,360)	(607,964)	523,604
							$(145,635)	$(1,158,074)	$1,012,439

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	0.45% (1 Week USD LIBOR + 0.35%)	At Maturity	07/29/20	15,944	$1,301,349	$(7,494)
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.53% (1 Month USD LIBOR + 0.35%)	At Maturity	07/29/20	52,836	4,312,458	(24,833)
						$5,613,807	$(32,327)

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures and credit default swap collateral at June 30, 2020.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as credit index swap collateral at June 30, 2020.

CDX.NA.HY.34 — Credit Default Swap North American High Yield Series 34 Index

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$8,846,754	$—	$—	$8,846,754
Federal Agency Notes	—	7,505,362	—	7,505,362
U.S. Treasury Bills	—	6,586,061	—	6,586,061
Repurchase Agreements	—	3,711,379	—	3,711,379
Interest Rate Futures Contracts**	66,286	—	—	66,286
Credit Default Swap Agreements**	—	1,012,439	—	1,012,439
Total Assets	$8,913,040	$18,815,241	$—	$27,728,281

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Index Swap Agreements**	$—	$32,327	$—	$32,327

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$692,308	$3,800,000	$(2,725,000)	$(3,250)	$46,297	$1,810,355	73,205	$7,077
Guggenheim Strategy Fund III	2,704,221	–	–	–	82,014	2,786,235	112,348	13,157
Guggenheim Ultra Short Duration Fund — Institutional Class	1,907,641	6,800,000	(4,500,000)	(12,474)	54,997	4,250,164	428,444	10,411
	$5,304,170	$10,600,000	$(7,225,000)	$(15,724)	$183,308	$8,846,754		$30,645

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.4%
Internet - 61.5%
Amazon.com, Inc.*	1,245	$3,434,731
Alphabet, Inc. — Class A*	2,000	2,836,100
Facebook, Inc. — Class A*	10,007	2,272,290
Netflix, Inc.*	3,127	1,422,910
Alibaba Group Holding Ltd. ADR*	5,484	1,182,899
Booking Holdings, Inc.*	502	799,355
Uber Technologies, Inc.*	22,803	708,717
eBay, Inc.	12,138	636,638
Snap, Inc. — Class A*	25,605	601,461
JD.com, Inc. ADR*	9,683	582,723
Shopify, Inc. — Class A*	608	577,114
Match Group, Inc.*,1	5,290	566,295
IAC/InterActiveCorp*	1,641	530,699
Baidu, Inc. ADR*	4,380	525,118
Okta, Inc.*	2,515	503,578
VeriSign, Inc.*	2,376	491,428
Twitter, Inc.*	15,293	455,578
MercadoLibre, Inc.*	451	444,582
Wayfair, Inc. — Class A*	2,190	432,766
TD Ameritrade Holding Corp.	11,661	424,227
Chewy, Inc. — Class A*	9,278	414,634
Pinduoduo, Inc. ADR*	4,750	407,740
Etsy, Inc.*	3,688	391,776
Trip.com Group Ltd. ADR*	14,766	382,735
Wix.com Ltd.*	1,392	356,658
Pinterest, Inc. — Class A*	15,758	349,355
Zillow Group, Inc. — Class C*	5,995	345,372
Expedia Group, Inc.	4,106	337,513
E*TRADE Financial Corp.	6,742	335,280
GoDaddy, Inc. — Class A*	4,564	334,678
F5 Networks, Inc.*	2,114	294,861
Vipshop Holdings Ltd. ADR*	14,762	293,911
Weibo Corp. ADR*,1	8,657	290,875
Momo, Inc. ADR	16,458	287,686
Baozun, Inc. ADR*,1	7,446	286,299
JOYY, Inc. ADR*	3,194	282,829
GrubHub, Inc.*	3,835	269,601
Autohome, Inc. ADR	3,515	265,383
Anaplan, Inc.*	5,358	242,771
Stamps.com, Inc.*	983	180,567
Stitch Fix, Inc. — Class A*,1	6,581	164,130
Cargurus, Inc.*	6,400	162,240
TripAdvisor, Inc.	8,434	160,330
Total Internet		26,266,433
Software - 23.3%
salesforce.com, Inc.*	6,830	1,279,464
Activision Blizzard, Inc.	10,062	763,706
Electronic Arts, Inc.*	4,712	622,220
Veeva Systems, Inc. — Class A*	2,578	604,335
DocuSign, Inc.*	3,367	579,831
Twilio, Inc. — Class A*	2,532	555,571
NetEase, Inc. ADR	1,046	449,132
Coupa Software, Inc.*	1,587	439,662
Akamai Technologies, Inc.*	4,038	432,429
Citrix Systems, Inc.	2,895	428,199
Take-Two Interactive Software, Inc.*	2,823	394,006
MongoDB, Inc.*	1,667	377,309
Bilibili, Inc. ADR*	7,434	344,343
Sea Ltd. ADR*	3,122	334,803
HubSpot, Inc.*	1,435	321,942
Dropbox, Inc. — Class A*	13,352	290,673
HUYA, Inc. ADR*	14,715	274,729
Five9, Inc.*	2,464	272,691
Smartsheet, Inc. — Class A*	4,818	245,333
Nutanix, Inc. — Class A*	9,391	222,614
New Relic, Inc.*	2,979	205,253
J2 Global, Inc.*	2,624	165,863
Pluralsight, Inc. — Class A*	9,138	164,941
Cornerstone OnDemand, Inc.*	4,118	158,790
Total Software		9,927,839
Telecommunications - 9.0%
Cisco Systems, Inc.	30,540	1,424,386
Motorola Solutions, Inc.	3,460	484,850
Arista Networks, Inc.*	1,890	396,957
GDS Holdings Ltd. ADR*	4,249	338,475
Ciena Corp.*	5,391	291,976
Juniper Networks, Inc.	11,881	271,600
LogMeIn, Inc.	2,417	204,889
Viavi Solutions, Inc.*	13,458	171,455
ViaSat, Inc.*	3,916	150,257
CommScope Holding Company, Inc.*	14,315	119,244
Total Telecommunications		3,854,089
Commercial Services - 5.0%
PayPal Holdings, Inc.*	8,273	1,441,405
CoStar Group, Inc.*	747	530,870
2U, Inc.*	4,253	161,444
Total Commercial Services		2,133,719
Computers - 0.6%
Lumentum Holdings, Inc.*	3,228	262,856
Total Common Stocks
(Cost $29,803,221)		42,444,936

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$133,236	133,236
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	55,179	55,179
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	51,868	51,868
Total Repurchase Agreements
(Cost $240,283)		240,283

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	790,579	$790,579
Total Securities Lending Collateral
(Cost $790,579)		790,579
Total Investments - 101.9%
(Cost $30,834,083)		$43,475,798
Other Assets & Liabilities, net - (1.9)%		(797,596)
Total Net Assets - 100.0%		$42,678,202

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$42,444,936	$—	$—	$42,444,936
Repurchase Agreements	—	240,283	—	240,283
Securities Lending Collateral	790,579	—	—	790,579
Total Assets	$43,235,515	$240,283	$—	$43,475,798

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 117.3%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[2]	$565,554	$565,554
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[2]	234,221	234,221
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[2]	220,168	220,168
Total Repurchase Agreements
(Cost $1,019,943)		1,019,943
Total Investments - 117.3%
(Cost $1,019,943)		$1,019,943
Other Assets & Liabilities, net - (17.3)%		(150,758)
Total Net Assets - 100.0%		$869,185

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index	(0.12)% (1 Month USD LIBOR - 0.30%)	At Maturity	07/29/20	322	$813,997	$1,861
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index	(0.34)% (1 Week USD LIBOR - 0.45%)	At Maturity	07/28/20	366	925,672	(2,481)
						$1,739,669	$(620)

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$1,019,943	$—	$1,019,943
Equity Index Swap Agreements**	—	1,861	—	1,861
Total Assets	$—	$1,021,804	$—	$1,021,804

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$2,481	$—	$2,481

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
MUTUAL FUNDS† - 10.7%
Guggenheim Strategy Fund II1	158,543	$3,920,770
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	347,920	3,451,364
Total Mutual Funds
(Cost $7,370,928)		7,372,134

	Face Amount
FEDERAL AGENCY NOTES†† - 49.6%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$6,800,000	6,806,980
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	3,000,000	3,009,211
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	2,220,000	2,225,508
0.34% (U.S. Prime Rate - 2.91%, Rate Floor: 0.00%) due 01/25/21[2]	1,000,000	1,000,619
1.62% due 12/02/21	70,000	70,343
Federal Home Loan Bank
2.81% due 07/30/20	6,715,000	6,729,234
0.18% (U.S. Secured Overnight Financing Rate + 0.10%, Rate Floor: 0.00%) due 07/29/20[2]	1,500,000	1,500,002
0.11% (U.S. Secured Overnight Financing Rate + 0.03%, Rate Floor: 0.00%) due 07/17/20[2]	1,200,000	1,200,001
0.17% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	865,000	864,854
0.20% (U.S. Secured Overnight Financing Rate + 0.12%, Rate Floor: 0.00%) due 02/10/22[2]	100,000	99,868
Freddie Mac
1.13% due 10/07/22	10,000,000	10,001,621
0.22% (U.S. Secured Overnight Financing Rate + 0.14%, Rate Floor: 0.00%) due 12/10/21[2]	140,000	139,959
Fannie Mae
0.23% (U.S. Secured Overnight Financing Rate + 0.15%, Rate Floor: 0.00%) due 12/10/21[2]	100,000	99,992
0.22% (U.S. Secured Overnight Financing Rate + 0.14%, Rate Floor: 0.00%) due 09/10/21[2]	100,000	99,970
0.25% (U.S. Secured Overnight Financing Rate + 0.17%, Rate Floor: 0.00%) due 03/09/22[2]	100,000	99,966
0.25% (U.S. Secured Overnight Financing Rate + 0.17%, Rate Floor: 0.00%) due 03/11/22[2]	100,000	99,966
0.23% (U.S. Secured Overnight Financing Rate + 0.15%, Rate Floor: 0.00%) due 12/09/21[2]	25,000	24,990
Total Federal Agency Notes
(Cost $34,050,025)		34,073,084

U.S. TREASURY BILLS†† - 1.7%
U.S. Treasury Bills
0.15% due 07/23/20[3,4]	1,156,000	1,155,913
Total U.S. Treasury Bills
(Cost $1,155,890)		1,155,913

REPURCHASE AGREEMENTS†† - 98.8%
Individual Repurchase Agreements[6]
Mizuho Financial Group, Inc. issued 06/30/20 at (0.10)% due 07/01/20 (secured by a U.S. Treasury Bond, at a rate of 1.25% and maturing 05/15/50 as collateral, with a value of $36,964,469) to be repurchased at $36,239,574	36,239,675	36,239,675
Barclays Capital issued 06/30/20 at (0.10)% due 07/01/20 (secured by a U.S. Treasury Bond, at a rate of 1.25% and maturing 05/15/50 as collateral, with a value of $14,105,963) to be repurchased at $13,829,337	13,829,375	13,829,375
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	9,871,139	9,871,139
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	4,088,086	4,088,086
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	3,842,800	3,842,800
Total Repurchase Agreements
(Cost $67,871,075)		67,871,075
Total Investments - 160.8%
(Cost $110,447,918)		$110,472,206

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
U.S. Government Securities Sold Short†† - (80.6)%
U.S. Treasury Bonds
1.25% due 05/15/50	$57,700,000	$(55,382,984)
Total U.S. Government Securities Sold Short
(Proceeds $55,483,469)		(55,382,984)
Other Assets & Liabilities, net - 19.8%		13,581,860
Total Net Assets - 100.0%		$68,671,082

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	79	Sep 2020	$17,229,406	$(61,147)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as short security collateral at June 30, 2020.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$7,372,134	$—	$—	$7,372,134
Federal Agency Notes	—	34,073,084	—	34,073,084
U.S. Treasury Bills	—	1,155,913	—	1,155,913
Repurchase Agreements	—	67,871,075	—	67,871,075
Total Assets	$7,372,134	$103,100,072	$—	$110,472,206

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$55,382,984	$—	$55,382,984
Interest Rate Futures Contracts**	61,147	—	—	61,147
Total Liabilities	$61,147	$55,382,984	$—	$55,444,131

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,812,960	$–	$–	$–	$107,810	$3,920,770	158,543	$16,963
Guggenheim Ultra Short Duration Fund — Institutional Class	3,399,177	–	–	–	52,187	3,451,364	347,920	11,482
	$7,212,137	$–	$–	$–	$159,997	$7,372,134		$28,445

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
MUTUAL FUNDS† - 23.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	92,460	$917,204
Guggenheim Strategy Fund II1	36,934	913,386
Total Mutual Funds
(Cost $1,832,864)		1,830,590

	Face Amount
FEDERAL AGENCY NOTES†† - 5.7%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$250,000	250,257
0.44% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	200,000	200,447
Total Federal Agency Notes
(Cost $450,000)		450,704

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
0.15% due 07/23/20[3,4]	13,000	12,999
Total U.S. Treasury Bills
(Cost $12,999)		12,999

REPURCHASE AGREEMENTS††,5 - 125.9%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	5,556,694	5,556,694
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	2,301,279	2,301,279
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	2,163,202	2,163,202
Total Repurchase Agreements
(Cost $10,021,175)		10,021,175
Total Investments - 154.8%
(Cost $12,317,038)		$12,315,468
Other Assets & Liabilities, net - (54.8)%		(4,358,441)
Total Net Assets - 100.0%		$7,957,027

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	46	Sep 2020	$5,783,781	$(3,456)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.34	5.00%	Quarterly	06/20/25	$8,027,500	$48,165	$18,175	$29,990

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

CDX.NA.HY.34— Credit Default Swap North American High Yield Series 34 Index

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,830,590	$—	$—	$1,830,590
Federal Agency Notes	—	450,704	—	450,704
U.S. Treasury Bills	—	12,999	—	12,999
Repurchase Agreements	—	10,021,175	—	10,021,175
Credit Default Swap Agreements**	—	29,990	—	29,990
Total Assets	$1,830,590	$10,514,868	$—	$12,345,458

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$3,456	$—	$—	$3,456

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,537,959	$500,000	$(1,150,000)	$(23,338)	$48,765	$913,386	36,934	$3,273
Guggenheim Ultra Short Duration Fund — Institutional Class	1,550,914	250,000	(900,000)	(13,011)	29,301	917,204	92,460	3,251
	$3,088,873	$750,000	$(2,050,000)	$(36,349)	$78,066	$1,830,590		$6,524

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
MUTUAL FUNDS† - 19.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	16,159	$160,296
Guggenheim Strategy Fund II1	6,428	158,965
Total Mutual Funds
(Cost $319,490)		319,261

	Face Amount
REPURCHASE AGREEMENTS††,2 - 83.3%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[3]	$757,768	757,768
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[3]	313,826	313,826
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[3]	294,996	294,996
Total Repurchase Agreements
(Cost $1,366,590)		1,366,590
Total Investments - 102.8%
(Cost $1,686,080)		$1,685,851
Other Assets & Liabilities, net - (2.8)%		(45,849)
Total Net Assets - 100.0%		$1,640,002

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	(0.21)% (1 Week USD LIBOR + 0.10%)	At Maturity	07/28/20	147	$262,123	$(9,391)
Barclays Bank plc	S&P MidCap 400 Index	(0.31)% (1 Week USD LIBOR + 0.20%)	At Maturity	07/30/20	468	833,712	(13,638)
BNP Paribas	S&P MidCap 400 Index	(0.13)% (1 Month USD LIBOR - 0.05%)	At Maturity	07/29/20	304	542,974	(15,751)
						$1,638,809	$(38,780)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$319,261	$—	$—	$319,261
Repurchase Agreements	—	1,366,590	—	1,366,590
Total Assets	$319,261	$1,366,590	$—	$1,685,851

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$38,780	$—	$38,780

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$105,850	$50,000	$–	$–	$3,115	$158,965	6,428	$503
Guggenheim Ultra Short Duration Fund — Institutional Class	103,595	55,000	–	–	1,701	160,296	16,159	378
	$209,445	$105,000	$–	$–	$4,816	$319,261		$881

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
MUTUAL FUNDS† - 9.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	152,495	$1,512,753
Guggenheim Strategy Fund II1	55,405	1,370,165
Total Mutual Funds
(Cost $2,823,831)		2,882,918

	Face Amount
FEDERAL AGENCY NOTES†† - 23.6%
Federal Home Loan Bank
2.81% due 07/30/20	$3,000,000	3,006,359
Freddie Mac
1.13% due 10/07/22	2,500,000	2,500,405
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	750,000	750,770
0.42% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[2]	500,000	500,949
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	240,000	240,596
Total Federal Agency Notes
(Cost $6,996,629)		6,999,079

U.S. TREASURY BILLS†† - 2.4%
U.S. Treasury Bills
0.15% due 09/17/20[3,4]	600,000	599,811
0.15% due 07/23/20[4,5]	121,000	120,991
Total U.S. Treasury Bills
(Cost $720,787)		720,802

REPURCHASE AGREEMENTS††,6 - 66.1%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[3]	10,872,696	10,872,696
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[3]	4,502,875	4,502,875
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[3]	4,232,703	4,232,703
Total Repurchase Agreements
(Cost $19,608,274)		19,608,274
Total Investments - 101.8%
(Cost $30,149,521)		$30,211,073
Other Assets & Liabilities, net - (1.8)%		(526,148)
Total Net Assets - 100.0%		$29,684,925

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	8	Sep 2020	$1,621,400	$(80,107)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	NASDAQ-100 Index	(0.46)% (1 Week USD LIBOR + 0.35%)	At Maturity	07/30/20	485	$4,925,055	$(26,678)
BNP Paribas	NASDAQ-100 Index	(0.33)% (1 Month USD LIBOR + 0.15%)	At Maturity	07/29/20	1,362	13,833,113	(209,954)
Goldman Sachs International	NASDAQ-100 Index	(0.36)% (1 Week USD LIBOR + 0.25%)	At Maturity	07/28/20	913	9,277,491	(280,880)

						$28,035,659	$(517,512)

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[6]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,882,918	$—	$—	$2,882,918
Federal Agency Notes	—	6,999,079	—	6,999,079
U.S. Treasury Bills	—	720,802	—	720,802
Repurchase Agreements	—	19,608,274	—	19,608,274
Total Assets	$2,882,918	$27,328,155	$—	$30,211,073

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$80,107	$—	$—	$80,107
Equity Index Swap Agreements**	—	517,512	—	517,512
Total Liabilities	$80,107	$517,512	$—	$597,619

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,621,432	$1,000,000	$(1,300,000)	$(23,890)	$72,623	$1,370,165	55,405	$7,172
Guggenheim Ultra Short Duration Fund — Institutional Class	2,781,641	–	(1,300,000)	(15,470)	46,582	1,512,753	152,495	6,282
	$4,403,073	$1,000,000	$(2,600,000)	$(39,360)	$119,205	$2,882,918		$13,454

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
MUTUAL FUNDS† - 12.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	147,551	$1,463,708
Guggenheim Strategy Fund II1	59,132	1,462,342
Total Mutual Funds
(Cost $2,911,333)		2,926,050

	Face Amount
FEDERAL AGENCY NOTES†† - 22.8%
Federal Home Loan Bank
2.63% due 10/01/20	$2,500,000	2,515,299
1.20% (3 Month USD LIBOR - 0.17%, Rate Floor: 0.00%) due 01/06/21[2]	2,200,000	2,199,855
0.17% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	400,000	399,933
Federal Farm Credit Bank
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	120,000	120,298
Total Federal Agency Notes
(Cost $5,234,956)		5,235,385

FEDERAL AGENCY DISCOUNT NOTES†† - 21.8%
Federal Home Loan Bank
0.51% due 08/03/20[3]	5,000,000	4,999,312
Total Federal Agency Discount Notes
(Cost $4,997,617)		4,999,312

U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bills
0.16% due 09/17/20[3,4]	250,000	249,921
0.15% due 07/23/20[3,5]	200,000	199,985
Total U.S. Treasury Bills
(Cost $449,889)		449,906

REPURCHASE AGREEMENTS††,6 - 43.0%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[4]	5,465,468	5,465,468
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[4]	2,263,498	2,263,498
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[4]	2,127,688	2,127,688
Total Repurchase Agreements
(Cost $9,856,654)		9,856,654
Total Investments - 102.3%
(Cost $23,450,449)		$23,467,307
Other Assets & Liabilities, net - (2.3)%		(530,405)
Total Net Assets - 100.0%		$22,936,902

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	52	Sep 2020	$3,734,640	$(2,134)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	(0.39)% (1 Week USD LIBOR - 0.50%)	At Maturity	07/30/20	301	$433,152	$(8,430)
BNP Paribas	Russell 2000 Index	(0.22)% (1 Month USD LIBOR - 0.40%)	At Maturity	07/29/20	1,509	2,175,724	(86,274)
Goldman Sachs International	Russell 2000 Index	(0.06)% (1 Week USD LIBOR - 0.05%)	At Maturity	07/28/20	11,514	16,595,308	(590,312)
						$19,204,184	$(685,016)

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[6]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,926,050	$—	$—	$2,926,050
Federal Agency Notes	—	5,235,385	—	5,235,385
Federal Agency Discount Notes	—	4,999,312	—	4,999,312
U.S. Treasury Bills	—	449,906	—	449,906
Repurchase Agreements	—	9,856,654	—	9,856,654
Total Assets	$2,926,050	$20,541,257	$—	$23,467,307

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$2,134	$—	$—	$2,134
Equity Index Swap Agreements**	—	685,016	—	685,016
Total Liabilities	$2,134	$685,016	$—	$687,150

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$826,823	$600,000	$–	$–	$35,519	$1,462,342	59,132	$5,933
Guggenheim Ultra Short Duration Fund — Institutional Class	1,068,939	375,000	–	–	19,769	1,463,708	147,551	4,627
	$1,895,762	$975,000	$–	$–	$55,288	$2,926,050		$10,560

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
MUTUAL FUNDS† - 11.1%
Guggenheim Strategy Fund II1	282,633	$6,989,517
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	527,442	5,232,229
Total Mutual Funds
(Cost $12,230,893)		12,221,746

	Face Amount
FEDERAL AGENCY NOTES†† - 44.2%
Federal Farm Credit Bank
0.28% (U.S. Prime Rate - 2.98%, Rate Floor: 0.00%) due 05/10/21[2]	$5,000,000	5,000,235
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	4,500,000	4,504,619
0.42% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[2]	4,000,000	4,007,593
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	3,040,000	3,047,542
0.44% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	3,000,000	3,006,713
1.62% due 04/22/21	1,500,000	1,501,230
Freddie Mac
1.13% due 10/07/22	10,000,000	10,001,621
1.15% due 04/08/22	3,468,000	3,468,691
Fannie Mae
0.30% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[2]	5,000,000	5,004,492
0.16% (U.S. Secured Overnight Financing Rate + 0.08%, Rate Floor: 0.00%) due 09/16/20[2]	5,000,000	4,999,814
1.88% due 12/28/20	2,500,000	2,520,625
Federal Home Loan Bank
1.38% due 09/28/20	1,600,000	1,604,689
Total Federal Agency Notes
(Cost $48,635,325)		48,667,864

FEDERAL AGENCY DISCOUNT NOTES†† - 15.3%
Federal Home Loan Bank
2.63% due 10/01/20[3]	5,000,000	5,030,599
0.51% due 08/03/20[3]	5,000,000	4,999,313
1.20% due 01/06/21[2,3]	2,500,000	2,499,835
0.10% due 07/01/20[3]	2,400,000	2,400,000
0.13% due 08/03/20[3]	1,300,000	1,299,821
0.11% due 07/15/20[3]	600,000	599,974
Total Federal Agency Discount Notes
(Cost $16,827,840)		16,829,542

U.S. TREASURY BILLS†† - 5.4%
U.S. Treasury Bills
0.16% due 10/01/20[3]	5,000,000	4,998,019
0.15% due 09/17/20[3,4]	800,000	799,749
0.15% due 07/23/20[3,5]	121,000	120,991
Total U.S. Treasury Bills
(Cost $5,918,662)		5,918,759

REPURCHASE AGREEMENTS††,6 - 26.9%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[4]	16,420,757	16,420,757
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[4]	6,800,579	6,800,579
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[4]	6,392,544	6,392,544
Total Repurchase Agreements
(Cost $29,613,880)		29,613,880
Total Investments - 102.9%
(Cost $113,226,600)		$113,251,791
Other Assets & Liabilities, net - (2.9)%		(3,206,590)
Total Net Assets - 100.0%		$110,045,201

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	48	Sep 2020	$7,402,200	$(109,404)

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	(0.41)% (1 Week USD LIBOR + 0.30%)	At Maturity	07/30/20	1,172	$3,634,306	$(19,377)
BNP Paribas	S&P 500 Index	(0.23)% (1 Month USD LIBOR + 0.05%)	At Maturity	07/29/20	5,854	18,147,850	(292,444)
Goldman Sachs International	S&P 500 Index	(0.46)% (1 Week USD LIBOR + 0.35%)	At Maturity	07/28/20	26,030	80,701,559	(2,375,008)

						$102,483,715	$(2,686,829)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[6]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$12,221,746	$—	$—	$12,221,746
Federal Agency Notes	—	48,667,864	—	48,667,864
Federal Agency Discount Notes	—	16,829,542	—	16,829,542
U.S. Treasury Bills	—	5,918,759	—	5,918,759
Repurchase Agreements	—	29,613,880	—	29,613,880
Total Assets	$12,221,746	$101,030,045	$—	$113,251,791

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$109,404	$—	$—	$109,404
Equity Index Swap Agreements**	—	2,686,829	—	2,686,829
Total Liabilities	$109,404	$2,686,829	$—	$2,796,233

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,797,326	$–	$–	$–	$192,191	$6,989,517	282,633	$30,239
Guggenheim Ultra Short Duration Fund — Institutional Class	4,355,562	800,000	–	–	76,667	5,232,229	527,442	17,194
	$11,152,888	$800,000	$–	$–	$268,858	$12,221,746		$47,433

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
MUTUAL FUNDS† - 20.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	14,446	$143,304
Guggenheim Strategy Fund II1	4,036	99,821
Total Mutual Funds
(Cost $243,640)		243,125

	Face Amount
FEDERAL AGENCY NOTES†† - 16.6%
Federal Farm Credit Bank
0.44% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	$100,000	100,224
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	100,000	100,103
Total Federal Agency Notes
(Cost $200,000)		200,327

U.S. TREASURY BILLS†† - 15.0%
U.S. Treasury Bills
0.15% due 07/23/20[3,4]	182,000	181,986
Total U.S. Treasury Bills
(Cost $181,983)		181,986

REPURCHASE AGREEMENTS††,5 - 49.8%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	333,718	333,718
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	138,208	138,208
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	129,915	129,915
Total Repurchase Agreements
(Cost $601,841)		601,841
Total Investments - 101.5%
(Cost $1,227,464)		$1,227,279
Other Assets & Liabilities, net - (1.5)%		(18,419)
Total Net Assets - 100.0%		$1,208,860

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	21	Sep 2020	$2,433,375	$(3,659)

Equity Futures Contracts Purchased†
Nikkei-225 (CME) Index Futures Contracts	22	Sep 2020	2,456,850	(90,528)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$243,125	$—	$—	$243,125
Federal Agency Notes	—	200,327	—	200,327
U.S. Treasury Bills	—	181,986	—	181,986
Repurchase Agreements	—	601,841	—	601,841
Total Assets	$243,125	$984,154	$—	$1,227,279

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$90,528	$—	$—	$90,528
Currency Futures Contracts**	3,659	—	—	3,659
Total Liabilities	$94,187	$—	$—	$94,187

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$156,143	$–	$(60,000)	$(1,253)	$4,931	$99,821	4,036	$567
Guggenheim Ultra Short Duration Fund — Institutional Class	160,954	–	(20,000)	(271)	2,621	143,304	14,446	508
	$317,097	$–	$(80,000)	$(1,524)	$7,552	$243,125		$1,075

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.3%
Media - 22.9%
Walt Disney Co.	2,597	$289,591
Comcast Corp. — Class A	7,152	278,785
Charter Communications, Inc. — Class A*	445	226,968
Liberty Broadband Corp. — Class C*	784	97,185
DISH Network Corp. — Class A*	2,458	84,826
Fox Corp. — Class A	2,986	80,085
Discovery, Inc. — Class A*,1	3,650	77,015
ViacomCBS, Inc. — Class B	3,276	76,396
Altice USA, Inc. — Class A*	3,270	73,706
News Corp. — Class A	4,761	56,465
New York Times Co. — Class A	1,323	55,606
Nexstar Media Group, Inc. — Class A	473	39,585
World Wrestling Entertainment, Inc. — Class A	868	37,715
TEGNA, Inc.	2,931	32,651
Sinclair Broadcast Group, Inc. — Class A	1,329	24,533
AMC Networks, Inc. — Class A*	916	21,425
Total Media		1,552,537
Retail - 19.3%
McDonald's Corp.	1,325	244,423
Starbucks Corp.	2,623	193,027
Chipotle Mexican Grill, Inc. — Class A*	109	114,707
Yum! Brands, Inc.	1,226	106,552
Domino's Pizza, Inc.	217	80,168
Darden Restaurants, Inc.	883	66,905
Restaurant Brands International, Inc.	1,169	63,862
Yum China Holdings, Inc.	1,254	60,280
Dunkin' Brands Group, Inc.	759	49,510
Wingstop, Inc.	336	46,694
Wendy's Co.	2,108	45,912
Texas Roadhouse, Inc. — Class A	757	39,795
Cracker Barrel Old Country Store, Inc.	304	33,717
Papa John's International, Inc.	419	33,273
Shake Shack, Inc. — Class A*	568	30,093
Jack in the Box, Inc.	371	27,487
Brinker International, Inc.	878	21,072
Cheesecake Factory, Inc.[1]	900	20,628
Bloomin' Brands, Inc.	1,803	19,220
Dave & Buster's Entertainment, Inc.[1]	1,107	14,756
Total Retail		1,312,081
Lodging - 12.0%
Las Vegas Sands Corp.	2,674	121,774
Marriott International, Inc. — Class A	1,236	105,962
Hilton Worldwide Holdings, Inc.	1,242	91,225
Caesars Entertainment Corp.*	5,050	61,257
MGM Resorts International	3,471	58,313
Wynn Resorts Ltd.	738	54,974
Huazhu Group Ltd. ADR	1,490	52,225
Melco Resorts & Entertainment Ltd. ADR	3,199	49,648
Hyatt Hotels Corp. — Class A	893	44,909
Choice Hotels International, Inc.	531	41,896
Wyndham Hotels & Resorts, Inc.	931	39,679
Boyd Gaming Corp.	1,527	31,914
Wyndham Destinations, Inc.	1,123	31,646
Hilton Grand Vacations, Inc.*	1,333	26,060
Total Lodging		811,482
Software - 9.5%
Activision Blizzard, Inc.	2,116	160,604
Electronic Arts, Inc.*	991	130,861
NetEase, Inc. ADR	221	94,893
Take-Two Interactive Software, Inc.*	594	82,905
Bilibili, Inc. ADR*	1,374	63,644
Sea Ltd. ADR*	592	63,486
HUYA, Inc. ADR*	2,566	47,907
Total Software		644,300
Leisure Time - 7.6%
Peloton Interactive, Inc. — Class A*	1,541	89,023
Carnival Corp.[1]	4,183	68,685
Royal Caribbean Cruises Ltd.[1]	1,239	62,321
Polaris, Inc.	545	50,440
Brunswick Corp.	772	49,416
Planet Fitness, Inc. — Class A*	765	46,336
YETI Holdings, Inc.*	993	42,431
Norwegian Cruise Line Holdings Ltd.*,1	2,423	39,810
Harley-Davidson, Inc.	1,657	39,387
Callaway Golf Co.	1,572	27,526
Total Leisure Time		515,375
Internet - 7.5%
Netflix, Inc.*	658	299,416
Spotify Technology S.A.*	311	80,297
Roku, Inc.*	621	72,365
iQIYI, Inc. ADR*	2,581	59,854
Total Internet		511,932
Agriculture - 6.5%
Philip Morris International, Inc.	3,036	212,702
Altria Group, Inc.	4,431	173,917
British American Tobacco plc ADR	1,333	51,747
Total Agriculture		438,366
Entertainment - 6.0%
Live Nation Entertainment, Inc.*	1,403	62,195
Vail Resorts, Inc.	313	57,013
Churchill Downs, Inc.	360	47,934
Eldorado Resorts, Inc.*,1	1,067	42,744
Penn National Gaming, Inc.*	1,396	42,634
Marriott Vacations Worldwide Corp.	460	37,817
International Game Technology plc	3,217	28,631
Six Flags Entertainment Corp.	1,274	24,473
Scientific Games Corp. — Class A*	1,567	24,226
SeaWorld Entertainment, Inc.*	1,430	21,178
Cinemark Holdings, Inc.	1,805	20,848
Total Entertainment		409,693

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Beverages - 5.7%
Constellation Brands, Inc. — Class A	672	$117,566
Brown-Forman Corp. — Class B	1,760	112,042
Molson Coors Beverage Co. — Class B	1,585	54,461
Boston Beer Company, Inc. — Class A*	101	54,202
Anheuser-Busch InBev S.A. ADR	1,045	51,518
Total Beverages		389,789
Toys, Games & Hobbies - 1.6%
Hasbro, Inc.	909	68,129
Mattel, Inc.*	3,974	38,429
Total Toys, Games & Hobbies		106,558
Food Service - 0.7%
Aramark	2,086	47,081
Total Common Stocks
(Cost $4,698,946)		6,739,194

RIGHTS†††,2 - 0.0%
Media - 0.0%
Nexstar Media Group, Inc.*	8,160	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.9%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$33,638	33,638
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	13,931	13,931
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	13,095	13,095
Total Repurchase Agreements
(Cost $60,664)		60,664

	Shares
SECURITIES LENDING COLLATERAL†,4 - 3.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[5]	249,866	249,866
Total Securities Lending Collateral
(Cost $249,866)		249,866
Total Investments - 103.9%
(Cost $5,009,476)		$7,049,724
Other Assets & Liabilities, net - (3.9)%		(262,221)
Total Net Assets - 100.0%		$6,787,503

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of June 30, 2020.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,739,194	$—	$—		$6,739,194
Rights	—	—	—	*	—
Repurchase Agreements	—	60,664	—		60,664
Securities Lending Collateral	249,866	—	—		249,866
Total Assets	$6,989,060	$60,664	$—		$7,049,724

*	Security has a market value of $0.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 101.1%
Consumer, Non-cyclical - 28.3%
Johnson & Johnson[1]	1,319	$185,491
Procter & Gamble Co.[1]	1,479	176,844
Kimberly-Clark Corp.[1]	1,126	159,160
Medtronic plc	1,642	150,572
Eli Lilly & Co.[1]	910	149,404
Amgen, Inc.[1]	595	140,337
McKesson Corp.[1]	871	133,629
Ingredion, Inc.[1]	1,604	133,132
Philip Morris International, Inc.[1]	1,716	120,223
Altria Group, Inc.	2,952	115,866
Colgate-Palmolive Co.	1,538	112,674
Henry Schein, Inc.*	1,921	112,167
Molson Coors Beverage Co. — Class B1	3,200	109,952
Pfizer, Inc.[1]	3,317	108,466
Campbell Soup Co.	2,051	101,791
Cardinal Health, Inc.	1,864	97,282
General Mills, Inc.[1]	1,535	94,633
Gilead Sciences, Inc.[1]	1,171	90,097
Mondelez International, Inc. — Class A	1,742	89,068
Kellogg Co.[1]	1,304	86,142
PepsiCo, Inc.[1]	615	81,340
Jazz Pharmaceuticals plc*	734	80,990
Molina Healthcare, Inc.*	439	78,133
Archer-Daniels-Midland Co.	1,939	77,366
Kraft Heinz Co.	2,373	75,675
JM Smucker Co.[1]	690	73,009
UnitedHealth Group, Inc.	242	71,378
CVS Health Corp.[1]	1,053	68,413
United Therapeutics Corp.*	554	67,034
John B Sanfilippo & Son, Inc.	750	63,998
Abbott Laboratories	698	63,818
Cigna Corp.	331	62,112
Incyte Corp.*	581	60,406
HCA Healthcare, Inc.	581	56,392
Biogen, Inc.*	205	54,848
Post Holdings, Inc.*	624	54,675
Quest Diagnostics, Inc.	469	53,447
Rent-A-Center, Inc.	1,868	51,968
Laboratory Corporation of America Holdings*	309	51,328
Herbalife Nutrition Ltd.*	1,116	50,198
United Rentals, Inc.*	336	50,077
Innoviva, Inc.*	3,367	47,070
Tyson Foods, Inc. — Class A	725	43,290
DaVita, Inc.*	544	43,052
TreeHouse Foods, Inc.*	978	42,836
Monster Beverage Corp.*	597	41,384
Dentsply Sirona, Inc.	901	39,698
Alexion Pharmaceuticals, Inc.*	341	38,274
Universal Health Services, Inc. — Class B	356	33,069
Coca-Cola Co.	713	31,857
Merck & Company, Inc.[1]	331	25,596
Thermo Fisher Scientific, Inc.[1]	65	23,552
AbbVie, Inc.	239	23,465
Humana, Inc.	58	22,490
Becton Dickinson and Co.[1]	92	22,013
Bristol-Myers Squibb Co.	373	21,932
Anthem, Inc.	78	20,512
Stryker Corp.	112	20,181
Total Consumer, Non-cyclical		4,353,806
Industrial - 15.3%
Union Pacific Corp.[1]	905	153,008
Caterpillar, Inc.[1]	1,178	149,017
Gentex Corp.[1]	5,440	140,189
Norfolk Southern Corp.[1]	754	132,380
Expeditors International of Washington, Inc.	1,536	116,798
Waters Corp.*,1	641	115,636
Snap-on, Inc.[1]	824	114,132
CSX Corp.	1,459	101,751
J.B. Hunt Transport Services, Inc.	807	97,114
FedEx Corp.[1]	656	91,984
Eaton Corporation plc	999	87,392
Honeywell International, Inc.[1]	601	86,899
Garmin Ltd.	704	68,640
Landstar System, Inc.	611	68,621
Werner Enterprises, Inc.[1]	1,570	68,342
Hubbell, Inc.	529	66,315
Emerson Electric Co.[1]	868	53,842
Regal Beloit Corp.	582	50,821
Owens Corning	895	49,905
Lincoln Electric Holdings, Inc.[1]	592	49,870
AGCO Corp.	894	49,581
Timken Co.	1,084	49,311
Schneider National, Inc. — Class B	1,958	48,304
Illinois Tool Works, Inc.	272	47,559
TE Connectivity Ltd.	563	45,913
Terex Corp.	2,345	44,015
Arrow Electronics, Inc.*	637	43,756
Oshkosh Corp.	506	36,240
National Instruments Corp.	885	34,258
Westrock Co.	1,164	32,895
3M Co.	138	21,527
Lockheed Martin Corp.	56	20,436
Raytheon Technologies Corp.	321	19,780
Total Industrial		2,356,231
Technology - 14.8%
Apple, Inc.[1]	761	277,613
Microsoft Corp.[1]	1,003	204,120
Cerner Corp.[1]	2,095	143,612
Oracle Corp.[1]	2,540	140,386
Intel Corp.[1]	2,195	131,327
Seagate Technology plc	2,632	127,415
QUALCOMM, Inc.	1,362	124,228
Texas Instruments, Inc.	929	117,955
International Business Machines Corp.	938	113,282
Maxim Integrated Products, Inc.	1,764	106,916
NetApp, Inc.	1,902	84,392
Cognizant Technology Solutions Corp. — Class A	1,342	76,252
Skyworks Solutions, Inc.	509	65,081
KLA Corp.	304	59,122
CDK Global, Inc.	1,417	58,692
Applied Materials, Inc.	951	57,488
Lam Research Corp.	142	45,931

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 101.1% (continued)
Technology - 14.8% (continued)
Micron Technology, Inc.*	886	$45,647
Paychex, Inc.	559	42,344
Xilinx, Inc.	428	42,111
HP, Inc.	2,406	41,937
Teradata Corp.*	2,010	41,808
Synaptics, Inc.*	639	38,416
Zebra Technologies Corp. — Class A*	146	37,369
NVIDIA Corp.	79	30,013
Adobe, Inc.*	63	27,425
Total Technology		2,280,882
Communications - 11.6%
Alphabet, Inc. — Class C*	148	209,214
Verizon Communications, Inc.[1]	2,970	163,736
Cisco Systems, Inc.[1]	3,480	162,307
Comcast Corp. — Class A1	3,808	148,436
Amazon.com, Inc.*,1	52	143,459
Juniper Networks, Inc.	5,053	115,512
AT&T, Inc.[1]	3,740	113,060
Omnicom Group, Inc.[1]	2,003	109,364
Booking Holdings, Inc.*	68	108,279
Facebook, Inc. — Class A*,1	473	107,404
eBay, Inc.	1,435	75,266
Sirius XM Holdings, Inc.	8,342	48,967
Ciena Corp.*	904	48,961
Walt Disney Co.	396	44,158
Fox Corp. — Class A	1,635	43,851
Viavi Solutions, Inc.*	3,327	42,386
Interpublic Group of Companies, Inc.	2,015	34,577
Yelp, Inc. — Class A*	1,322	30,578
Netflix, Inc.*	64	29,122
Total Communications		1,778,637
Utilities - 11.4%
Exelon Corp.[1]	4,145	150,422
Consolidated Edison, Inc.	1,897	136,451
Public Service Enterprise Group, Inc.[1]	2,717	133,568
Southern Co.[1]	2,484	128,795
PPL Corp.[1]	4,958	128,115
Pinnacle West Capital Corp.[1]	1,710	125,326
Evergy, Inc.	1,866	110,635
ONE Gas, Inc.	1,276	98,316
Portland General Electric Co.	2,319	96,957
IDACORP, Inc.	961	83,963
FirstEnergy Corp.[1]	2,024	78,491
NiSource, Inc.	3,294	74,906
National Fuel Gas Co.[1]	1,723	72,245
Ameren Corp.	974	68,531
OGE Energy Corp.	1,920	58,291
NRG Energy, Inc.[1]	1,770	57,631
NorthWestern Corp.	833	45,415
CenterPoint Energy, Inc.	2,103	39,263
Avista Corp.	897	32,642
Southwest Gas Holdings, Inc.	462	31,901
Total Utilities		1,751,864
Financial - 10.2%
MetLife, Inc.	4,041	147,577
Allstate Corp.	1,392	135,010
Equity Residential REIT	2,198	129,286
Piedmont Office Realty Trust, Inc. — Class A REIT[1]	5,768	95,807
Boston Properties, Inc. REIT	956	86,403
Western Union Co.	3,472	75,065
Waddell & Reed Financial, Inc. — Class A	4,577	70,989
Vornado Realty Trust REIT	1,794	68,549
Bank of America Corp.	2,882	68,448
M&T Bank Corp.	651	67,684
Kennedy-Wilson Holdings, Inc.	4,234	64,442
Ameriprise Financial, Inc.	411	61,666
Berkshire Hathaway, Inc. — Class B*	315	56,231
Travelers Companies, Inc.	487	55,542
Highwoods Properties, Inc. REIT	1,344	50,172
Wells Fargo & Co.	1,904	48,742
JPMorgan Chase & Co.	512	48,159
Visa, Inc. — Class A	229	44,236
Host Hotels & Resorts, Inc. REIT	3,780	40,786
Synchrony Financial	1,539	34,104
Mastercard, Inc. — Class A	110	32,527
Weingarten Realty Investors REIT	1,607	30,421
Morgan Stanley	463	22,363
BlackRock, Inc. — Class A	41	22,308
Citigroup, Inc.	391	19,980
Total Financial		1,576,497
Consumer, Cyclical - 8.8%
Cummins, Inc.[1]	839	145,365
Autoliv, Inc.	2,169	139,922
Gentherm, Inc.*	2,290	89,081
Lowe's Companies, Inc.	616	83,234
Allison Transmission Holdings, Inc.[1]	2,088	76,797
General Motors Co.	2,812	71,144
Best Buy Company, Inc.	773	67,460
Lear Corp.[1]	592	64,540
Whirlpool Corp.	490	63,470
Brunswick Corp.	892	57,097
MSC Industrial Direct Company, Inc. — Class A	741	53,952
DR Horton, Inc.	961	53,287
PACCAR, Inc.	695	52,021
Southwest Airlines Co.[1]	1,377	47,066
Polaris, Inc.	488	45,164
Home Depot, Inc.[1]	166	41,585
Hanesbrands, Inc.	3,565	40,249
Mohawk Industries, Inc.*	379	38,567
Walmart, Inc.	190	22,758
Costco Wholesale Corp.	75	22,741
AutoZone, Inc.*	20	22,562
NIKE, Inc. — Class B	221	21,669
McDonald's Corp.	114	21,029
Starbucks Corp.	276	20,311
Total Consumer, Cyclical		1,361,071
Energy - 0.7%
Exxon Mobil Corp.[1]	1,254	56,079
Chevron Corp.	573	51,129

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 101.1% (continued)
Energy - 0.7% (continued)
Valero Energy Corp.[1]	49	$2,882
Total Energy		110,090
Total Common Stocks
(Cost $15,245,899)		15,569,078

MONEY MARKET FUND† - 3.6%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio – Institutional Class , 0.08%††,2	558,372	558,372
Total Money Market Fund
(Cost $558,372)		558,372
Total Investments - 104.7%
(Cost $15,804,271)		$16,127,450
Other Assets & Liabilities, net - (4.7)%		(728,551)
Total Net Assets - 100.0%		$15,398,899

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Depreciation
OTC Custom Basket Swap Agreements ††
Goldman Sachs International	GS Equity Custom Basket	0.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$3,443,032	$(42,965)

Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.48% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	3,432,407	(44,302)

					$6,875,439	$(87,267)
OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.22% (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	$5,332,551	$(136,932)
Goldman Sachs International	GS Equity Custom Basket	0.12% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	5,245,031	(110,387)
					$10,577,582	$(247,319)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[2]	Rate indicated is the 7-day yield as of June 30, 2020.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT ― Real Estate Investment Trust

See Sector Classification in Other Information section.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,569,078	$—	$—	$15,569,078
Money Market Fund	—	558,372	—	558,372
Total Assets	$15,569,078	$558,372	$—	$16,127,450

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$334,586	$—	$334,586

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Amazon.com, Inc.	11	0.88%	$10,572
Alphabet, Inc. — Class C	32	1.31%	9,991
Facebook, Inc. — Class A	104	0.69%	6,239
eBay, Inc.	315	0.48%	4,820
Cisco Systems, Inc.	765	1.04%	1,497
Interpublic Group of Companies, Inc.	443	0.22%	963
Netflix, Inc.	14	0.19%	495
Viavi Solutions, Inc.	731	0.27%	284
Juniper Networks, Inc.	1,110	0.74%	21
Ciena Corp.	198	0.31%	(116)
Sirius XM Holdings, Inc.	1,833	0.31%	(941)
Verizon Communications, Inc.	778	1.25%	(1,323)
Fox Corp. — Class A	359	0.28%	(1,524)
Comcast Corp. — Class A	837	0.95%	(2,811)
Booking Holdings, Inc.	15	0.69%	(2,951)
Yelp, Inc. — Class A	290	0.19%	(3,234)
AT&T, Inc.	1,106	0.97%	(4,827)
Omnicom Group, Inc.	440	0.70%	(10,578)
Total Communications			6,577
Consumer, Non-cyclical
Eli Lilly & Co.	200	0.95%	7,157
Herbalife Nutrition Ltd.	520	0.68%	6,418
Amgen, Inc.	130	0.89%	5,933
Rent-A-Center, Inc.	410	0.33%	4,096
McKesson Corp.	191	0.85%	3,977
Cardinal Health, Inc.	641	0.97%	3,065
CVS Health Corp.	231	0.44%	2,541
United Rentals, Inc.	74	0.32%	1,962
Kellogg Co.	286	0.55%	1,641
Abbott Laboratories	153	0.41%	1,528
Laboratory Corporation of America Holdings	75	0.36%	1,460
Thermo Fisher Scientific, Inc.	14	0.15%	1,082
Johnson & Johnson	290	1.18%	848
AbbVie, Inc.	52	0.15%	787
Incyte Corp.	127	0.38%	712
Alexion Pharmaceuticals, Inc.	75	0.24%	709
Kimberly-Clark Corp.	247	1.01%	702
Procter & Gamble Co.	325	1.13%	594
Innoviva, Inc.	740	0.30%	403
General Mills, Inc.	337	0.60%	164
Molina Healthcare, Inc.	96	0.50%	144
Becton Dickinson and Co.	20	0.14%	45
JM Smucker Co.	151	0.46%	23
Colgate-Palmolive Co.	338	0.72%	10
Campbell Soup Co.	450	0.65%	7
Anthem, Inc.	17	0.13%	(50)
Humana, Inc.	12	0.14%	(90)
Bristol-Myers Squibb Co.	82	0.14%	(129)
PepsiCo, Inc.	135	0.52%	(145)
Monster Beverage Corp.	131	0.26%	(180)
Stryker Corp.	24	0.13%	(181)
Gilead Sciences, Inc.	257	0.57%	(246)
UnitedHealth Group, Inc.	53	0.45%	(248)
Quest Diagnostics, Inc.	103	0.34%	(304)
Merck & Company, Inc.	72	0.16%	(401)
Kraft Heinz Co.	521	0.48%	(671)
DaVita, Inc.	119	0.27%	(766)
Ingredion, Inc.	352	0.85%	(771)
Mondelez International, Inc. — Class A	383	0.57%	(814)
Post Holdings, Inc.	137	0.35%	(867)
Dentsply Sirona, Inc.	198	0.25%	(999)
Coca-Cola Co.	156	0.20%	(1,055)
Archer-Daniels-Midland Co.	426	0.49%	(1,107)
Tyson Foods, Inc. — Class A	159	0.28%	(1,147)
Universal Health Services, Inc. — Class B	78	0.21%	(1,272)
TreeHouse Foods, Inc.	215	0.27%	(1,277)
John B Sanfilippo & Son, Inc.	165	0.41%	(1,293)
Altria Group, Inc.	648	0.74%	(1,499)
Henry Schein, Inc.	422	0.72%	(1,857)
Cigna Corp.	72	0.39%	(2,065)
HCA Healthcare, Inc.	127	0.36%	(2,267)
Philip Morris International, Inc.	377	0.77%	(2,706)
Medtronic plc	361	0.96%	(2,797)
Biogen, Inc.	45	0.35%	(2,855)
Jazz Pharmaceuticals plc	161	0.52%	(3,095)
Pfizer, Inc.	729	0.69%	(5,233)
Molson Coors Beverage Co. — Class B	703	0.70%	(11,543)
Total Consumer, Non-cyclical			(3,922)
Consumer, Cyclical
DR Horton, Inc.	211	0.34%	2,049
Home Depot, Inc.	36	0.26%	1,890
Best Buy Company, Inc.	170	0.43%	1,851
Cummins, Inc.	184	0.93%	1,815
Lowe's Companies, Inc.	135	0.53%	1,664
Hanesbrands, Inc.	783	0.26%	1,586
Lear Corp.	130	0.41%	1,228
Gentherm, Inc.	503	0.57%	1,149
Brunswick Corp.	196	0.36%	1,070
Southwest Airlines Co.	302	0.30%	901
Polaris, Inc.	107	0.29%	801
MSC Industrial Direct Company, Inc. — Class A	163	0.34%	578
AutoZone, Inc.	4	0.13%	573
Autoliv, Inc.	476	0.89%	467
NIKE, Inc. — Class B	48	0.14%	420
McDonald's Corp.	25	0.13%	56
Walmart, Inc.	41	0.14%	(43)
Costco Wholesale Corp.	16	0.14%	(49)
PACCAR, Inc.	152	0.33%	(666)
Starbucks Corp.	60	0.13%	(914)
Whirlpool Corp.	107	0.40%	(2,274)
Mohawk Industries, Inc.	83	0.25%	(2,788)
Allison Transmission Holdings, Inc.	459	0.49%	(3,125)
General Motors Co.	618	0.45%	(6,502)
Total Consumer, Cyclical			1,737
Utilities
CenterPoint Energy, Inc.	462	0.25%	(22)
Southwest Gas Holdings, Inc.	101	0.20%	(594)
OGE Energy Corp.	422	0.37%	(698)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ameren Corp.	214	0.44%	$(1,053)
NorthWestern Corp.	183	0.29%	(1,376)
IDACORP, Inc.	211	0.54%	(1,415)
Avista Corp.	197	0.21%	(1,575)
Evergy, Inc.	410	0.71%	(1,708)
FirstEnergy Corp.	445	0.50%	(1,767)
NiSource, Inc.	724	0.48%	(1,944)
NRG Energy, Inc.	389	0.37%	(1,947)
ONE Gas, Inc.	280	0.63%	(1,962)
Pinnacle West Capital Corp.	376	0.80%	(2,327)
Southern Co.	546	0.82%	(2,857)
National Fuel Gas Co.	378	0.46%	(2,941)
Consolidated Edison, Inc.	417	0.87%	(4,051)
PPL Corp.	1,090	0.82%	(5,166)
Public Service Enterprise Group, Inc.	597	0.85%	(5,216)
Portland General Electric Co.	509	0.62%	(5,405)
Exelon Corp.	911	0.96%	(7,404)
Total Utilities			(51,428)
Financial
Waddell & Reed Financial, Inc. — Class A	1,006	0.45%	2,805
Visa, Inc. — Class A	50	0.28%	772
BlackRock, Inc. — Class A	9	0.14%	619
Citigroup, Inc.	86	0.13%	550
Western Union Co.	763	0.48%	532
Morgan Stanley	220	0.31%	84
Mastercard, Inc. — Class A	24	0.21%	(264)
Host Hotels & Resorts, Inc.	831	0.26%	(439)
Berkshire Hathaway, Inc. — Class B	69	0.36%	(802)
Ameriprise Financial, Inc.	90	0.39%	(956)
M&T Bank Corp.	143	0.43%	(1,114)
Piedmont Office Realty Trust, Inc. — Class A	1,268	0.61%	(1,268)
Synchrony Financial	338	0.22%	(1,305)
Vornado Realty Trust	394	0.44%	(1,341)
JPMorgan Chase & Co.	112	0.31%	(1,669)
Travelers Companies, Inc.	107	0.35%	(1,875)
Allstate Corp.	306	0.86%	(2,043)
Highwoods Properties, Inc.	295	0.32%	(2,067)
Bank of America Corp.	633	0.44%	(2,486)
Boston Properties, Inc.	210	0.55%	(2,998)
Weingarten Realty Investors	353	0.19%	(3,445)
Equity Residential	483	0.83%	(3,594)
MetLife, Inc.	888	0.94%	(4,573)
Kennedy-Wilson Holdings, Inc.	930	0.41%	(4,872)
Wells Fargo & Co.	418	0.31%	(5,611)
Total Financial			(37,360)
Technology
Apple, Inc.	167	1.77%	22,070
Microsoft Corp.	220	1.30%	15,424
Skyworks Solutions, Inc.	112	0.42%	3,709
QUALCOMM, Inc.	299	0.79%	3,108
Maxim Integrated Products, Inc.	387	0.68%	2,541
NVIDIA Corp.	17	0.19%	2,331
CDK Global, Inc.	311	0.37%	1,929
Intel Corp.	482	0.84%	1,732
Applied Materials, Inc.	209	0.37%	1,612
Adobe, Inc.	13	0.16%	1,239
Texas Instruments, Inc.	204	0.75%	1,193
Paychex, Inc.	122	0.27%	1,156
Lam Research Corp.	31	0.29%	1,035
HP, Inc.	529	0.27%	1,011
Cognizant Technology Solutions Corp. — Class A	295	0.49%	787
Xilinx, Inc.	94	0.27%	689
Oracle Corp.	558	0.90%	674
NetApp, Inc.	418	0.54%	616
KLA Corp.	66	0.37%	167
Synaptics, Inc.	140	0.24%	117
Micron Technology, Inc.	194	0.29%	(356)
Zebra Technologies Corp. — Class A	32	0.24%	(550)
Cerner Corp.	460	0.92%	(1,063)
International Business Machines Corp.	206	0.72%	(1,847)
Seagate Technology plc	578	0.81%	(2,195)
Teradata Corp.	441	0.27%	(3,001)
Total Technology			54,128
Industrial
Werner Enterprises, Inc.	345	0.44%	4,847
Snap-on, Inc.	181	0.73%	3,806
Schneider National, Inc. — Class B	430	0.31%	2,786
Garmin Ltd.	154	0.44%	2,229
Regal Beloit Corp.	128	0.32%	2,164
Union Pacific Corp.	199	0.98%	1,927
TE Connectivity Ltd.	123	0.29%	1,779
Owens Corning	196	0.32%	1,576
Landstar System, Inc.	134	0.44%	1,428
Westrock Co.	445	0.37%	1,354
Caterpillar, Inc.	259	0.95%	662
J.B. Hunt Transport Services, Inc.	177	0.62%	539
3M Co.	30	0.14%	328
National Instruments Corp.	194	0.22%	289
Lincoln Electric Holdings, Inc.	130	0.32%	158
Expeditors International of Washington, Inc.	337	0.74%	156
Illinois Tool Works, Inc.	59	0.30%	(172)
Raytheon Technologies Corp.	70	0.13%	(311)
Lockheed Martin Corp.	12	0.13%	(378)
Oshkosh Corp.	111	0.23%	(597)
Timken Co.	238	0.31%	(690)
Arrow Electronics, Inc.	140	0.28%	(908)
Emerson Electric Co.	191	0.34%	(933)
Hubbell, Inc.	116	0.42%	(1,208)
Gentex Corp.	1,196	0.90%	(1,255)
Norfolk Southern Corp.	174	0.89%	(1,538)
Eaton Corporation plc	219	0.56%	(1,667)
CSX Corp.	320	0.65%	(1,760)
Honeywell International, Inc.	132	0.55%	(2,161)
FedEx Corp.	144	0.59%	(2,269)
AGCO Corp.	196	0.32%	(3,260)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Waters Corp.	141	0.74%	$(4,136)
Terex Corp.	515	0.28%	(4,870)
Total Industrial			(2,084)
Energy
Valero Energy Corp.	10	0.02%	84
Chevron Corp.	126	0.33%	(4,024)
Exxon Mobil Corp.	275	0.32%	(6,665)
Total Energy			(10,605)
Basic Materials
Arconic Corp.	1	0.00%	(8)
Total GS Equity Long Custom Basket			$(42,965)

GS EQUITY SHORT CUSTOM BASKET
Financial
Realty Income Corp.	1,159	(1.31)%	20,315
Ameris Bancorp	1,241	(0.56)%	14,404
Alleghany Corp.	160	(1.49)%	12,615
UDR, Inc.	1,416	(1.01)%	12,176
Markel Corp.	101	(1.78)%	11,840
People's United Financial, Inc.	2,448	(0.54)%	11,586
Valley National Bancorp	8,286	(1.24)%	9,649
Old National Bancorp	1,989	(0.52)%	8,109
First Midwest Bancorp, Inc.	3,823	(0.97)%	7,960
Acadia Realty Trust	2,954	(0.73)%	7,795
Kilroy Realty Corp.	968	(1.08)%	6,809
JBG SMITH Properties	1,635	(0.92)%	5,974
First Financial Bankshares, Inc.	1,357	(0.75)%	5,404
Loews Corp.	930	(0.61)%	3,874
Fulton Financial Corp.	4,113	(0.83)%	3,822
TFS Financial Corp.	1,848	(0.50)%	3,545
Healthcare Realty Trust, Inc.	2,208	(1.23)%	3,544
Glacier Bancorp, Inc.	678	(0.46)%	3,309
Prologis, Inc.	554	(0.99)%	2,559
Southside Bancshares, Inc.	1,250	(0.66)%	2,337
Global Net Lease, Inc.	2,185	(0.70)%	2,243
Brookline Bancorp, Inc.	4,842	(0.93)%	2,199
RLI Corp.	398	(0.62)%	2,195
Medical Properties Trust, Inc.	2,913	(1.04)%	1,881
New York Community Bancorp, Inc.	2,194	(0.43)%	449
EastGroup Properties, Inc.	376	(0.85)%	(163)
Agree Realty Corp.	1,427	(1.79)%	(747)
American Assets Trust, Inc.	934	(0.50)%	(951)
American Tower Corp. — Class A	63	(0.31)%	(1,342)
Easterly Government Properties, Inc.	2,156	(0.95)%	(1,360)
CyrusOne, Inc.	332	(0.46)%	(1,595)
Northfield Bancorp, Inc.	1,781	(0.39)%	(1,744)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,120	(0.61)%	(1,947)
Crown Castle International Corp.	96	(0.31)%	(2,571)
James River Group Holdings Ltd.	820	(0.70)%	(2,752)
Sun Communities, Inc.	476	(1.23)%	(2,890)
SBA Communications Corp.	55	(0.31)%	(3,162)
Healthcare Trust of America, Inc. — Class A	1,847	(0.93)%	(3,232)
STAG Industrial, Inc.	1,014	(0.57)%	(3,330)
BOK Financial Corp.	389	(0.42)%	(3,735)
Rexford Industrial Realty, Inc.	2,141	(1.69)%	(3,748)
Alexandria Real Estate Equities, Inc.	499	(1.54)%	(3,883)
Equinix, Inc.	28	(0.37)%	(5,546)
Terreno Realty Corp.	1,162	(1.17)%	(6,448)
Flagstar Bancorp, Inc.	960	(0.54)%	(7,905)
QTS Realty Trust, Inc. — Class A	953	(1.16)%	(11,111)
Total Financial			96,431
Basic Materials
PPG Industries, Inc.	867	(1.75)%	5,381
DuPont de Nemours, Inc.	513	(0.52)%	1,805
Nucor Corp.	525	(0.41)%	1,287
Balchem Corp.	870	(1.57)%	1,218
Royal Gold, Inc.	203	(0.48)%	(342)
Linde plc	523	(2.12)%	(1,975)
Ashland Global Holdings, Inc.	1,472	(1.94)%	(4,357)
Air Products & Chemicals, Inc.	463	(2.13)%	(4,647)
Albemarle Corp.	469	(0.69)%	(7,631)
Ecolab, Inc.	370	(1.40)%	(8,718)
Freeport-McMoRan, Inc.	3,422	(0.75)%	(9,282)
RPM International, Inc.	1,137	(1.63)%	(11,200)
Newmont Corp.	1,017	(1.20)%	(15,732)
Quaker Chemical Corp.	440	(1.56)%	(22,453)
Total Basic Materials			(76,646)
Technology
Fiserv, Inc.	887	(1.65)%	1,647
Parsons Corp.	1,400	(0.97)%	409
Tyler Technologies, Inc.	47	(0.31)%	(249)
RealPage, Inc.	245	(0.30)%	(271)
Appfolio, Inc. — Class A	101	(0.31)%	(1,630)
salesforce.com, Inc.	95	(0.34)%	(2,858)
Autodesk, Inc.	71	(0.32)%	(3,348)
HubSpot, Inc.	79	(0.34)%	(3,998)
Smartsheet, Inc. — Class A	541	(0.53)%	(4,498)
Fidelity National Information Services, Inc.	773	(1.98)%	(4,719)
Coupa Software, Inc.	73	(0.39)%	(5,084)
Zscaler, Inc.	159	(0.33)%	(5,316)
Veeva Systems, Inc. — Class A	115	(0.51)%	(6,331)
Envestnet, Inc.	412	(0.58)%	(6,776)
Alteryx, Inc. — Class A	175	(0.55)%	(7,912)
Workiva, Inc.	570	(0.58)%	(8,735)
Twilio, Inc. — Class A	85	(0.36)%	(9,058)
Total Technology			(68,727)
Industrial
Tetra Tech, Inc.	798	(1.20)%	4,849

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
L3Harris Technologies, Inc.	150	(0.49)%	$4,834
Eagle Materials, Inc.	794	(1.06)%	3,460
TransDigm Group, Inc.	127	(1.07)%	3,276
Sonoco Products Co.	580	(0.58)%	2,073
Louisiana-Pacific Corp.	2,206	(1.08)%	1,673
Silgan Holdings, Inc.	1,178	(0.73)%	650
Ball Corp.	767	(1.02)%	324
Crown Holdings, Inc.	393	(0.49)%	(950)
Vulcan Materials Co.	386	(0.85)%	(1,492)
Martin Marietta Materials, Inc.	270	(1.06)%	(1,726)
AptarGroup, Inc.	345	(0.74)%	(1,838)
GATX Corp.	415	(0.48)%	(1,926)
Exponent, Inc.	320	(0.49)%	(2,064)
ESCO Technologies, Inc.	349	(0.56)%	(2,785)
Amcor plc	3,845	(0.75)%	(5,951)
Casella Waste Systems, Inc. — Class A	923	(0.92)%	(5,972)
Worthington Industries, Inc.	727	(0.52)%	(9,245)
Total Industrial			(12,810)
Consumer, Non-cyclical
Hormel Foods Corp.	518	(0.48)%	519
McCormick & Company, Inc.	97	(0.33)%	(771)
Avery Dennison Corp.	370	(0.80)%	(2,080)
Seattle Genetics, Inc.	109	(0.35)%	(3,905)
Verisk Analytics, Inc. — Class A	308	(1.00)%	(4,433)
Equifax, Inc.	189	(0.62)%	(4,530)
Global Payments, Inc.	285	(0.92)%	(5,521)
Paylocity Holding Corp.	182	(0.51)%	(9,260)
Avalara, Inc.	245	(0.62)%	(13,050)
Total Consumer, Non-cyclical			(43,031)
Energy
ONEOK, Inc.	667	(0.42)%	7,635
Phillips 66	343	(0.47)%	4,814
Kinder Morgan, Inc.	1,734	(0.50)%	3,913
Delek US Holdings, Inc.	1,190	(0.40)%	3,774
Williams Companies, Inc.	1,206	(0.44)%	2,106
Pioneer Natural Resources Co.	194	(0.36)%	1,818
Concho Resources, Inc.	438	(0.43)%	(552)
National Oilwell Varco, Inc.	3,472	(0.81)%	(2,876)
Baker Hughes Co.	1,354	(0.40)%	(3,631)
Schlumberger Ltd.	1,170	(0.41)%	(4,010)
Noble Energy, Inc.	2,062	(0.35)%	(4,687)
Halliburton Co.	1,606	(0.40)%	(9,233)
Total Energy			(929)
Consumer, Cyclical
Copart, Inc.	281	(0.45)%	3,340
Scotts Miracle-Gro Co. — Class A	236	(0.61)%	(3,157)
Total Consumer, Cyclical			183
Utilities
American States Water Co.	368	(0.55)%	4,756
California Water Service Group	1,102	(1.00)%	3,723
WEC Energy Group, Inc.	202	(0.34)%	1,081
American Water Works Company, Inc.	223	(0.55)%	475
NextEra Energy, Inc.	82	(0.38)%	257
Total Utilities			10,292
Communications
Liberty Broadband Corp. — Class C	548	(1.30)%	5,112
FactSet Research Systems, Inc.	83	(0.52)%	(3,082)
Zendesk, Inc.	196	(0.33)%	(3,146)
Anaplan, Inc.	538	(0.46)%	(3,516)
Okta, Inc.	89	(0.34)%	(4,952)
Q2 Holdings, Inc.	533	(0.86)%	(5,566)
Total Communications			(15,150)
Total GS Equity Short Custom Basket			$(110,387)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Snap-on, Inc.	181	0.73%	$3,892
Werner Enterprises, Inc.	345	0.44%	3,419
Garmin Ltd.	154	0.44%	2,273
Union Pacific Corp.	199	0.98%	2,232
Regal Beloit Corp.	128	0.33%	2,222
TE Connectivity Ltd.	123	0.29%	1,784
Owens Corning	196	0.32%	1,559
Schneider National, Inc. — Class B	430	0.31%	1,556
Westrock Co.	445	0.37%	1,334
Landstar System, Inc.	134	0.44%	1,051
Caterpillar, Inc.	259	0.95%	825
J.B. Hunt Transport Services, Inc.	177	0.62%	545
3M Co.	30	0.14%	318
National Instruments Corp.	194	0.22%	281
Lincoln Electric Holdings, Inc.	130	0.32%	205
Expeditors International of Washington, Inc.	337	0.75%	163
Norfolk Southern Corp.	174	0.89%	(124)
Oshkosh Corp.	111	0.23%	(134)
Illinois Tool Works, Inc.	59	0.30%	(160)
Raytheon Technologies Corp.	70	0.13%	(289)
Lockheed Martin Corp.	12	0.13%	(363)
CSX Corp.	320	0.65%	(626)
Timken Co.	238	0.32%	(701)
Arrow Electronics, Inc.	140	0.28%	(847)
Emerson Electric Co.	191	0.35%	(856)
Hubbell, Inc.	116	0.42%	(1,208)
Gentex Corp.	1,196	0.90%	(1,270)
Eaton Corporation plc	219	0.56%	(1,676)
Honeywell International, Inc.	132	0.56%	(2,065)
FedEx Corp.	144	0.59%	(2,269)
AGCO Corp.	196	0.32%	(3,255)
Terex Corp.	515	0.28%	(4,863)
Waters Corp.	141	0.74%	(6,153)
Total Industrial			(3,200)
Financial
Waddell & Reed Financial, Inc. — Class A	1,006	0.45%	2,782
Visa, Inc. — Class A	50	0.28%	748
BlackRock, Inc. — Class A	9	0.14%	637
Western Union Co.	763	0.48%	561
Citigroup, Inc.	86	0.13%	509
Mastercard, Inc. — Class A	24	0.21%	(266)
Host Hotels & Resorts, Inc.	831	0.26%	(447)
JPMorgan Chase & Co.	112	0.31%	(571)
Berkshire Hathaway, Inc. — Class B	69	0.36%	(764)
Ameriprise Financial, Inc.	90	0.39%	(944)
M&T Bank Corp.	143	0.43%	(1,133)
Synchrony Financial	338	0.22%	(1,308)
Piedmont Office Realty Trust, Inc. — Class A	1,268	0.61%	(1,354)
Vornado Realty Trust	394	0.44%	(1,368)
Travelers Companies, Inc.	107	0.36%	(1,909)
Allstate Corp.	306	0.86%	(2,035)
Highwoods Properties, Inc.	295	0.32%	(2,042)
Bank of America Corp.	633	0.44%	(2,511)
Boston Properties, Inc.	210	0.55%	(2,976)
Weingarten Realty Investors	353	0.19%	(3,444)
Equity Residential	483	0.83%	(3,564)
MetLife, Inc.	888	0.94%	(4,599)
Kennedy-Wilson Holdings, Inc.	930	0.41%	(4,883)
Wells Fargo & Co.	418	0.31%	(5,577)
Total Financial			(36,458)
Utilities
CenterPoint Energy, Inc.	462	0.25%	(33)
Southwest Gas Holdings, Inc.	101	0.20%	(604)
OGE Energy Corp.	422	0.37%	(708)
Ameren Corp.	214	0.44%	(1,024)
FirstEnergy Corp.	445	0.50%	(1,308)
NorthWestern Corp.	183	0.29%	(1,381)
IDACORP, Inc.	211	0.54%	(1,406)
Avista Corp.	197	0.21%	(1,592)
Evergy, Inc.	410	0.71%	(1,663)
NRG Energy, Inc.	389	0.37%	(1,907)
NiSource, Inc.	724	0.48%	(1,947)
ONE Gas, Inc.	280	0.63%	(2,005)
Pinnacle West Capital Corp.	376	0.80%	(2,275)
Southern Co.	546	0.82%	(2,675)
Consolidated Edison, Inc.	417	0.87%	(4,056)
National Fuel Gas Co.	378	0.46%	(4,711)
Portland General Electric Co.	509	0.62%	(4,784)
Public Service Enterprise Group, Inc.	597	0.86%	(5,067)
PPL Corp.	1,090	0.82%	(6,880)
Exelon Corp.	911	0.96%	(7,658)
Total Utilities			(53,684)
Consumer, Non-cyclical
Eli Lilly & Co.	200	0.96%	7,233
McKesson Corp.	191	0.85%	7,203
Amgen, Inc.	130	0.89%	5,060
Rent-A-Center, Inc.	410	0.33%	4,068
Herbalife Nutrition Ltd.	520	0.68%	2,854
CVS Health Corp.	231	0.44%	2,749
Cardinal Health, Inc.	641	0.97%	2,697
United Rentals, Inc.	74	0.32%	1,950
Kellogg Co.	286	0.55%	1,758
Abbott Laboratories	153	0.41%	1,751
Laboratory Corporation of America Holdings	75	0.36%	1,409
Thermo Fisher Scientific, Inc.	14	0.15%	1,309
PepsiCo, Inc.	135	0.52%	1,258
Procter & Gamble Co.	325	1.13%	1,140
Johnson & Johnson	290	1.19%	1,034
AbbVie, Inc.	52	0.15%	792
Kimberly-Clark Corp.	247	1.02%	728
Incyte Corp.	127	0.38%	727
Alexion Pharmaceuticals, Inc.	75	0.25%	715
Innoviva, Inc.	740	0.30%	546

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
General Mills, Inc.	337	0.61%	$177
Molina Healthcare, Inc.	96	0.50%	154
Colgate-Palmolive Co.	338	0.72%	64
JM Smucker Co.	151	0.47%	32
Campbell Soup Co.	450	0.65%	12
Anthem, Inc.	17	0.13%	(61)
Humana, Inc.	12	0.14%	(86)
Becton Dickinson and Co.	20	0.14%	(127)
Bristol-Myers Squibb Co.	82	0.14%	(133)
Monster Beverage Corp.	131	0.26%	(180)
Stryker Corp.	24	0.13%	(181)
UnitedHealth Group, Inc.	53	0.46%	(239)
Gilead Sciences, Inc.	257	0.58%	(252)
Quest Diagnostics, Inc.	103	0.34%	(270)
Merck & Company, Inc.	72	0.16%	(357)
Mondelez International, Inc. — Class A	383	0.57%	(641)
Kraft Heinz Co.	521	0.48%	(669)
DaVita, Inc.	119	0.27%	(765)
Post Holdings, Inc.	137	0.35%	(805)
Dentsply Sirona, Inc.	198	0.25%	(972)
Coca-Cola Co.	156	0.20%	(1,002)
Archer-Daniels-Midland Co.	426	0.50%	(1,091)
Tyson Foods, Inc. — Class A	159	0.28%	(1,113)
Medtronic plc	361	0.96%	(1,121)
TreeHouse Foods, Inc.	215	0.27%	(1,262)
Universal Health Services, Inc. — Class B	78	0.21%	(1,276)
John B Sanfilippo & Son, Inc.	165	0.41%	(1,309)
Altria Group, Inc.	648	0.74%	(1,469)
Henry Schein, Inc.	422	0.72%	(1,807)
Cigna Corp.	72	0.39%	(2,107)
HCA Healthcare, Inc.	127	0.36%	(2,277)
Ingredion, Inc.	352	0.85%	(2,546)
Biogen, Inc.	45	0.35%	(2,867)
Pfizer, Inc.	729	0.69%	(3,849)
Jazz Pharmaceuticals plc	161	0.52%	(3,952)
Philip Morris International, Inc.	377	0.77%	(4,680)
Molson Coors Beverage Co. — Class B	703	0.70%	(11,539)
Total Consumer, Non-cyclical			(3,585)
Technology
Apple, Inc.	167	1.77%	22,588
Microsoft Corp.	220	1.30%	18,720
Skyworks Solutions, Inc.	112	0.42%	3,705
QUALCOMM, Inc.	299	0.79%	3,188
Maxim Integrated Products, Inc.	387	0.68%	2,534
NVIDIA Corp.	17	0.19%	2,332
CDK Global, Inc.	311	0.38%	1,937
Applied Materials, Inc.	209	0.37%	1,595
Adobe, Inc.	13	0.16%	1,245
Texas Instruments, Inc.	204	0.75%	1,212
Paychex, Inc.	122	0.27%	1,139
Lam Research Corp.	31	0.29%	1,045
HP, Inc.	529	0.27%	992
Oracle Corp.	558	0.90%	981
Cognizant Technology Solutions Corp. — Class A	295	0.49%	793
Intel Corp.	482	0.84%	731
Xilinx, Inc.	94	0.27%	702
NetApp, Inc.	418	0.54%	592
KLA Corp.	66	0.37%	190
Synaptics, Inc.	140	0.25%	56
Micron Technology, Inc.	194	0.29%	(308)
Zebra Technologies Corp. — Class A	32	0.24%	(572)
Cerner Corp.	460	0.92%	(1,036)
International Business Machines Corp.	206	0.72%	(1,775)
Seagate Technology plc	578	0.82%	(2,186)
Teradata Corp.	441	0.27%	(3,137)
Total Technology			57,263
Basic Materials
Arconic Corp.	1	0.00%	(7)
Consumer, Cyclical
Cummins, Inc.	184	0.93%	2,404
Home Depot, Inc.	36	0.26%	2,205
DR Horton, Inc.	211	0.34%	2,129
Best Buy Company, Inc.	170	0.43%	1,854
Lowe's Companies, Inc.	135	0.53%	1,647
Hanesbrands, Inc.	783	0.26%	1,603
Lear Corp.	130	0.41%	1,264
Gentherm, Inc.	503	0.57%	1,151
Brunswick Corp.	196	0.37%	1,047
Southwest Airlines Co.	302	0.30%	927
Polaris, Inc.	107	0.29%	791
MSC Industrial Direct Company, Inc. — Class A	163	0.35%	598
AutoZone, Inc.	4	0.13%	552
Autoliv, Inc.	476	0.89%	507
NIKE, Inc. — Class B	48	0.14%	418
McDonald's Corp.	25	0.13%	28
Walmart, Inc.	41	0.14%	(43)
Costco Wholesale Corp.	16	0.14%	(52)
PACCAR, Inc.	152	0.33%	(658)
Starbucks Corp.	60	0.13%	(910)
Whirlpool Corp.	107	0.40%	(2,260)
Mohawk Industries, Inc.	83	0.25%	(2,828)
Allison Transmission Holdings, Inc.	459	0.49%	(3,614)
General Motors Co.	618	0.46%	(6,477)
Total Consumer, Cyclical			2,283
Energy
Valero Energy Corp.	10	0.02%	74
Chevron Corp.	126	0.33%	(4,083)
Exxon Mobil Corp.	275	0.36%	(6,764)
Total Energy			(10,773)
Communications
Amazon.com, Inc.	11	0.88%	10,644
Alphabet, Inc. — Class C	32	1.32%	8,093
Facebook, Inc. — Class A	104	0.69%	6,785
eBay, Inc.	315	0.48%	4,854
Cisco Systems, Inc.	765	1.04%	1,647
Interpublic Group of Companies, Inc.	443	0.22%	967
Netflix, Inc.	14	0.19%	496
Viavi Solutions, Inc.	731	0.27%	281
Juniper Networks, Inc.	1,110	0.74%	10

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ciena Corp.	198	0.31%	$(85)
Sirius XM Holdings, Inc.	1,833	0.31%	(920)
Fox Corp. — Class A	359	0.28%	(1,539)
Comcast Corp. — Class A	837	0.95%	(2,807)
Booking Holdings, Inc.	15	0.70%	(2,949)
Yelp, Inc. — Class A	290	0.20%	(3,283)
Verizon Communications, Inc.	778	1.25%	(4,142)
AT&T, Inc.	1,106	0.97%	(4,389)
Omnicom Group, Inc.	440	0.72%	(9,804)
Total Communications			3,859
Total MS Equity Long Custom Basket			$(44,302)

MS EQUITY SHORT CUSTOM BASKET
Financial
Realty Income Corp.	1,159	(1.29)%	18,450
Ameris Bancorp	1,241	(0.55)%	14,336
Alleghany Corp.	160	(1.47)%	12,328
UDR, Inc.	1,416	(0.99)%	11,855
People's United Financial, Inc.	2,448	(0.53)%	11,815
Markel Corp.	101	(1.75)%	11,471
Valley National Bancorp	8,286	(1.22)%	8,108
Old National Bancorp	1,989	(0.51)%	8,067
Acadia Realty Trust	2,954	(0.72)%	7,930
Kilroy Realty Corp.	968	(1.07)%	6,943
JBG SMITH Properties	1,635	(0.91)%	5,989
First Financial Bankshares, Inc.	1,357	(0.74)%	5,398
First Midwest Bancorp, Inc.	2,239	(0.56)%	4,533
Americold Realty Trust	2,960	(2.01)%	4,060
Fulton Financial Corp.	4,113	(0.81)%	4,034
Loews Corp.	930	(0.60)%	3,858
Healthcare Realty Trust, Inc.	2,208	(1.21)%	3,659
TFS Financial Corp.	1,848	(0.50)%	3,570
Agree Realty Corp.	1,427	(1.76)%	3,017
Glacier Bancorp, Inc.	678	(0.45)%	2,827
Prologis, Inc.	554	(0.97)%	2,454
Southside Bancshares, Inc.	1,250	(0.65)%	2,453
Global Net Lease, Inc.	2,185	(0.69)%	2,242
Brookline Bancorp, Inc.	4,842	(0.92)%	2,228
Medical Properties Trust, Inc.	2,913	(1.03)%	1,881
New York Community Bancorp, Inc.	2,194	(0.42)%	565
QTS Realty Trust, Inc. — Class A	953	(1.15)%	534
RLI Corp.	398	(0.61)%	172
EastGroup Properties, Inc.	376	(0.84)%	(855)
American Assets Trust, Inc.	934	(0.49)%	(931)
Easterly Government Properties, Inc.	2,156	(0.93)%	(1,298)
American Tower Corp. — Class A	63	(0.31)%	(1,351)
CyrusOne, Inc.	332	(0.45)%	(1,558)
Northfield Bancorp, Inc.	1,781	(0.38)%	(1,710)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,120	(0.60)%	(1,939)
Crown Castle International Corp.	96	(0.30)%	(2,575)
James River Group Holdings Ltd.	820	(0.69)%	(2,724)
SBA Communications Corp.	55	(0.31)%	(3,165)
Healthcare Trust of America, Inc. — Class A	1,847	(0.92)%	(3,174)
STAG Industrial, Inc.	1,014	(0.56)%	(3,233)
BOK Financial Corp.	389	(0.41)%	(3,591)
Alexandria Real Estate Equities, Inc.	499	(1.52)%	(3,984)
Equinix, Inc.	28	(0.37)%	(7,118)
Sun Communities, Inc.	476	(1.21)%	(7,326)
Flagstar Bancorp, Inc.	960	(0.53)%	(7,852)
Rexford Industrial Realty, Inc.	2,141	(1.66)%	(11,621)
Terreno Realty Corp.	1,162	(1.15)%	(12,433)
Total Financial			86,339
Energy
Phillips 66	343	(0.46)%	4,781
Kinder Morgan, Inc.	1,734	(0.49)%	3,871
Delek US Holdings, Inc.	1,190	(0.39)%	3,614
Williams Companies, Inc.	1,206	(0.43)%	2,070
Pioneer Natural Resources Co.	194	(0.36)%	1,532
ONEOK, Inc.	667	(0.42)%	(64)
Concho Resources, Inc.	438	(0.42)%	(520)
National Oilwell Varco, Inc.	3,472	(0.80)%	(2,849)
Baker Hughes Co.	1,354	(0.39)%	(3,624)
Schlumberger Ltd.	1,170	(0.40)%	(4,004)
Noble Energy, Inc.	2,062	(0.35)%	(4,668)
Halliburton Co.	1,606	(0.39)%	(9,260)
Total Energy			(9,121)
Industrial
Tetra Tech, Inc.	798	(1.18)%	4,990
L3Harris Technologies, Inc.	150	(0.48)%	4,844
Eagle Materials, Inc.	794	(1.05)%	3,439
TransDigm Group, Inc.	127	(1.05)%	2,183
Sonoco Products Co.	580	(0.57)%	1,969
Louisiana-Pacific Corp.	2,206	(1.06)%	1,293
Silgan Holdings, Inc.	1,178	(0.72)%	693
Ball Corp.	767	(1.00)%	(110)
Crown Holdings, Inc.	393	(0.48)%	(905)
Vulcan Materials Co.	386	(0.84)%	(1,429)
Martin Marietta Materials, Inc.	270	(1.05)%	(1,710)
GATX Corp.	415	(0.47)%	(1,825)
AptarGroup, Inc.	345	(0.72)%	(1,837)
Exponent, Inc.	320	(0.49)%	(2,078)
ESCO Technologies, Inc.	349	(0.55)%	(2,695)
Amcor plc	3,845	(0.74)%	(5,684)
Casella Waste Systems, Inc. — Class A	923	(0.90)%	(5,942)
Worthington Industries, Inc.	727	(0.51)%	(9,214)
Total Industrial			(14,018)
Technology

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Fiserv, Inc.	887	(1.62)%	$1,795
Parsons Corp.	1,400	(0.95)%	674
Tyler Technologies, Inc.	47	(0.31)%	(240)
RealPage, Inc.	245	(0.30)%	(278)
Appfolio, Inc. — Class A	101	(0.31)%	(1,626)
salesforce.com, Inc.	95	(0.33)%	(2,931)
Autodesk, Inc.	71	(0.32)%	(3,344)
Smartsheet, Inc. — Class A	541	(0.52)%	(4,530)
Fidelity National Information Services, Inc.	773	(1.94)%	(4,618)
HubSpot, Inc.	79	(0.33)%	(4,681)
Coupa Software, Inc.	73	(0.38)%	(5,107)
Zscaler, Inc.	159	(0.33)%	(5,323)
Envestnet, Inc.	412	(0.57)%	(6,723)
Veeva Systems, Inc. — Class A	115	(0.51)%	(7,213)
Workiva, Inc.	570	(0.57)%	(8,678)
Alteryx, Inc. — Class A	175	(0.54)%	(8,811)
Twilio, Inc. — Class A	85	(0.35)%	(9,102)
Total Technology			(70,736)
Basic Materials
PPG Industries, Inc.	867	(1.72)%	5,102
DuPont de Nemours, Inc.	513	(0.51)%	1,771
Nucor Corp.	525	(0.41)%	1,266
Royal Gold, Inc.	203	(0.47)%	(372)
Balchem Corp.	870	(1.55)%	(2,028)
Linde plc	523	(2.08)%	(2,839)
Air Products & Chemicals, Inc.	463	(2.10)%	(4,441)
Ashland Global Holdings, Inc.	1,472	(1.91)%	(4,899)
Albemarle Corp.	469	(0.68)%	(7,565)
Ecolab, Inc.	376	(1.40)%	(8,492)
Freeport-McMoRan, Inc.	3,422	(0.74)%	(9,221)
RPM International, Inc.	1,137	(1.60)%	(9,607)
Newmont Corp.	1,017	(1.18)%	(15,716)
Quaker Chemical Corp.	440	(1.53)%	(22,209)
Total Basic Materials			(79,250)
Communications
Liberty Broadband Corp. — Class C	548	(1.27)%	5,054
FactSet Research Systems, Inc.	83	(0.51)%	(3,049)
Zendesk, Inc.	196	(0.33)%	(3,134)
Anaplan, Inc.	538	(0.46)%	(3,417)
Okta, Inc.	89	(0.33)%	(5,184)
Q2 Holdings, Inc.	533	(0.86)%	(6,569)
Total Communications			(16,299)
Consumer, Non-cyclical
Hormel Foods Corp.	518	(0.47)%	540
McCormick & Company, Inc.	97	(0.33)%	(799)
Avery Dennison Corp.	370	(0.79)%	(1,994)
Seattle Genetics, Inc.	109	(0.35)%	(3,868)
Verisk Analytics, Inc. — Class A	308	(0.98)%	(4,402)
Equifax, Inc.	189	(0.61)%	(4,533)
Global Payments, Inc.	285	(0.91)%	(5,432)
Paylocity Holding Corp.	182	(0.50)%	(9,271)
Avalara, Inc.	245	(0.61)%	(14,477)
Total Consumer, Non-cyclical			(44,236)
Utilities
American States Water Co.	368	(0.54)%	4,757
California Water Service Group	1,102	(0.99)%	3,631
WEC Energy Group, Inc.	202	(0.33)%	1,070
American Water Works Company, Inc.	223	(0.54)%	468
NextEra Energy, Inc.	82	(0.37)%	307
Total Utilities			10,233
Consumer, Cyclical
Copart, Inc.	281	(0.44)%	3,323
Scotts Miracle-Gro Co. — Class A	236	(0.54)%	(3,167)
Total Consumer, Cyclical			156
Total MS Equity Short Custom Basket			$(136,932)

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 57.9%
Financial - 14.0%
Medical Properties Trust, Inc. REIT	2,117	$39,800
Brown & Brown, Inc.	943	38,437
Camden Property Trust REIT	390	35,576
RenaissanceRe Holdings Ltd.	202	34,548
CyrusOne, Inc. REIT	462	33,611
Alleghany Corp.	57	27,881
SEI Investments Co.	497	27,325
Omega Healthcare Investors, Inc. REIT	909	27,025
Kilroy Realty Corp. REIT	424	24,889
National Retail Properties, Inc. REIT	689	24,446
Commerce Bancshares, Inc.	402	23,907
Lamar Advertising Co. — Class A REIT	346	23,099
Signature Bank	215	22,988
Prosperity Bancshares, Inc.	371	22,030
First American Financial Corp.	446	21,417
Jones Lang LaSalle, Inc.	207	21,416
Reinsurance Group of America, Inc. — Class A	272	21,336
STORE Capital Corp. REIT	892	21,239
East West Bancorp, Inc.	567	20,548
Douglas Emmett, Inc. REIT	661	20,266
First Industrial Realty Trust, Inc. REIT	510	19,604
CoreSite Realty Corp. REIT	161	19,491
American Campus Communities, Inc. REIT	551	19,263
Primerica, Inc.	163	19,006
New York Community Bancorp, Inc.	1,859	18,962
American Financial Group, Inc.	298	18,911
Old Republic International Corp.	1,145	18,675
EastGroup Properties, Inc. REIT	156	18,503
TCF Financial Corp.	609	17,917
Life Storage, Inc. REIT	188	17,851
Kemper Corp.	246	17,840
Cousins Properties, Inc. REIT	595	17,749
Eaton Vance Corp.	457	17,640
Cullen/Frost Bankers, Inc.	228	17,034
Legg Mason, Inc.	335	16,666
First Financial Bankshares, Inc.	569	16,438
Essent Group Ltd.	443	16,067
Healthcare Realty Trust, Inc. REIT	540	15,817
Highwoods Properties, Inc. REIT	416	15,529
Hudson Pacific Properties, Inc. REIT	614	15,448
Hanover Insurance Group, Inc.	152	15,402
Brixmor Property Group, Inc. REIT	1,188	15,230
Spirit Realty Capital, Inc. REIT	412	14,362
Physicians Realty Trust REIT	812	14,226
United Bankshares, Inc.	510	14,107
Jefferies Financial Group, Inc.	905	14,073
Affiliated Managers Group, Inc.	188	14,017
JBG SMITH Properties REIT	471	13,928
Rayonier, Inc. REIT	555	13,758
RLI Corp.	160	13,136
Stifel Financial Corp.	275	13,043
Janus Henderson Group plc	615	13,013
Interactive Brokers Group, Inc. — Class A	308	12,865
Selective Insurance Group, Inc.	239	12,605
Glacier Bancorp, Inc.	355	12,528
First Horizon National Corp.	1,250	12,450
Valley National Bancorp	1,569	12,270
Synovus Financial Corp.	590	12,113
Pinnacle Financial Partners, Inc.	286	12,009
Sabra Health Care REIT, Inc. REIT	824	11,890
Corporate Office Properties Trust REIT	449	11,378
Bank OZK	483	11,336
PS Business Parks, Inc. REIT	80	10,592
SLM Corp.	1,503	10,566
Brighthouse Financial, Inc.*	376	10,460
Webster Financial Corp.	361	10,328
EPR Properties REIT	310	10,270
PotlatchDeltic Corp. REIT	267	10,154
Wintrust Financial Corp.	230	10,033
Bank of Hawaii Corp.	160	9,826
FNB Corp.	1,294	9,705
Evercore, Inc. — Class A	162	9,545
Home BancShares, Inc.	615	9,459
Umpqua Holdings Corp.	882	9,384
Park Hotels & Resorts, Inc. REIT	944	9,336
Taubman Centers, Inc. REIT	247	9,327
PacWest Bancorp	467	9,204
Sterling Bancorp	779	9,130
Weingarten Realty Investors REIT	482	9,124
Federated Hermes, Inc. — Class B	384	9,101
LendingTree, Inc.*,1	31	8,976
CNO Financial Group, Inc.	575	8,953
BancorpSouth Bank	389	8,846
UMB Financial Corp.	170	8,763
Associated Banc-Corp.	616	8,427
CIT Group, Inc.	394	8,168
Washington Federal, Inc.	303	8,132
Cathay General Bancorp	303	7,969
Alliance Data Systems Corp.	170	7,671
Hancock Whitney Corp.	346	7,335
Pebblebrook Hotel Trust REIT	524	7,158
International Bancshares Corp.	223	7,140
Fulton Financial Corp.	648	6,823
Texas Capital Bancshares, Inc.*	202	6,236
Trustmark Corp.	254	6,228
GEO Group, Inc. REIT	486	5,749
Mack-Cali Realty Corp. REIT	363	5,550
Urban Edge Properties REIT	443	5,258
Navient Corp.	683	4,802
Service Properties Trust REIT	659	4,672
Genworth Financial, Inc. — Class A*	2,017	4,659
CoreCivic, Inc. REIT	479	4,483
Mercury General Corp.	108	4,401

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 57.9% (continued)
Financial - 14.0% (continued)
Macerich Co. REIT[1]	466	$4,180
Total Financial		1,512,057
Industrial - 11.4%
Trimble, Inc.*	1,001	43,233
Cognex Corp.	688	41,087
Nordson Corp.	206	39,080
Lennox International, Inc.	139	32,386
Graco, Inc.	667	32,009
Generac Holdings, Inc.*	251	30,605
Trex Company, Inc.*	232	30,176
AptarGroup, Inc.	257	28,779
XPO Logistics, Inc.*	365	28,196
Hubbell, Inc.	217	27,203
Carlisle Companies, Inc.	220	26,327
Universal Display Corp.	170	25,435
Gentex Corp.	981	25,280
Axon Enterprise, Inc.*	251	24,631
AECOM*	641	24,089
Owens Corning	432	24,088
Donaldson Company, Inc.	505	23,492
Arrow Electronics, Inc.*	315	21,637
Sonoco Products Co.	402	21,021
Stericycle, Inc.*	366	20,488
Knight-Swift Transportation Holdings, Inc.	490	20,438
ITT, Inc.	346	20,324
Lincoln Electric Holdings, Inc.	238	20,049
SYNNEX Corp.	165	19,762
Oshkosh Corp.	273	19,552
National Instruments Corp.	471	18,233
MDU Resources Group, Inc.	803	17,811
Jabil, Inc.	550	17,644
Woodward, Inc.	227	17,604
Middleby Corp.*	223	17,604
Mercury Systems, Inc.*	223	17,541
Landstar System, Inc.	153	17,183
Tetra Tech, Inc.	216	17,090
II-VI, Inc.*	351	16,574
Littelfuse, Inc.	97	16,551
MSA Safety, Inc.	143	16,365
TopBuild Corp.*	134	15,245
Hexcel Corp.*	335	15,149
Acuity Brands, Inc.	158	15,127
Curtiss-Wright Corp.	167	14,910
EMCOR Group, Inc.	219	14,485
Regal Beloit Corp.	162	14,146
AGCO Corp.	249	13,809
Kirby Corp.*	241	12,908
KBR, Inc.	570	12,853
Coherent, Inc.*	97	12,705
Timken Co.	270	12,282
Clean Harbors, Inc.*	204	12,236
Energizer Holdings, Inc.	255	12,110
Eagle Materials, Inc.	167	11,727
nVent Electric plc	626	11,725
Crane Co.	197	11,714
Louisiana-Pacific Corp.	450	11,542
Avnet, Inc.	396	11,043
EnerSys	170	10,945
MasTec, Inc.*	233	10,455
Silgan Holdings, Inc.	311	10,073
Werner Enterprises, Inc.	230	10,012
Valmont Industries, Inc.	85	9,658
Kennametal, Inc.	332	9,532
Colfax Corp.*	336	9,374
GATX Corp.	140	8,537
Vishay Intertechnology, Inc.	531	8,108
Ryder System, Inc.	215	8,065
Trinity Industries, Inc.	378	8,048
Fluor Corp.	611	7,381
O-I Glass, Inc.	626	5,622
Worthington Industries, Inc.	147	5,483
Dycom Industries, Inc.*	127	5,193
Belden, Inc.	153	4,980
Terex Corp.	255	4,787
Greif, Inc. — Class A	106	3,647
Total Industrial		1,235,183
Consumer, Non-cyclical - 10.6%
Catalent, Inc.*	651	47,718
Masimo Corp.*	199	45,370
Molina Healthcare, Inc.*	237	42,181
Bio-Techne Corp.	153	40,403
Charles River Laboratories International, Inc.*	198	34,521
Quidel Corp.*	153	34,232
Hill-Rom Holdings, Inc.	267	29,311
Exelixis, Inc.*	1,229	29,177
Chemed Corp.	64	28,869
WEX, Inc.*	174	28,712
Service Corporation International	713	27,728
Amedisys, Inc.*	130	25,810
PRA Health Sciences, Inc.*	254	24,712
Encompass Health Corp.	398	24,648
Penumbra, Inc.*	132	23,604
Repligen Corp.*	189	23,362
Post Holdings, Inc.*	257	22,518
Ingredion, Inc.	267	22,161
CoreLogic, Inc.	318	21,376
United Therapeutics Corp.*	176	21,296
Paylocity Holding Corp.*	144	21,008
Boston Beer Company, Inc. — Class A*	39	20,929
LHC Group, Inc.*	119	20,744
Helen of Troy Ltd.*	101	19,045
Haemonetics Corp.*	202	18,091
Arrowhead Pharmaceuticals, Inc.*	408	17,622
Flowers Foods, Inc.	771	17,240
Grand Canyon Education, Inc.*	190	17,201
FTI Consulting, Inc.*	149	17,068
HealthEquity, Inc.*	286	16,780
Nektar Therapeutics*	713	16,513
Darling Ingredients, Inc.*	657	16,175
ManpowerGroup, Inc.	232	15,950
Syneos Health, Inc.*	250	14,563
Globus Medical, Inc. — Class A*	303	14,456
ICU Medical, Inc.*	77	14,192
ASGN, Inc.*	210	14,003
Strategic Education, Inc.	89	13,675
Integra LifeSciences Holdings Corp.*	282	13,251

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 57.9% (continued)
Consumer, Non-cyclical - 10.6% (continued)
Aaron's, Inc.	270	$12,258
Lancaster Colony Corp.	79	12,244
Sprouts Farmers Market, Inc.*	472	12,078
NuVasive, Inc.*	205	11,411
LiveRamp Holdings, Inc.*	262	11,127
Grocery Outlet Holding Corp.*	255	10,404
Hain Celestial Group, Inc.*	315	9,926
TreeHouse Foods, Inc.*	226	9,899
Insperity, Inc.	146	9,450
LivaNova plc*	195	9,386
Brink's Co.	202	9,193
Sanderson Farms, Inc.	79	9,155
Acadia Healthcare Company, Inc.*	356	8,943
Sabre Corp.	1,104	8,898
Tenet Healthcare Corp.*	420	7,606
Patterson Companies, Inc.	345	7,590
Prestige Consumer Healthcare, Inc.*	201	7,549
Ligand Pharmaceuticals, Inc. — Class B*,1	64	7,158
Edgewell Personal Care Co.*	218	6,793
Cantel Medical Corp.	149	6,590
Adtalem Global Education, Inc.*	208	6,479
MEDNAX, Inc.*	342	5,848
Avanos Medical, Inc.*	191	5,614
Graham Holdings Co. — Class B	16	5,483
Avis Budget Group, Inc.*,1	215	4,921
WW International, Inc.*	187	4,746
Deluxe Corp.	168	3,955
Pilgrim's Pride Corp.*	208	3,513
Tootsie Roll Industries, Inc.[1]	69	2,365
Total Consumer, Non-cyclical		1,146,797
Consumer, Cyclical - 8.1%
Pool Corp.	159	43,227
Toro Co.	429	28,460
Caesars Entertainment Corp.*	2,247	27,256
Williams-Sonoma, Inc.	311	25,505
Five Below, Inc.*	223	23,841
Lear Corp.	218	23,766
Thor Industries, Inc.	221	23,543
Watsco, Inc.	131	23,279
Ollie's Bargain Outlet Holdings, Inc.*	227	22,167
Deckers Outdoor Corp.*	112	21,996
Casey's General Stores, Inc.	147	21,979
Dunkin' Brands Group, Inc.	329	21,461
Polaris, Inc.	230	21,287
Scotts Miracle-Gro Co. — Class A	157	21,112
Brunswick Corp.	316	20,227
Churchill Downs, Inc.	141	18,774
BJ's Wholesale Club Holdings, Inc.*	494	18,411
Skechers USA, Inc. — Class A*	546	17,133
RH*	66	16,427
Wyndham Hotels & Resorts, Inc.	373	15,897
Penn National Gaming, Inc.*	518	15,820
Wendy's Co.	713	15,529
Toll Brothers, Inc.	463	15,089
Harley-Davidson, Inc.	613	14,571
Carter's, Inc.	175	14,122
Texas Roadhouse, Inc. — Class A	261	13,721
Mattel, Inc.*	1,390	13,441
MSC Industrial Direct Company, Inc. — Class A	182	13,251
Eldorado Resorts, Inc.*,1	329	13,180
Tempur Sealy International, Inc.*	173	12,448
Foot Locker, Inc.	417	12,160
Marriott Vacations Worldwide Corp.	146	12,003
JetBlue Airways Corp.*	1,081	11,783
FirstCash, Inc.	166	11,202
Dick's Sporting Goods, Inc.	261	10,769
KB Home	349	10,707
Cracker Barrel Old Country Store, Inc.	95	10,536
Taylor Morrison Home Corp. — Class A*	519	10,012
Choice Hotels International, Inc.	126	9,942
Wyndham Destinations, Inc.	341	9,609
Univar, Inc.*	555	9,357
Columbia Sportswear Co.	113	9,106
AutoNation, Inc.*	230	8,643
Goodyear Tire & Rubber Co.	932	8,337
Nu Skin Enterprises, Inc. — Class A	207	7,914
TRI Pointe Group, Inc.*	522	7,668
Visteon Corp.*	111	7,603
Healthcare Services Group, Inc.	298	7,289
KAR Auction Services, Inc.	518	7,128
Papa John's International, Inc.	89	7,067
Dana, Inc.	579	7,058
American Eagle Outfitters, Inc.	623	6,791
Jack in the Box, Inc.	91	6,742
Nordstrom, Inc.[1]	434	6,723
Boyd Gaming Corp.	321	6,709
World Fuel Services Corp.	254	6,543
Six Flags Entertainment Corp.	316	6,070
Adient plc*	350	5,747
Sally Beauty Holdings, Inc.*	452	5,664
Herman Miller, Inc.	235	5,548
HNI Corp.	171	5,228
Cinemark Holdings, Inc.	429	4,955
Delphi Technologies plc*	346	4,917
Urban Outfitters, Inc.*	282	4,292
Scientific Games Corp. — Class A*	220	3,401
Total Consumer, Cyclical		872,143
Technology - 5.0%
Teradyne, Inc.	664	56,115
Fair Isaac Corp.*	116	48,493
Monolithic Power Systems, Inc.	167	39,579
PTC, Inc.*	417	32,438
Ceridian HCM Holding, Inc.*	407	32,263
Cree, Inc.*	433	25,629
MKS Instruments, Inc.	219	24,800
Lumentum Holdings, Inc.*	300	24,429
Manhattan Associates, Inc.*	254	23,927

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 57.9% (continued)
Technology - 5.0% (continued)
CACI International, Inc. — Class A*	100	$21,688
CDK Global, Inc.	487	20,172
Silicon Laboratories, Inc.*	175	17,547
MAXIMUS, Inc.	246	17,331
Cabot Microelectronics Corp.	116	16,187
Science Applications International Corp.	198	15,380
Cirrus Logic, Inc.*	234	14,457
Qualys, Inc.*	134	13,938
Semtech Corp.*	261	13,629
Perspecta, Inc.	547	12,707
ACI Worldwide, Inc.*	465	12,550
J2 Global, Inc.*	182	11,504
Blackbaud, Inc.	199	11,359
Teradata Corp.*	435	9,048
NCR Corp.*	512	8,868
Synaptics, Inc.*	136	8,176
CommVault Systems, Inc.*	170	6,579
NetScout Systems, Inc.*	255	6,518
Total Technology		545,311
Communications - 2.8%
Etsy, Inc.*	476	50,566
FactSet Research Systems, Inc.	151	49,599
Cable One, Inc.	21	37,272
Ciena Corp.*	616	33,363
GrubHub, Inc.*	368	25,870
New York Times Co. — Class A	578	24,293
LogMeIn, Inc.	194	16,445
TEGNA, Inc.	876	9,759
ViaSat, Inc.*	234	8,979
World Wrestling Entertainment, Inc. — Class A	186	8,082
Telephone & Data Systems, Inc.	391	7,773
TripAdvisor, Inc.	404	7,680
InterDigital, Inc.	123	6,965
John Wiley & Sons, Inc. — Class A	175	6,825
Yelp, Inc. — Class A*	262	6,060
AMC Networks, Inc. — Class A*	162	3,789
Total Communications		303,320
Basic Materials - 2.4%
RPM International, Inc.	519	38,956
Royal Gold, Inc.	263	32,696
Reliance Steel & Aluminum Co.	254	24,112
Steel Dynamics, Inc.	843	21,994
Ashland Global Holdings, Inc.	242	16,722
Valvoline, Inc.	741	14,324
NewMarket Corp.	29	11,614
Chemours Co.	658	10,100
Commercial Metals Co.	477	9,731
PolyOne Corp.	366	9,600
Sensient Technologies Corp.	170	8,867
Ingevity Corp.*	165	8,674
Cabot Corp.	226	8,373
Olin Corp.	632	7,262
Compass Minerals International, Inc.	136	6,630
Minerals Technologies, Inc.	137	6,430
United States Steel Corp.[1]	882	6,368
Allegheny Technologies, Inc.*	507	5,167
Carpenter Technology Corp.	208	5,050
Domtar Corp.	221	4,665
Total Basic Materials		257,335
Utilities - 2.2%
Essential Utilities, Inc.	893	37,720
UGI Corp.	834	26,521
OGE Energy Corp.	802	24,349
IDACORP, Inc.	202	17,649
ONE Gas, Inc.	212	16,335
Hawaiian Electric Industries, Inc.	437	15,758
Southwest Gas Holdings, Inc.	221	15,260
National Fuel Gas Co.	362	15,179
Black Hills Corp.	251	14,222
Spire, Inc.	205	13,470
New Jersey Resources Corp.	384	12,538
PNM Resources, Inc.	319	12,262
ALLETE, Inc.	208	11,359
NorthWestern Corp.	202	11,013
Total Utilities		243,635
Energy - 1.4%
SolarEdge Technologies, Inc.*	199	27,617
Enphase Energy, Inc.*	326	15,508
First Solar, Inc.*	306	15,147
Equitrans Midstream Corp.	1,628	13,529
Murphy USA, Inc.*	110	12,385
Equities Corp.	1,024	12,186
Cimarex Energy Co.	409	11,243
WPX Energy, Inc.*	1,636	10,438
Murphy Oil Corp.[1]	585	8,073
ChampionX Corp.*	744	7,261
CNX Resources Corp.*	750	6,488
Antero Midstream Corp.	1,126	5,742
Transocean Ltd.*,1	2,315	4,236
PBF Energy, Inc. — Class A	409	4,188
Total Energy		154,041
Total Common Stocks
(Cost $5,410,083)		6,269,822

MUTUAL FUNDS† - 13.0%
Guggenheim Strategy Fund II2	30,443	752,866
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	65,566	650,419
Total Mutual Funds
(Cost $1,403,444)		1,403,285

	Face Amount
U.S. TREASURY BILLS†† - 10.8%
U.S. Treasury Bills
0.15% due 09/17/20[3,4]	$600,000	599,812
0.16% due 09/17/20[3,4]	400,000	399,874
0.15% due 07/23/20[4,5]	166,000	165,988
Total U.S. Treasury Bills
(Cost $1,165,636)		1,165,674

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 4.6%
Federal Farm Credit Bank
0.42% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[6]	$500,000	$500,949
Total Federal Agency Notes
(Cost $499,716)		500,949

REPURCHASE AGREEMENTS††,7 - 12.0%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[3]	722,651	722,651
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[3]	299,282	299,282
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[3]	281,326	281,326
Total Repurchase Agreements
(Cost $1,303,259)		1,303,259

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[9]	38,850	38,850
Total Securities Lending Collateral
(Cost $38,850)		38,850
Total Investments - 98.7%
(Cost $9,820,988)		$10,681,839
Other Assets & Liabilities, net - 1.3%		135,341
Total Net Assets - 100.0%		$10,817,180

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	9	Sep 2020	$1,600,200	$(21,228)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P MidCap 400 Index	0.46% (1 Week USD LIBOR + 0.35%)	At Maturity	07/30/20	3,612	$6,441,264	$105,368
Goldman Sachs International	S&P MidCap 400 Index	0.51% (1 Week USD LIBOR + 0.40%)	At Maturity	07/28/20	584	1,041,783	37,325
BNP Paribas	S&P MidCap 400 Index	0.63% (1 Month USD LIBOR + 0.45%)	At Maturity	07/29/20	519	925,346	22,445

						$8,408,393	$165,138

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2020.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

[6]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of June 30, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,269,822	$—	$—	$6,269,822
Mutual Funds	1,403,285	—	—	1,403,285
U.S. Treasury Bills	—	1,165,674	—	1,165,674
Federal Agency Notes	—	500,949	—	500,949
Repurchase Agreements	—	1,303,259	—	1,303,259
Securities Lending Collateral	38,850	—	—	38,850
Equity Index Swap Agreements**	—	165,138	—	165,138
Total Assets	$7,711,957	$3,135,020	$—	$10,846,977

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$21,228	$—	$—	$21,228

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$492,048	$244,999	$–	$–	$15,819	$752,866	30,443	$2,551
Guggenheim Ultra Short Duration Fund — Institutional Class	509,945	232,001	(100,000)	(606)	9,079	650,419	65,566	1,923
	$1,001,993	$477,000	$(100,000)	$(606)	$24,898	$1,403,285		$4,474

Monthly Rebalance Nasdaq-100 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 76.6%
Technology - 34.5%
Apple, Inc.	59,384	$21,663,283
Microsoft Corp.	103,899	21,144,486
Intel Corp.	73,997	4,427,240
NVIDIA Corp.	10,749	4,083,653
Adobe, Inc.*	8,421	3,665,746
Broadcom, Inc.	6,987	2,205,167
Texas Instruments, Inc.	16,040	2,036,599
QUALCOMM, Inc.	19,661	1,793,280
Intuit, Inc.	4,558	1,350,034
Fiserv, Inc.*	11,701	1,142,252
Advanced Micro Devices, Inc.*	20,469	1,076,874
Activision Blizzard, Inc.	13,466	1,022,069
Micron Technology, Inc.*	19,438	1,001,446
Applied Materials, Inc.	16,018	968,288
Autodesk, Inc.*	3,831	916,337
Lam Research Corp.	2,537	820,618
Analog Devices, Inc.	6,439	789,679
Zoom Video Communications, Inc. — Class A*	2,928	742,365
Electronic Arts, Inc.*	5,045	666,192
Workday, Inc. — Class A*	3,041	569,762
NXP Semiconductor N.V.	4,877	556,173
NetEase, Inc. ADR	1,295	556,047
Splunk, Inc.*	2,776	551,591
DocuSign, Inc.*	3,201	551,244
Cognizant Technology Solutions Corp. — Class A	9,448	536,835
KLA Corp.	2,710	527,041
Synopsys, Inc.*	2,635	513,825
ASML Holding N.V. — Class G	1,343	494,264
Paychex, Inc.	6,269	474,877
Cadence Design Systems, Inc.*	4,879	468,189
Microchip Technology, Inc.	4,288	451,569
ANSYS, Inc.*	1,496	436,428
Xilinx, Inc.	4,250	418,157
Skyworks Solutions, Inc.	2,916	372,840
Cerner Corp.	5,319	364,617
Citrix Systems, Inc.	2,158	319,190
Maxim Integrated Products, Inc.	4,660	282,443
Take-Two Interactive Software, Inc.*	1,991	277,884
Check Point Software Technologies Ltd.*	2,499	268,468
Western Digital Corp.	5,238	231,258
NetApp, Inc.	3,866	171,534
Total Technology		80,909,844
Communications - 25.6%
Amazon.com, Inc.*	6,834	18,853,776
Facebook, Inc. — Class A*	32,944	7,480,594
Alphabet, Inc. — Class A*	4,717	6,688,942
Alphabet, Inc. — Class C*	4,606	6,511,088
Netflix, Inc.*	7,687	3,497,893
Cisco Systems, Inc.	73,793	3,441,705
Comcast Corp. — Class A	79,602	3,102,886
T-Mobile US, Inc.*	21,597	2,249,328
Charter Communications, Inc. — Class A*	3,608	1,840,224
Booking Holdings, Inc.*	715	1,138,523
JD.com, Inc. ADR*	16,224	976,360
MercadoLibre, Inc.*	869	856,634
eBay, Inc.	12,281	644,138
Baidu, Inc. ADR*	4,807	576,311
Sirius XM Holdings, Inc.	76,533	449,249
VeriSign, Inc.*	2,019	417,590
CDW Corp.	2,487	288,940
Trip.com Group Ltd. ADR*	9,140	236,909
Expedia Group, Inc.	2,367	194,567
Fox Corp. — Class A	5,988	160,598
Liberty Global plc — Class C*	7,193	154,721
Fox Corp. — Class B	4,563	122,471
Liberty Global plc — Class A*	3,185	69,624
Total Communications		59,953,071
Consumer, Non-cyclical - 10.5%
PayPal Holdings, Inc.*	20,521	3,575,374
PepsiCo, Inc.	24,249	3,207,173
Amgen, Inc.	10,281	2,424,877
Gilead Sciences, Inc.	21,922	1,686,679
Vertex Pharmaceuticals, Inc.*	4,531	1,315,394
Mondelez International, Inc. — Class A	24,947	1,275,540
Intuitive Surgical, Inc.*	2,038	1,161,314
Automatic Data Processing, Inc.	7,511	1,118,313
Regeneron Pharmaceuticals, Inc.*	1,763	1,099,495
Illumina, Inc.*	2,569	951,429
Biogen, Inc.*	2,852	763,052
Kraft Heinz Co.	21,353	680,947
DexCom, Inc.*	1,614	654,316
Monster Beverage Corp.*	9,203	637,952
Seattle Genetics, Inc.*	3,025	514,008
IDEXX Laboratories, Inc.*	1,484	489,957
CoStar Group, Inc.*	682	484,677
Cintas Corp.	1,819	484,509
Verisk Analytics, Inc. — Class A	2,836	482,687
Alexion Pharmaceuticals, Inc.*	3,859	433,134
Incyte Corp.*	3,799	394,982
BioMarin Pharmaceutical, Inc.*	3,161	389,878
Align Technology, Inc.*	1,377	377,904
Total Consumer, Non-cyclical		24,603,591
Consumer, Cyclical - 5.1%
Tesla, Inc.*	3,240	3,498,584
Costco Wholesale Corp.	7,718	2,340,175
Starbucks Corp.	20,419	1,502,634
Lululemon Athletica, Inc.*	2,173	677,998
Walgreens Boots Alliance, Inc.	15,331	649,881
O'Reilly Automotive, Inc.*	1,297	546,906
Ross Stores, Inc.	6,211	529,426
Marriott International, Inc. — Class A	5,667	485,832
PACCAR, Inc.	6,042	452,244
Fastenal Co.	10,011	428,871
Dollar Tree, Inc.*	4,146	384,251
Copart, Inc.*	4,103	341,657
Ulta Beauty, Inc.*	984	200,165
Total Consumer, Cyclical		12,038,624
Utilities - 0.5%
Exelon Corp.	17,030	618,019
Xcel Energy, Inc.	9,179	573,687
Total Utilities		1,191,706

Monthly Rebalance Nasdaq-100 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 76.6% (continued)
Industrial - 0.4%
CSX Corp.	13,378	$932,982
Total Common Stocks
(Cost $154,478,377)		179,629,818

RIGHTS† - 0.0%
Communications - 0.0%
T-Mobile US, Inc.
Expires 07/27/20*	20,018	3,363
Total Rights
(Cost $–)		3,363

MUTUAL FUNDS† - 9.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	1,130,498	11,214,540
Guggenheim Strategy Fund II1	403,950	9,989,688
Total Mutual Funds
(Cost $21,043,996)		21,204,228

	Face Amount
U.S. TREASURY BILLS†† - 8.4%
U.S. Treasury Bills
0.14% due 09/17/20[2,3]	$8,000,000	7,997,486
0.15% due 07/23/20[3,4]	6,469,000	6,468,516
0.12% due 09/17/20[2,3]	4,700,000	4,698,524
0.17% due 09/17/20[2,3]	500,000	499,843
Total U.S. Treasury Bills
(Cost $19,664,518)		19,664,369

REPURCHASE AGREEMENTS††,5 - 6.6%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[2]	8,633,283	8,633,283
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[2]	3,575,434	3,575,434
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[2]	3,360,907	3,360,907
Total Repurchase Agreements
(Cost $15,569,624)		15,569,624
Total Investments - 100.7%
(Cost $210,756,515)		$236,071,402
Other Assets & Liabilities, net - (0.7)%		(1,576,221)
Total Net Assets - 100.0%		$234,495,181

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	307	Sep 2020	$62,221,225	$2,796,943

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	0.66% (1 Week USD LIBOR + 0.55%)	At Maturity	07/28/20	9,195	$93,396,561	$2,283,985
Barclays Bank plc	NASDAQ-100 Index	0.61% (1 Week USD LIBOR + 0.50%)	At Maturity	07/30/20	11,352	115,297,611	624,548
BNP Paribas	NASDAQ-100 Index	0.83% (1 Month USD LIBOR + 0.65%)	At Maturity	07/29/20	1,842	18,713,373	284,020

						$227,407,545	$3,192,553

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

Monthly Rebalance Nasdaq-100 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[5]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$179,629,818	$—	$—	$179,629,818
Rights	3,363	—	—	3,363
Mutual Funds	21,204,228	—	—	21,204,228
U.S. Treasury Bills	—	19,664,369	—	19,664,369
Repurchase Agreements	—	15,569,624	—	15,569,624
Equity Futures Contracts**	2,796,943	—	—	2,796,943
Equity Index Swap Agreements**	—	3,192,553	—	3,192,553
Total Assets	$203,634,352	$38,426,546	$—	$242,060,898

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,209,488	$8,650,000	$–	$–	$130,200	$9,989,688	403,950	$25,134
Guggenheim Ultra Short Duration Fund — Institutional Class	1,143,698	10,000,000	–	–	70,842	11,214,540	1,130,498	20,350
	$2,353,186	$18,650,000	$–	$–	$201,042	$21,204,228		$45,484

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 93.5%
Technology - 42.1%
Apple, Inc.	436,822	$159,352,666
Microsoft Corp.	764,271	155,536,791
Intel Corp.	544,315	32,566,367
NVIDIA Corp.	79,063	30,036,824
Adobe, Inc.*	61,940	26,963,101
Broadcom, Inc.	51,397	16,221,407
Texas Instruments, Inc.	117,987	14,980,809
QUALCOMM, Inc.	144,619	13,190,699
Intuit, Inc.	33,524	9,929,473
Fiserv, Inc.*	86,068	8,401,958
Advanced Micro Devices, Inc.*	150,566	7,921,277
Activision Blizzard, Inc.	99,052	7,518,047
Micron Technology, Inc.*	142,981	7,366,381
Applied Materials, Inc.	117,820	7,122,219
Autodesk, Inc.*	28,177	6,739,657
Lam Research Corp.	18,662	6,036,411
Analog Devices, Inc.	47,364	5,808,721
Zoom Video Communications, Inc. — Class A*,1	21,541	5,461,505
Electronic Arts, Inc.*	37,113	4,900,772
Workday, Inc. — Class A*	22,370	4,191,243
NXP Semiconductor N.V.	35,872	4,090,843
NetEase, Inc. ADR	9,523	4,088,986
Splunk, Inc.*	20,420	4,057,454
DocuSign, Inc.*	23,542	4,054,168
Cognizant Technology Solutions Corp. — Class A	69,496	3,948,763
KLA Corp.	19,933	3,876,570
Synopsys, Inc.*	19,385	3,780,075
ASML Holding N.V. — Class G1	9,882	3,636,873
Paychex, Inc.	46,116	3,493,287
Cadence Design Systems, Inc.*	35,891	3,444,100
Microchip Technology, Inc.	31,539	3,321,372
ANSYS, Inc.*	11,004	3,210,197
Xilinx, Inc.	31,260	3,075,671
Skyworks Solutions, Inc.	21,449	2,742,469
Cerner Corp.	39,126	2,682,087
Citrix Systems, Inc.	15,871	2,347,480
Maxim Integrated Products, Inc.	34,277	2,077,529
Take-Two Interactive Software, Inc.*	14,649	2,044,561
Check Point Software Technologies Ltd.*	18,382	1,974,778
Western Digital Corp.	38,529	1,701,055
NetApp, Inc.	28,434	1,261,617
Total Technology		595,156,263
Communications - 31.2%
Amazon.com, Inc.*	50,268	138,680,364
Facebook, Inc. — Class A*	242,335	55,027,008
Alphabet, Inc. — Class A*	34,695	49,199,245
Alphabet, Inc. — Class C*	33,879	47,891,693
Netflix, Inc.*	56,541	25,728,417
Cisco Systems, Inc.	542,811	25,316,705
Comcast Corp. — Class A	585,545	22,824,544
T-Mobile US, Inc.*	158,868	16,546,102
Charter Communications, Inc. — Class A*	26,541	13,536,972
Booking Holdings, Inc.*	5,262	8,378,893
JD.com, Inc. ADR*	119,342	7,182,002
MercadoLibre, Inc.*	6,391	6,300,056
eBay, Inc.	90,335	4,738,071
Baidu, Inc. ADR*	35,356	4,238,831
Sirius XM Holdings, Inc.	562,972	3,304,646
VeriSign, Inc.*	14,854	3,072,253
CDW Corp.	18,297	2,125,745
Trip.com Group Ltd. ADR*	67,233	1,742,679
Expedia Group, Inc.	17,415	1,431,513
Fox Corp. — Class A	44,049	1,181,394
Liberty Global plc — Class C*	52,909	1,138,072
Fox Corp. — Class B	33,563	900,831
Liberty Global plc — Class A*	23,430	512,180
Total Communications		440,998,216
Consumer, Non-cyclical - 12.8%
PayPal Holdings, Inc.*	150,948	26,299,670
PepsiCo, Inc.	178,374	23,591,745
Amgen, Inc.	75,624	17,836,677
Gilead Sciences, Inc.	161,259	12,407,267
Vertex Pharmaceuticals, Inc.*	33,332	9,676,613
Mondelez International, Inc. — Class A	183,512	9,382,969
Intuitive Surgical, Inc.*	14,992	8,542,891
Automatic Data Processing, Inc.	55,251	8,226,321
Regeneron Pharmaceuticals, Inc.*	12,967	8,086,870
Illumina, Inc.*	18,898	6,998,874
Biogen, Inc.*	20,979	5,612,931
Kraft Heinz Co.	157,077	5,009,185
DexCom, Inc.*	11,872	4,812,909
Monster Beverage Corp.*	67,694	4,692,548
Seattle Genetics, Inc.*	22,254	3,781,400
IDEXX Laboratories, Inc.*	10,919	3,605,017
CoStar Group, Inc.*	5,016	3,564,721
Cintas Corp.	13,377	3,563,098
Verisk Analytics, Inc. — Class A	20,860	3,550,372
Alexion Pharmaceuticals, Inc.*	28,389	3,186,381
Incyte Corp.*	27,945	2,905,442
BioMarin Pharmaceutical, Inc.*	23,248	2,867,408
Align Technology, Inc.*	10,126	2,778,980
Total Consumer, Non-cyclical		180,980,289
Consumer, Cyclical - 6.3%
Tesla, Inc.*	23,830	25,731,872
Costco Wholesale Corp.	56,769	17,212,929
Starbucks Corp.	150,195	11,052,850
Lululemon Athletica, Inc.*	15,982	4,986,544
Walgreens Boots Alliance, Inc.	112,774	4,780,490
O'Reilly Automotive, Inc.*	9,542	4,023,575
Ross Stores, Inc.	45,688	3,894,445
Marriott International, Inc. — Class A	41,686	3,573,741
PACCAR, Inc.	44,446	3,326,783
Fastenal Co.	73,640	3,154,738
Dollar Tree, Inc.*	30,498	2,826,555
Copart, Inc.*	30,182	2,513,255
Ulta Beauty, Inc.*	7,239	1,472,557
Total Consumer, Cyclical		88,550,334
Utilities - 0.6%
Exelon Corp.	125,268	4,545,976
Xcel Energy, Inc.	67,515	4,219,687
Total Utilities		8,765,663

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 93.5% (continued)
Industrial - 0.5%
CSX Corp.	98,407	$6,862,904
Total Common Stocks
(Cost $500,238,703)		1,321,313,669

RIGHTS† - 0.0%
Communications - 0.0%
T-Mobile US, Inc.
Expires 07/27/20*	158,788	26,676
Total Rights
(Cost $–)		26,676

MUTUAL FUNDS† - 2.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,610,622	15,977,369
Guggenheim Strategy Fund II2	575,584	14,234,203
Guggenheim Strategy Fund III[2]	370,504	9,188,494
Total Mutual Funds
(Cost $39,678,710)		39,400,066

	Face Amount
FEDERAL AGENCY NOTES†† - 3.4%
Freddie Mac
1.13% due 10/07/22	$25,000,000	25,004,053
Farmer Mac
0.23% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 09/01/20[3]	9,500,000	9,499,999
Federal Farm Credit Bank
0.42% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[3]	3,500,000	3,506,644
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[3]	3,000,000	3,009,211
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 11/23/21[3]	1,400,000	1,400,995
1.14% (3 Month USD LIBOR - 0.08%, Rate Floor: 0.00%) due 01/15/21[3]	1,000,000	1,000,037
Fannie Mae
1.88% due 12/28/20	2,500,000	2,520,624
0.30% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[3]	2,000,000	2,001,797
Total Federal Agency Notes
(Cost $47,920,431)		47,943,360

U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bills
0.11% due 07/23/20[4,5]	10,000,000	9,999,251
0.15% due 07/23/20[4,5]	5,896,000	5,895,559
0.15% due 09/17/20[5,6]	1,000,000	999,686
Total U.S. Treasury Bills
(Cost $16,894,457)		16,894,496

REPURCHASE AGREEMENTS††,7 - 1.1%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[6]	8,351,112	8,351,112
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[6]	3,458,573	3,458,573
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[6]	3,251,059	3,251,059
Total Repurchase Agreements
(Cost $15,060,744)		15,060,744

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[9]	6,664,817	6,664,817
Total Securities Lending Collateral
(Cost $6,664,817)		6,664,817
Total Investments - 102.5%
(Cost $626,457,862)		$1,447,303,828
Other Assets & Liabilities, net - (2.5)%		(35,142,827)
Total Net Assets - 100.0%		$1,412,161,001

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	339	Sep 2020	$68,706,825	$3,570,649

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	0.66% (1 Week USD LIBOR + 0.55%)	At Maturity	07/28/20	1,547	$15,715,650	$392,200
BNP Paribas	NASDAQ-100 Index	0.83% (1 Month USD LIBOR + 0.65%)	At Maturity	07/29/20	408	4,146,325	62,933
Barclays Bank plc	NASDAQ-100 Index	0.61% (1 Week USD LIBOR + 0.50%)	At Maturity	07/30/20	351	3,566,019	19,322
						$23,427,994	$474,455

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of June 30, 2020.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,321,313,669	$—	$—	$1,321,313,669
Rights	26,676	—	—	26,676
Mutual Funds	39,400,066	—	—	39,400,066
Federal Agency Notes	—	47,943,360	—	47,943,360
U.S. Treasury Bills	—	16,894,496	—	16,894,496
Repurchase Agreements	—	15,060,744	—	15,060,744
Securities Lending Collateral	6,664,817	—	—	6,664,817
Equity Futures Contracts**	3,570,649	—	—	3,570,649
Equity Index Swap Agreements**	—	474,455	—	474,455
Total Assets	$1,370,975,877	$80,373,055	$—	$1,451,348,932

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$13,842,806	$–	$–	$–	$391,397	$14,234,203	575,584	$61,583
Guggenheim Strategy Fund III	8,569,619	350,000	–	–	268,875	9,188,494	370,504	43,229
Guggenheim Ultra Short Duration Fund — Institutional Class	15,735,775	–	–	–	241,594	15,977,369	1,610,622	53,153
	$38,148,200	$350,000	$–	$–	$901,866	$39,400,066		$157,965

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 56.3%
Technology - 12.9%
Microsoft Corp.	35,293	$7,182,478
Apple, Inc.	18,961	6,916,973
Intel Corp.	19,705	1,178,950
NVIDIA Corp.	2,863	1,087,682
Adobe, Inc.*	2,242	975,965
salesforce.com, Inc.*	4,193	785,475
Accenture plc — Class A	2,965	636,645
Broadcom, Inc.	1,861	587,350
Texas Instruments, Inc.	4,271	542,289
Oracle Corp.	9,686	535,345
International Business Machines Corp.	4,132	499,021
QUALCOMM, Inc.	5,235	477,484
Fidelity National Information Services, Inc.	2,875	385,509
ServiceNow, Inc.*	888	359,693
Intuit, Inc.	1,214	359,575
Advanced Micro Devices, Inc.*	5,451	286,777
Activision Blizzard, Inc.	3,586	272,177
Micron Technology, Inc.*	5,176	266,668
Applied Materials, Inc.	4,265	257,819
Fiserv, Inc.*	2,617	255,472
Autodesk, Inc.*	1,020	243,974
Lam Research Corp.	676	218,659
Analog Devices, Inc.	1,715	210,328
Electronic Arts, Inc.*	1,344	177,475
Cognizant Technology Solutions Corp. — Class A	2,516	142,959
KLA Corp.	722	140,415
Synopsys, Inc.*	702	136,890
MSCI, Inc. — Class A	396	132,193
Cadence Design Systems, Inc.*	1,299	124,652
Microchip Technology, Inc.	1,142	120,264
ANSYS, Inc.*	400	116,692
HP, Inc.	6,655	115,997
Paychex, Inc.	1,486	112,565
Xilinx, Inc.	1,132	111,378
Skyworks Solutions, Inc.	776	99,219
Cerner Corp.	1,416	97,067
Fortinet, Inc.*	624	85,656
Akamai Technologies, Inc.*	755	80,853
Citrix Systems, Inc.	540	79,871
Maxim Integrated Products, Inc.	1,241	75,217
Take-Two Interactive Software, Inc.*	530	73,972
Paycom Software, Inc.*	225	69,689
Broadridge Financial Solutions, Inc.	534	67,385
Jack Henry & Associates, Inc.	357	65,699
Tyler Technologies, Inc.*	185	64,173
Zebra Technologies Corp. — Class A*	247	63,220
Western Digital Corp.	1,395	61,589
Qorvo, Inc.*	534	59,023
Hewlett Packard Enterprise Co.	5,979	58,176
Leidos Holdings, Inc.	621	58,169
Seagate Technology plc	1,051	50,879
NetApp, Inc.	1,029	45,657
IPG Photonics Corp.*	165	26,464
DXC Technology Co.	1,181	19,486
Xerox Holdings Corp.	852	13,027
Total Technology		27,268,279
Consumer, Non-cyclical - 12.7%
Johnson & Johnson	12,261	1,724,265
Procter & Gamble Co.	11,521	1,377,566
UnitedHealth Group, Inc.	4,414	1,301,909
PayPal Holdings, Inc.*	5,464	951,993
Merck & Company, Inc.	11,747	908,396
PepsiCo, Inc.	6,457	854,003
Pfizer, Inc.	25,852	845,360
AbbVie, Inc.	8,202	805,272
Coca-Cola Co.	17,989	803,748
Abbott Laboratories	8,232	752,652
Thermo Fisher Scientific, Inc.	1,838	665,981
Amgen, Inc.	2,738	645,785
Eli Lilly & Co.	3,919	643,421
Bristol-Myers Squibb Co.	10,530	619,164
Medtronic plc	6,241	572,300
Danaher Corp.	2,928	517,758
Philip Morris International, Inc.	7,247	507,725
Gilead Sciences, Inc.	5,836	449,022
CVS Health Corp.	6,083	395,213
S&P Global, Inc.	1,121	369,347
Vertex Pharmaceuticals, Inc.*	1,207	350,404
Mondelez International, Inc. — Class A	6,643	339,657
Altria Group, Inc.	8,649	339,473
Becton Dickinson and Co.	1,372	328,279
Cigna Corp.	1,717	322,195
Intuitive Surgical, Inc.*	543	309,418
Anthem, Inc.	1,173	308,475
Zoetis, Inc.	2,210	302,858
Automatic Data Processing, Inc.	2,000	297,780
Regeneron Pharmaceuticals, Inc.*	469	292,492
Colgate-Palmolive Co.	3,986	292,015
Stryker Corp.	1,500	270,285
Illumina, Inc.*	684	253,319
Humana, Inc.	615	238,466
Global Payments, Inc.	1,392	236,111
Boston Scientific Corp.*	6,649	233,446
Kimberly-Clark Corp.	1,585	224,040
Moody's Corp.	750	206,048
Baxter International, Inc.	2,368	203,885
Biogen, Inc.*	759	203,070
Edwards Lifesciences Corp.*	2,884	199,313
Estee Lauder Companies, Inc. — Class A	1,046	197,359
DexCom, Inc.*	430	174,322
General Mills, Inc.	2,821	173,915
Centene Corp.*	2,695	171,267
IHS Markit Ltd.	1,857	140,203
Constellation Brands, Inc. — Class A	782	136,811
IDEXX Laboratories, Inc.*	395	130,413
ResMed, Inc.	673	129,216
Sysco Corp.	2,362	129,107
Verisk Analytics, Inc. — Class A	755	128,501
Clorox Co.	582	127,673
Kroger Co.	3,659	123,857
Monster Beverage Corp.*	1,740	120,617

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 56.3% (continued)
Consumer, Non-cyclical - 12.7% (continued)
HCA Healthcare, Inc.	1,226	$118,996
IQVIA Holdings, Inc.*	827	117,335
McKesson Corp.	753	115,525
Alexion Pharmaceuticals, Inc.*	1,028	115,383
Zimmer Biomet Holdings, Inc.	962	114,824
Cintas Corp.	392	104,413
McCormick & Company, Inc.	575	103,161
Archer-Daniels-Midland Co.	2,585	103,142
FleetCor Technologies, Inc.*	390	98,097
Equifax, Inc.	565	97,112
Corteva, Inc.	3,483	93,310
Kraft Heinz Co.	2,900	92,481
Align Technology, Inc.*	334	91,663
Hershey Co.	686	88,919
Church & Dwight Company, Inc.	1,144	88,431
MarketAxess Holdings, Inc.	176	88,162
Incyte Corp.*	840	87,335
Tyson Foods, Inc. — Class A	1,370	81,803
Conagra Brands, Inc.	2,267	79,730
Teleflex, Inc.	216	78,620
West Pharmaceutical Services, Inc.	343	77,919
Kellogg Co.	1,164	76,894
Laboratory Corporation of America Holdings*	452	75,082
Cardinal Health, Inc.	1,359	70,926
Quest Diagnostics, Inc.	622	70,883
AmerisourceBergen Corp. — Class A	691	69,632
Hologic, Inc.*	1,202	68,514
Cooper Companies, Inc.	229	64,954
Hormel Foods Corp.	1,304	62,944
STERIS plc	395	60,609
JM Smucker Co.	531	56,185
Brown-Forman Corp. — Class B	849	54,047
Varian Medical Systems, Inc.*	423	51,826
ABIOMED, Inc.*	209	50,486
Gartner, Inc.*	415	50,352
United Rentals, Inc.*	335	49,928
Dentsply Sirona, Inc.	1,020	44,941
Bio-Rad Laboratories, Inc. — Class A*	99	44,697
Avery Dennison Corp.	388	44,267
Lamb Weston Holdings, Inc.	680	43,472
Campbell Soup Co.	787	39,059
Henry Schein, Inc.*	664	38,771
Mylan N.V.*	2,406	38,689
Perrigo Company plc	634	35,041
Universal Health Services, Inc. — Class B	361	33,533
DaVita, Inc.*	397	31,419
Molson Coors Beverage Co. — Class B	875	30,065
Robert Half International, Inc.	533	28,158
Rollins, Inc.	656	27,808
Quanta Services, Inc.	641	25,146
Nielsen Holdings plc	1,659	24,653
H&R Block, Inc.	896	12,795
Coty, Inc. — Class A	1,385	6,191
Total Consumer, Non-cyclical		26,863,498
Communications - 9.3%
Amazon.com, Inc.*	1,950	5,379,699
Facebook, Inc. — Class A*	11,190	2,540,913
Alphabet, Inc. — Class A*	1,396	1,979,598
Alphabet, Inc. — Class C*	1,361	1,923,923
Verizon Communications, Inc.	19,259	1,061,749
AT&T, Inc.	33,160	1,002,427
Walt Disney Co.	8,406	937,353
Netflix, Inc.*	2,047	931,467
Cisco Systems, Inc.	19,738	920,580
Comcast Corp. — Class A	21,198	826,298
Charter Communications, Inc. — Class A*	701	357,538
Booking Holdings, Inc.*	190	302,545
T-Mobile US, Inc.*	2,652	276,206
eBay, Inc.	3,074	161,231
Motorola Solutions, Inc.	791	110,843
Twitter, Inc.*	3,652	108,793
VeriSign, Inc.*	473	97,831
Corning, Inc.	3,532	91,479
CDW Corp.	662	76,911
ViacomCBS, Inc. — Class B	2,516	58,673
Omnicom Group, Inc.	997	54,436
Arista Networks, Inc.*	250	52,507
Expedia Group, Inc.	630	51,786
E*TRADE Financial Corp.	1,029	51,172
NortonLifeLock, Inc.	2,522	50,011
CenturyLink, Inc.	4,597	46,108
Fox Corp. — Class A	1,595	42,778
DISH Network Corp. — Class A*	1,197	41,308
F5 Networks, Inc.*	283	39,473
Juniper Networks, Inc.	1,542	35,250
Interpublic Group of Companies, Inc.	1,813	31,111
Discovery, Inc. — Class C*	1,472	28,351
News Corp. — Class A	1,810	21,467
Fox Corp. — Class B	741	19,888
Discovery, Inc. — Class A*,1	745	15,720
News Corp. — Class B	567	6,776
Total Communications		19,734,199
Financial - 8.2%
Berkshire Hathaway, Inc. — Class B*	9,047	1,614,980
Visa, Inc. — Class A	7,852	1,516,771
JPMorgan Chase & Co.	14,180	1,333,771
Mastercard, Inc. — Class A	4,113	1,216,214
Bank of America Corp.	36,339	863,051
American Tower Corp. — Class A REIT	2,063	533,368
Citigroup, Inc.	9,688	495,057
Wells Fargo & Co.	17,364	444,518
BlackRock, Inc. — Class A	718	390,657
Crown Castle International Corp. REIT	1,940	324,659
Prologis, Inc. REIT	3,437	320,775
American Express Co.	3,072	292,454
Equinix, Inc. REIT	412	289,348
Goldman Sachs Group, Inc.	1,440	284,573
CME Group, Inc. — Class A	1,669	271,279
Morgan Stanley	5,573	269,176
Chubb Ltd.	2,101	266,029

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 56.3% (continued)
Financial - 8.2% (continued)
Marsh & McLennan Companies, Inc.	2,375	$255,004
Truist Financial Corp.	6,271	235,476
U.S. Bancorp	6,379	234,875
Intercontinental Exchange, Inc.	2,547	233,305
Progressive Corp.	2,724	218,220
PNC Financial Services Group, Inc.	1,974	207,685
Aon plc — Class A	1,075	207,045
Charles Schwab Corp.	5,332	179,902
Digital Realty Trust, Inc. REIT	1,249	177,495
SBA Communications Corp. REIT	519	154,621
Bank of New York Mellon Corp.	3,750	144,938
Allstate Corp.	1,462	141,799
Public Storage REIT	700	134,323
Travelers Companies, Inc.	1,177	134,237
Capital One Financial Corp.	2,119	132,628
MetLife, Inc.	3,590	131,107
T. Rowe Price Group, Inc.	1,059	130,787
American International Group, Inc.	4,008	124,969
Aflac, Inc.	3,339	120,304
Willis Towers Watson plc	599	117,973
Prudential Financial, Inc.	1,838	111,934
State Street Corp.	1,638	104,095
AvalonBay Communities, Inc. REIT	655	101,289
Welltower, Inc. REIT	1,943	100,550
Simon Property Group, Inc. REIT	1,423	97,305
Equity Residential REIT	1,628	95,759
Alexandria Real Estate Equities, Inc. REIT	587	95,241
Realty Income Corp. REIT	1,598	95,081
Arthur J Gallagher & Co.	882	85,986
Ameriprise Financial, Inc.	569	85,373
First Republic Bank	798	84,580
Weyerhaeuser Co. REIT	3,473	78,004
Northern Trust Corp.	968	76,801
Discover Financial Services	1,425	71,378
CBRE Group, Inc. — Class A*	1,560	70,543
Essex Property Trust, Inc. REIT	304	69,668
Healthpeak Properties, Inc. REIT	2,505	69,038
Hartford Financial Services Group, Inc.	1,666	64,224
Fifth Third Bancorp	3,313	63,875
Nasdaq, Inc.	534	63,797
Ventas, Inc. REIT	1,736	63,572
M&T Bank Corp.	597	62,070
Mid-America Apartment Communities, Inc. REIT	532	61,004
Boston Properties, Inc. REIT	672	60,735
Duke Realty Corp. REIT	1,714	60,658
Extra Space Storage, Inc. REIT	601	55,514
Synchrony Financial	2,499	55,378
KeyCorp	4,539	55,285
SVB Financial Group*	240	51,727
UDR, Inc. REIT	1,372	51,285
Citizens Financial Group, Inc.	1,985	50,101
Regions Financial Corp.	4,454	49,528
Principal Financial Group, Inc.	1,185	49,225
Cboe Global Markets, Inc.	511	47,666
Cincinnati Financial Corp.	702	44,949
Huntington Bancshares, Inc.	4,720	42,645
Western Union Co.	1,912	41,337
Raymond James Financial, Inc.	568	39,096
Loews Corp.	1,126	38,611
Everest Re Group Ltd.	186	38,353
W R Berkley Corp.	657	37,639
Regency Centers Corp. REIT	789	36,207
Host Hotels & Resorts, Inc. REIT	3,281	35,402
Iron Mountain, Inc. REIT	1,340	34,974
Globe Life, Inc.	456	33,849
Lincoln National Corp.	899	33,074
Assurant, Inc.	278	28,715
Vornado Realty Trust REIT	738	28,199
Federal Realty Investment Trust REIT	327	27,864
Franklin Resources, Inc.	1,291	27,072
Apartment Investment & Management Co. — Class A REIT	693	26,085
Zions Bancorp North America	763	25,942
Kimco Realty Corp. REIT	2,013	25,847
Comerica, Inc.	647	24,651
People's United Financial, Inc.	1,976	22,862
Invesco Ltd.	1,751	18,841
SL Green Realty Corp. REIT	356	17,547
Unum Group	947	15,711
Total Financial		17,347,114
Industrial - 4.4%
Union Pacific Corp.	3,158	533,923
Honeywell International, Inc.	3,266	472,231
Boeing Co.	2,495	457,334
Raytheon Technologies Corp.	6,845	421,789
Lockheed Martin Corp.	1,148	418,928
3M Co.	2,677	417,585
United Parcel Service, Inc. — Class B	3,277	364,337
Caterpillar, Inc.	2,519	318,654
General Electric Co.	40,709	278,042
CSX Corp.	3,562	248,414
Illinois Tool Works, Inc.	1,338	233,949
Deere & Co.	1,456	228,810
Northrop Grumman Corp.	722	221,972
Norfolk Southern Corp.	1,192	209,279
Waste Management, Inc.	1,807	191,380
Roper Technologies, Inc.	486	188,694
Emerson Electric Co.	2,781	172,506
L3Harris Technologies, Inc.	1,005	170,518
Eaton Corporation plc	1,862	162,888
General Dynamics Corp.	1,081	161,566
FedEx Corp.	1,119	156,906
Amphenol Corp. — Class A	1,377	131,930
Agilent Technologies, Inc.	1,437	126,988
TE Connectivity Ltd.	1,535	125,179
Johnson Controls International plc	3,462	118,193
Rockwell Automation, Inc.	539	114,807
Parker-Hannifin Corp.	597	109,412
Otis Worldwide Corp.	1,895	107,750
Ball Corp.	1,517	105,416

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 56.3% (continued)
Industrial - 4.4% (continued)
TransDigm Group, Inc.	234	$103,440
Stanley Black & Decker, Inc.	717	99,935
Trane Technologies plc	1,113	99,035
AMETEK, Inc.	1,068	95,447
Fortive Corp.	1,380	93,371
Mettler-Toledo International, Inc.*	111	89,416
Keysight Technologies, Inc.*	870	87,679
Carrier Global Corp.	3,789	84,191
Republic Services, Inc. — Class A	978	80,245
Amcor plc	7,327	74,809
Old Dominion Freight Line, Inc.	439	74,450
Vulcan Materials Co.	616	71,364
Kansas City Southern	442	65,986
Garmin Ltd.	676	65,910
Dover Corp.	670	64,695
Masco Corp.	1,227	61,608
Martin Marietta Materials, Inc.	290	59,905
Expeditors International of Washington, Inc.	775	58,931
IDEX Corp.	351	55,472
Xylem, Inc.	837	54,372
Teledyne Technologies, Inc.*	171	53,172
Waters Corp.*	288	51,955
Jacobs Engineering Group, Inc.	605	51,304
PerkinElmer, Inc.	518	50,811
CH Robinson Worldwide, Inc.	626	49,492
Westinghouse Air Brake Technologies Corp.	841	48,416
J.B. Hunt Transport Services, Inc.	393	47,294
Ingersoll Rand, Inc.*	1,609	45,245
Packaging Corporation of America	441	44,012
Allegion plc	429	43,852
Fortune Brands Home & Security, Inc.	650	41,554
Snap-on, Inc.	253	35,043
Textron, Inc.	1,059	34,852
Westrock Co.	1,207	34,110
Huntington Ingalls Industries, Inc.	188	32,804
A O Smith Corp.	629	29,639
Pentair plc	771	29,290
Howmet Aerospace, Inc.	1,786	28,308
FLIR Systems, Inc.	609	24,707
Sealed Air Corp.	724	23,783
Flowserve Corp.	606	17,283
Total Industrial		9,326,567
Consumer, Cyclical - 4.4%
Home Depot, Inc.	5,005	1,253,803
Walmart, Inc.	6,590	789,350
McDonald's Corp.	3,460	638,266
Costco Wholesale Corp.	2,055	623,097
NIKE, Inc. — Class B	5,771	565,847
Lowe's Companies, Inc.	3,514	474,812
Starbucks Corp.	5,436	400,035
TJX Companies, Inc.	5,575	281,872
Target Corp.	2,327	279,077
Dollar General Corp.	1,171	223,087
General Motors Co.	5,861	148,283
O'Reilly Automotive, Inc.*	345	145,476
Walgreens Boots Alliance, Inc.	3,429	145,355
Ross Stores, Inc.	1,654	140,987
Chipotle Mexican Grill, Inc. — Class A*	119	125,231
AutoZone, Inc.*	109	122,965
Yum! Brands, Inc.	1,401	121,761
PACCAR, Inc.	1,609	120,434
Cummins, Inc.	687	119,030
Fastenal Co.	2,666	114,211
Ford Motor Co.	18,179	110,528
Marriott International, Inc. — Class A	1,253	107,420
Dollar Tree, Inc.*	1,104	102,319
Aptiv plc	1,247	97,166
Hilton Worldwide Holdings, Inc.	1,290	94,750
Best Buy Company, Inc.	1,058	92,332
VF Corp.	1,484	90,435
DR Horton, Inc.	1,540	85,393
Southwest Airlines Co.	2,496	85,313
Copart, Inc.*	962	80,106
Lennar Corp. — Class A	1,278	78,751
Delta Air Lines, Inc.	2,642	74,108
Las Vegas Sands Corp.	1,564	71,225
Tractor Supply Co.	538	70,903
CarMax, Inc.*	757	67,789
Domino's Pizza, Inc.	182	67,238
WW Grainger, Inc.	202	63,460
Tiffany & Co.	508	61,946
Genuine Parts Co.	671	58,350
Ulta Beauty, Inc.*	262	53,296
NVR, Inc.*	16	52,140
Advance Auto Parts, Inc.	322	45,869
Darden Restaurants, Inc.	604	45,765
Hasbro, Inc.	593	44,445
United Airlines Holdings, Inc.*	1,176	40,702
Royal Caribbean Cruises Ltd.[1]	799	40,190
PulteGroup, Inc.	1,173	39,917
MGM Resorts International	2,295	38,556
Whirlpool Corp.	289	37,434
LKQ Corp.*	1,415	37,073
Carnival Corp.[1]	2,205	36,206
BorgWarner, Inc.	965	34,065
Wynn Resorts Ltd.	452	33,669
American Airlines Group, Inc.[1]	2,313	30,231
Live Nation Entertainment, Inc.*	661	29,302
Newell Brands, Inc.	1,776	28,203
Mohawk Industries, Inc.*	277	28,187
Leggett & Platt, Inc.	616	21,653
Alaska Air Group, Inc.	570	20,668
Norwegian Cruise Line Holdings Ltd.*,1	1,193	19,601
Hanesbrands, Inc.	1,620	18,290
Tapestry, Inc.	1,285	17,065
L Brands, Inc.	1,086	16,257
Ralph Lauren Corp. — Class A	222	16,099
PVH Corp.	330	15,856
Kohl's Corp.	734	15,245
Gap, Inc.	991	12,506
Under Armour, Inc. — Class A*	877	8,542

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 56.3% (continued)
Consumer, Cyclical - 4.4% (continued)
Under Armour, Inc. — Class C*	915	$8,089
Total Consumer, Cyclical		9,277,632
Utilities - 1.7%
NextEra Energy, Inc.	2,278	547,107
Dominion Energy, Inc.	3,906	317,089
Duke Energy Corp.	3,420	273,224
Southern Co.	4,914	254,791
American Electric Power Company, Inc.	2,306	183,650
Exelon Corp.	4,535	164,575
Sempra Energy	1,361	159,550
Xcel Energy, Inc.	2,443	152,688
Eversource Energy	1,566	130,401
WEC Energy Group, Inc.	1,468	128,670
Public Service Enterprise Group, Inc.	2,353	115,674
Consolidated Edison, Inc.	1,555	111,851
American Water Works Company, Inc.	842	108,332
FirstEnergy Corp.	2,521	97,764
DTE Energy Co.	896	96,320
Edison International	1,759	95,531
PPL Corp.	3,578	92,456
Entergy Corp.	932	87,431
Ameren Corp.	1,149	80,844
CMS Energy Corp.	1,332	77,815
Evergy, Inc.	1,055	62,551
Atmos Energy Corp.	569	56,661
Alliant Energy Corp.	1,161	55,542
CenterPoint Energy, Inc.	2,535	47,328
AES Corp.	3,094	44,832
NiSource, Inc.	1,781	40,500
Pinnacle West Capital Corp.	524	38,404
NRG Energy, Inc.	1,136	36,988
Total Utilities		3,658,569
Energy - 1.6%
Exxon Mobil Corp.	19,679	880,045
Chevron Corp.	8,689	775,319
ConocoPhillips	4,991	209,722
Phillips 66	2,032	146,101
Kinder Morgan, Inc.	9,051	137,304
EOG Resources, Inc.	2,709	137,238
Schlumberger Ltd.	6,459	118,781
Marathon Petroleum Corp.	3,026	113,112
Valero Energy Corp.	1,897	111,581
Williams Companies, Inc.	5,646	107,387
Occidental Petroleum Corp.	4,189	76,659
Pioneer Natural Resources Co.	767	74,936
ONEOK, Inc.	2,047	68,001
Hess Corp.	1,215	62,949
Halliburton Co.	4,083	52,997
Concho Resources, Inc.	915	47,122
Baker Hughes Co.	3,048	46,909
Cabot Oil & Gas Corp. — Class A	1,855	31,869
Diamondback Energy, Inc.	734	30,696
Apache Corp.	1,756	23,706
Marathon Oil Corp.	3,678	22,509
National Oilwell Varco, Inc.	1,807	22,136
HollyFrontier Corp.	693	20,236
Devon Energy Corp.	1,781	20,196
Noble Energy, Inc.	2,232	19,999
TechnipFMC plc	1,957	13,386
Total Energy		3,370,896
Basic Materials - 1.1%
Linde plc	2,444	518,397
Air Products & Chemicals, Inc.	1,028	248,221
Newmont Corp.	3,735	230,599
Ecolab, Inc.	1,151	228,991
Sherwin-Williams Co.	376	217,272
DuPont de Nemours, Inc.	3,415	181,439
Dow, Inc.	3,447	140,500
PPG Industries, Inc.	1,098	116,454
LyondellBasell Industries N.V. — Class A	1,196	78,601
Freeport-McMoRan, Inc.	6,757	78,178
International Paper Co.	1,829	64,399
International Flavors & Fragrances, Inc.[1]	497	60,863
FMC Corp.	602	59,971
Nucor Corp.	1,401	58,016
Celanese Corp. — Class A	550	47,487
Eastman Chemical Co.	632	44,012
Albemarle Corp.	495	38,219
CF Industries Holdings, Inc.	995	27,999
Mosaic Co.	1,623	20,304
Total Basic Materials		2,459,922
Total Common Stocks
(Cost $103,307,956)		119,306,676

RIGHTS† - 0.0%
Communications - 0.0%
T-Mobile US, Inc.
Expires 07/27/20*	2,634	442
Total Rights
(Cost $–)		442

MUTUAL FUNDS† - 14.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,532,532	15,202,721
Guggenheim Strategy Fund II2	468,262	11,580,130
Guggenheim Strategy Fund III[2]	184,563	4,577,154
Total Mutual Funds
(Cost $31,372,000)		31,360,005

	Face Amount
U.S. TREASURY BILLS†† - 4.1%
U.S. Treasury Bills
0.13% due 09/17/20[3,4]	4,000,000	3,998,744
0.15% due 07/23/20[4,5]	2,534,000	2,533,810
0.12% due 09/17/20[3,4]	1,200,000	1,199,623

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
U.S. TREASURY BILLS†† - 4.1% (continued)
0.16% due 09/17/20[3,4]	$900,000	$899,717
Total U.S. Treasury Bills
(Cost $8,631,976)		8,631,894

REPURCHASE AGREEMENTS††,6 - 6.9%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[3]	8,121,663	8,121,663
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[3]	3,363,548	3,363,548
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[3]	3,161,735	3,161,735
Total Repurchase Agreements
(Cost $14,646,946)		$14,646,946

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[8]	131,587	131,587
Total Securities Lending Collateral
(Cost $131,587)		131,587
Total Investments - 82.2%
(Cost $158,090,465)		$174,077,550
Other Assets & Liabilities, net - 17.8%		37,656,903
Total Net Assets - 100.0%		$211,734,453

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	347	Sep 2020	$53,511,738	$(215,701)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	0.56% (1 Week USD LIBOR + 0.45%)	At Maturity	07/28/20	21,068	$65,316,845	$1,918,986
Barclays Bank plc	S&P 500 Index	0.56% (1 Week USD LIBOR + 0.45%)	At Maturity	07/30/20	18,261	56,615,176	347,840
BNP Paribas	S&P 500 Index	0.73% (1 Month USD LIBOR + 0.55%)	At Maturity	07/29/20	6,876	21,317,746	339,431
						$143,249,767	$2,606,257

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$119,306,676	$—	$—	$119,306,676
Rights	442	—	—	442
Mutual Funds	31,360,005	—	—	31,360,005
U.S. Treasury Bills	—	8,631,894	—	8,631,894
Repurchase Agreements	—	14,646,946	—	14,646,946
Securities Lending Collateral	131,587	—	—	131,587
Equity Index Swap Agreements**	—	2,606,257	—	2,606,257
Total Assets	$150,798,710	$25,885,097	$—	$176,683,807

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$215,701	$—	$—	$215,701

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$11,261,712	$–	$–	$–	$318,418	$11,580,130	468,262	$50,100
Guggenheim Strategy Fund III	1,704,973	2,800,000	–	–	72,181	4,577,154	184,563	12,492
Guggenheim Ultra Short Duration Fund — Institutional Class	7,748,990	7,300,000	–	–	153,731	15,202,721	1,532,532	36,431
	$20,715,675	$10,100,000	$–	$–	$544,330	$31,360,0005		$99,023

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 95.6%
Mining - 95.6%
Newmont Corp.	148,764	$9,184,689
Barrick Gold Corp.	337,526	9,092,950
Franco-Nevada Corp.	47,939	6,694,202
Wheaton Precious Metals Corp.	132,551	5,838,872
Freeport-McMoRan, Inc.	459,462	5,315,975
Agnico Eagle Mines Ltd.	81,629	5,229,154
AngloGold Ashanti Ltd. ADR	162,780	4,800,382
Kirkland Lake Gold Ltd.	109,504	4,515,945
Kinross Gold Corp.*	556,486	4,017,829
Gold Fields Ltd. ADR	424,509	3,990,385
Royal Gold, Inc.	30,259	3,761,799
Pan American Silver Corp.	114,900	3,491,811
B2Gold Corp.[1]	570,938	3,248,637
Sibanye Stillwater Ltd. ADR*	362,934	3,139,379
Yamana Gold, Inc.	550,770	3,007,204
Alamos Gold, Inc. — Class A	285,881	2,681,564
Novagold Resources, Inc.*	251,995	2,313,314
SSR Mining, Inc.*	103,479	2,207,207
Equinox Gold Corp.*	188,692	2,117,124
Harmony Gold Mining Company Ltd. ADR*,1	491,242	2,048,479
First Majestic Silver Corp.*,1	197,159	1,961,732
Sandstorm Gold Ltd.*	188,940	1,817,603
IAMGOLD Corp.*	458,360	1,810,522
Eldorado Gold Corp.*	178,022	1,726,813
Hecla Mining Co.	524,274	1,714,376
Osisko Gold Royalties Ltd.[1]	169,514	1,695,140
Pretium Resources, Inc.*	193,257	1,623,359
MAG Silver Corp.*	109,672	1,546,375
Seabridge Gold, Inc.*,1	85,583	1,501,126
Coeur Mining, Inc.*	283,901	1,442,217
SilverCrest Metals, Inc.*	157,341	1,441,244
Fortuna Silver Mines, Inc.*,1	251,614	1,280,715
Silvercorp Metals, Inc.[1]	232,569	1,248,896
Endeavour Silver Corp.*,1	354,100	807,348
Gold Resource Corp.	171,985	706,858
Total Mining		109,021,225
Total Common Stocks
(Cost $68,534,204)		109,021,225

EXCHANGE-TRADED FUNDS† - 4.0%
VanEck Vectors Junior Gold Miners ETF	91,877	4,555,262
Total Exchange-Traded Funds
(Cost $3,006,616)		4,555,262

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$562,815	562,815
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	233,087	233,087
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	219,102	219,102
Total Repurchase Agreements
(Cost $1,015,004)		1,015,004

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	3,643,683	3,643,683
Total Securities Lending Collateral
(Cost $3,643,683)		3,643,683
Total Investments - 103.7%
(Cost $76,199,507)		$118,235,174
Other Assets & Liabilities, net - (3.7)%		(4,176,621)
Total Net Assets - 100.0%		$114,058,553

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$109,021,225	$—	$—	$109,021,225
Exchange-Traded Funds	4,555,262	—	—	4,555,262
Repurchase Agreements	—	1,015,004	—	1,015,004
Securities Lending Collateral	3,643,683	—	—	3,643,683
Total Assets	$117,220,170	$1,015,004	$—	$118,235,174

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.3%
REITS - 95.8%
REITs-Diversified - 24.9%
American Tower Corp. — Class A	438	$113,241
Crown Castle International Corp.	531	88,863
Equinix, Inc.	118	82,871
Digital Realty Trust, Inc.	463	65,797
SBA Communications Corp.	208	61,967
Weyerhaeuser Co.	1,901	42,696
Duke Realty Corp.	1,049	37,124
WP Carey, Inc.	521	35,246
VICI Properties, Inc.	1,651	33,334
Gaming and Leisure Properties, Inc.	808	27,956
Vornado Realty Trust	720	27,511
Lamar Advertising Co. — Class A	388	25,903
CoreSite Realty Corp.	212	25,665
New Residential Investment Corp.	2,582	19,184
PotlatchDeltic Corp.	449	17,075
EPR Properties	470	15,571
Outfront Media, Inc.	1,020	14,453
Total REITs-Diversified		734,457
REITs-Apartments - 12.1%
AvalonBay Communities, Inc.	311	48,093
Equity Residential	812	47,762
Invitation Homes, Inc.	1,467	40,387
Essex Property Trust, Inc.	171	39,188
Mid-America Apartment Communities, Inc.	328	37,612
UDR, Inc.	927	34,651
Camden Property Trust	340	31,015
American Homes 4 Rent — Class A	1,102	29,644
Apartment Investment & Management Co. — Class A	646	24,315
American Campus Communities, Inc.	632	22,095
Total REITs-Apartments		354,762
REITs-Office Property - 10.2%
Alexandria Real Estate Equities, Inc.	285	46,241
Boston Properties, Inc.	428	38,683
Kilroy Realty Corp.	438	25,711
Douglas Emmett, Inc.	792	24,283
Cousins Properties, Inc.	725	21,627
Equity Commonwealth	649	20,898
JBG SMITH Properties	696	20,581
Highwoods Properties, Inc.	544	20,308
Hudson Pacific Properties, Inc.	804	20,229
SL Green Realty Corp.	390	19,223
Brandywine Realty Trust	1,345	14,647
Paramount Group, Inc.	1,748	13,477
Empire State Realty Trust, Inc. — Class A	1,678	11,746
Total REITs-Office Property		297,654
REITs-Health Care - 9.4%
Welltower, Inc.	904	46,782
Healthpeak Properties, Inc.	1,445	39,824
Ventas, Inc.	1,020	37,352
Medical Properties Trust, Inc.	1,714	32,223
Omega Healthcare Investors, Inc.	875	26,014
Healthcare Trust of America, Inc. — Class A	920	24,398
Healthcare Realty Trust, Inc.	687	20,122
Physicians Realty Trust	1,092	19,132
Sabra Health Care REIT, Inc.	1,193	17,215
CareTrust REIT, Inc.	740	12,698
Total REITs-Health Care		275,760
REITs-Warehouse/Industries - 9.1%
Prologis, Inc.	927	86,517
CyrusOne, Inc.	415	30,191
Americold Realty Trust	779	28,278
Rexford Industrial Realty, Inc.	572	23,698
First Industrial Realty Trust, Inc.	605	23,256
EastGroup Properties, Inc.	189	22,417
STAG Industrial, Inc.	745	21,843
QTS Realty Trust, Inc. — Class A	334	21,406
Innovative Industrial Properties, Inc.[1]	142	12,499
Total REITs-Warehouse/Industries		270,105
REITs-Storage - 5.8%
Public Storage	312	59,870
Extra Space Storage, Inc.	386	35,655
Iron Mountain, Inc.	1,095	28,580
CubeSmart	871	23,508
Life Storage, Inc.	233	22,123
Total REITs-Storage		169,736
REITs-Hotels - 5.1%
MGM Growth Properties LLC — Class A	1,116	30,366
Host Hotels & Resorts, Inc.	2,518	27,169
Park Hotels & Resorts, Inc.	1,539	15,221
Apple Hospitality REIT, Inc.	1,539	14,867
Ryman Hospitality Properties, Inc.	407	14,082
Pebblebrook Hotel Trust	1,007	13,756
Sunstone Hotel Investors, Inc.	1,679	13,684
RLJ Lodging Trust	1,327	12,527
Service Properties Trust	1,396	9,898
Total REITs-Hotels		151,570
REITs-Single Tenant - 5.0%
Realty Income Corp.	766	45,577
National Retail Properties, Inc.	708	25,120
STORE Capital Corp.	1,033	24,596
Spirit Realty Capital, Inc.	569	19,835
Agree Realty Corp.	295	19,384
Essential Properties Realty Trust, Inc.	766	11,367
Total REITs-Single Tenant		145,879
REITs-Shopping Centers - 4.8%
Regency Centers Corp.	634	29,094
Federal Realty Investment Trust	308	26,245
Kimco Realty Corp.	1,878	24,114
Brixmor Property Group, Inc.	1,577	20,217
Weingarten Realty Investors	857	16,223
Urban Edge Properties	1,081	12,831

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
REITS - 95.8% (continued)
REITs-Shopping Centers - 4.8% (continued)
Retail Opportunity Investments Corp.	1,046	$11,851
Total REITs-Shopping Centers		140,575
REITs-Mortgage - 3.8%
Annaly Capital Management, Inc.	4,737	31,075
AGNC Investment Corp.	2,160	27,864
Starwood Property Trust, Inc.	1,407	21,049
Blackstone Mortgage Trust, Inc. — Class A	792	19,079
Chimera Investment Corp.	1,401	13,464
Total REITs-Mortgage		112,531
REITs-Regional Malls - 3.1%
Simon Property Group, Inc.	688	47,045
Taubman Centers, Inc.	424	16,010
Macerich Co.[1]	1,284	11,518
Tanger Factory Outlet Centers, Inc.[1]	1,179	8,406
Brookfield Property REIT, Inc. — Class A1	744	7,410
Total REITs-Regional Malls		90,389
REITs-Manufactured Homes - 2.5%
Sun Communities, Inc.	274	37,176
Equity LifeStyle Properties, Inc.	558	34,864
Total REITs-Manufactured Homes		72,040
Total REITS		2,815,458
Real Estate - 3.5%
Real Estate Management/Services - 1.6%
Jones Lang LaSalle, Inc.	232	24,003
Redfin Corp.*	530	22,212
Total Real Estate Management/Services		46,215
Real Estate Services - 1.3%
CBRE Group, Inc. — Class A*	879	39,748
Real Estate Operations/Development - 0.6%
Howard Hughes Corp.*	323	16,780
Total Real Estate		102,743
Total Common Stocks
(Cost $2,674,384)		2,918,201

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$13,775	13,775
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	5,705	5,705
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	5,362	5,362
Total Repurchase Agreements
(Cost $24,842)		24,842

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	24,442	24,442
Total Securities Lending Collateral
(Cost $24,442)		24,442
Total Investments - 100.9%
(Cost $2,723,668)		$2,967,485
Other Assets & Liabilities, net - (0.9)%		(26,007)
Total Net Assets - 100.0%		$2,941,478

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,918,201	$—	$—	$2,918,201
Repurchase Agreements	—	24,842	—	24,842
Securities Lending Collateral	24,442	—	—	24,442
Total Assets	$2,942,643	$24,842	$—	$2,967,485

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.7%
Retail - 58.7%
Walmart, Inc.	7,127	$853,672
Home Depot, Inc.	3,019	756,290
Costco Wholesale Corp.	2,112	640,380
Lowe's Companies, Inc.	4,134	558,586
Target Corp.	3,604	432,228
TJX Companies, Inc.	8,312	420,255
Dollar General Corp.	1,986	378,353
Walgreens Boots Alliance, Inc.	7,962	337,509
O'Reilly Automotive, Inc.*	727	306,554
Ross Stores, Inc.	3,489	297,402
AutoZone, Inc.*	250	282,030
Best Buy Company, Inc.	3,098	270,362
Dollar Tree, Inc.*	2,786	258,206
Tractor Supply Co.	1,663	219,167
Tiffany & Co.	1,745	212,785
CarMax, Inc.*	2,230	199,697
Burlington Stores, Inc.*	984	193,779
Genuine Parts Co.	2,226	193,573
Ulta Beauty, Inc.*	890	181,044
Advance Auto Parts, Inc.	1,193	169,943
Williams-Sonoma, Inc.	1,657	135,891
Ollie's Bargain Outlet Holdings, Inc.*	1,363	133,097
Five Below, Inc.*	1,237	132,248
Floor & Decor Holdings, Inc. — Class A*	2,291	132,076
BJ's Wholesale Club Holdings, Inc.*	3,492	130,147
Gap, Inc.	10,100	127,462
RH*	477	118,725
L Brands, Inc.	7,294	109,191
Dick's Sporting Goods, Inc.	2,567	105,914
Foot Locker, Inc.	3,270	95,353
Kohl's Corp.	4,537	94,233
Carvana Co.*,1	770	92,554
National Vision Holdings, Inc.*	2,778	84,785
Nordstrom, Inc.[1]	5,131	79,479
American Eagle Outfitters, Inc.	6,267	68,310
Urban Outfitters, Inc.*	3,995	60,804
Abercrombie & Fitch Co. — Class A	4,041	42,996
Children's Place, Inc.[1]	1,052	39,366
Signet Jewelers Ltd.	3,658	37,568
Total Retail		8,982,014
Internet - 37.1%
Amazon.com, Inc.*	626	1,727,021
Alibaba Group Holding Ltd. ADR*	2,702	582,821
Booking Holdings, Inc.*	277	441,078
eBay, Inc.	6,423	336,886
JD.com, Inc. ADR*	4,844	291,512
Wayfair, Inc. — Class A*	1,201	237,330
Chewy, Inc. — Class A*	5,088	227,383
MercadoLibre, Inc.*	230	226,727
Etsy, Inc.*	2,023	214,903
Pinduoduo, Inc. ADR*	2,414	207,218
Trip.com Group Ltd. ADR*	7,504	194,504
Expedia Group, Inc.	2,250	184,950
Farfetch Ltd. — Class A*	9,335	161,215
Vipshop Holdings Ltd. ADR*	7,590	151,117
Baozun, Inc. ADR*,1	3,848	147,956
GrubHub, Inc.*	2,101	147,700
Stamps.com, Inc.*	538	98,825
Stitch Fix, Inc. — Class A*,1	3,609	90,009
Total Internet		5,669,155
Distribution & Wholesale - 2.2%
Pool Corp.	675	183,512
LKQ Corp.*	6,050	158,510
Total Distribution & Wholesale		342,022
Commercial Services - 1.1%
Aaron's, Inc.	2,192	99,517
Monro, Inc.	1,319	72,466
Total Commercial Services		171,983
Oil & Gas - 0.6%
Murphy USA, Inc.*	887	99,867
Total Common Stocks
(Cost $12,967,828)		15,265,041

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$57,107	57,107
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	23,651	23,651
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	22,231	22,231
Total Repurchase Agreements
(Cost $102,989)		102,989

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	332,358	332,358
Total Securities Lending Collateral
(Cost $332,358)		332,358
Total Investments - 102.6%
(Cost $13,403,175)		$15,700,388
Other Assets & Liabilities, net - (2.6)%		(402,493)
Total Net Assets - 100.0%		$15,297,895

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,265,041	$—	$—	$15,265,041
Repurchase Agreements	—	102,989	—	102,989
Securities Lending Collateral	332,358	—	—	332,358
Total Assets	$15,597,399	$102,989	$—	$15,700,388

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
RIGHTS†††,1 - 0.0%
Consumer, Non-cyclical - 0.0%
Omthera Pharmaceuticals, Inc.*	57	$–
Tobira Therapeutics, Inc.*	14	–
Total Consumer, Non-cyclical		–
Communications - 0.0%
Nexstar Media Group, Inc.*	85	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 10.9%
Guggenheim Strategy Fund II2	13,835	342,134
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	34,434	341,586
Total Mutual Funds
(Cost $673,781)		683,720

	Face Amount
FEDERAL AGENCY NOTES†† - 29.9%
Federal Farm Credit Bank
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[3]	$1,000,000	1,003,070
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[3]	250,000	250,256
0.32% (U.S. Prime Rate - 2.94%, Rate Floor: 0.00%) due 10/30/20[3]	100,000	100,024
1.24% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 01/04/21[3]	525,000	524,863
Total Federal Agency Notes
(Cost $1,874,775)		1,878,213

U.S. TREASURY BILLS†† - 12.8%
U.S. Treasury Bills
0.14% due 09/17/20[4,5]	600,000	599,812
0.16% due 09/17/20[4,5]	200,000	199,937
Total U.S. Treasury Bills
(Cost $799,745)		799,749

REPURCHASE AGREEMENTS††,6 - 41.5%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[4]	1,444,629	1,444,629
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[4]	598,287	598,287
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[4]	562,389	562,389
Total Repurchase Agreements
(Cost $2,605,305)		2,605,305
Total Investments - 95.1%
(Cost $5,953,606)		$5,966,987
Other Assets & Liabilities, net - 4.9%		305,636
Total Net Assets - 100.0%		$6,272,623

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	8	Sep 2020	$574,560	$(162)

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	0.36% (1 Week USD LIBOR + 0.25%)	At Maturity	07/28/20	2,839	$4,092,484	$177,697
Barclays Bank plc	Russell 2000 Index	0.11% (1 Week USD LIBOR)	At Maturity	07/30/20	3,174	4,575,365	89,040
BNP Paribas	Russell 2000 Index	0.28% (1 Month USD LIBOR + 0.10%)	At Maturity	07/29/20	113	163,323	5,850
						$8,831,172	$272,587

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[2]	Affiliated issuer.
[3]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Mutual Funds	683,720	—	—		683,720
Federal Agency Notes	—	1,878,213	—		1,878,213
U.S. Treasury Bills	—	799,749	—		799,749
Repurchase Agreements	—	2,605,305	—		2,605,305
Equity Index Swap Agreements**	—	272,587	—		272,587
Total Assets	$683,720	$5,555,854	$—		$6,239,574

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$162	$—	$—	$162

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$205,017	$130,000	$–	$–	$7,117	$342,134	13,835	$1,157
Guggenheim Ultra Short Duration Fund — Institutional Class	204,752	133,000	–	–	3,834	341,586	34,434	886
	$409,769	$263,000	$–	$–	$10,951	$683,720		$2,043

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
RIGHTS†††,1 - 0.0%
Consumer, Non-cyclical - 0.0%
Elanco Animal Health, Inc.*	505	$–
Tobira Therapeutics, Inc.*	141	–
Omthera Pharmaceuticals, Inc.*	86	–
Oncternal Therapeutics, Inc.*	7	–
Total Consumer, Non-cyclical		–
Communications – 0.0%
Nexstar Media Group, Inc.*	2,530	–
Total Rights
(Cost $103)		–

	Face Amount
FEDERAL AGENCY NOTES†† - 52.6%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$4,000,000	4,004,106
0.44% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	2,000,000	2,004,475
0.40% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	1,000,000	1,003,071
Freddie Mac
1.13% due 10/07/22	2,500,000	2,500,405
Federal Home Loan Bank
1.20% due 01/06/21[2]	2,500,000	2,499,835
Total Federal Agency Notes
(Cost $12,000,016)		12,011,892

U.S. TREASURY BILLS†† - 8.8%
U.S. Treasury Bills
0.14% due 09/17/20[3,4]	1,600,000	1,599,498
0.16% due 09/17/20[3,4]	400,000	399,874
Total U.S. Treasury Bills
(Cost $1,999,370)		1,999,372

REPURCHASE AGREEMENTS††,5 - 47.1%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[4]	$5,963,392	5,963,392
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[4]	2,469,710	2,469,710
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[4]	2,321,528	2,321,528
Total Repurchase Agreements
(Cost $10,754,630)		10,754,630
Total Investments - 108.5%
(Cost $24,754,119)		$24,765,894
Other Assets & Liabilities, net - (8.5)%		(1,943,859)
Total Net Assets - 100.0%		$22,822,035

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	20	Sep 2020	$1,436,400	$(404)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	0.11% (1 Week USD LIBOR)	At Maturity	07/30/20	10,736	$15,474,275	$301,141
BNP Paribas	Russell 2000 Index	0.28% (1 Month USD LIBOR + 0.10%)	At Maturity	07/29/20	2,216	3,193,936	123,019

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

Counterparty	Index	Financing Rate Pay	Payment Frequency
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	0.36% (1 Week USD LIBOR + 0.25%)	At Maturity	07/28/20	1,891	$2,725,607	$118,347
						$21,393,818	$542,507

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2020. The total market value of fair valued securities amounts to $0, (cost $103) or 0.0% of total net assets.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	*	$—	$—	*	$—
Federal Agency Notes	—		9,512,057	—		9,512,057
Federal Agency Discount Notes	—		2,499,835	—		2,499,835
U.S. Treasury Bills	—		1,999,372	—		1,999,372
Repurchase Agreements	—		10,754,630	—		10,754,630
Equity Index Swap Agreements**	—		542,507	—		542,507
Total Assets	$—		$25,308,401	$—		$25,308,401

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$404	$—	$—	$404
Total Liabilities	$404	$—	$—	$404

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 85.6%
Technology - 19.6%
Microsoft Corp.	33,333	$6,783,599
Apple, Inc.	17,908	6,532,838
Intel Corp.	18,610	1,113,436
NVIDIA Corp.	2,704	1,027,277
Adobe, Inc.*	2,118	921,987
salesforce.com, Inc.*	3,960	741,827
Accenture plc — Class A	2,800	601,216
Broadcom, Inc.	1,757	554,527
Texas Instruments, Inc.	4,034	512,197
Oracle Corp.	9,149	505,665
International Business Machines Corp.	3,903	471,365
QUALCOMM, Inc.	4,945	451,034
Fidelity National Information Services, Inc.	2,716	364,188
ServiceNow, Inc.*	838	339,440
Intuit, Inc.	1,146	339,434
Advanced Micro Devices, Inc.*	5,148	270,836
Activision Blizzard, Inc.	3,387	257,073
Micron Technology, Inc.*	4,889	251,881
Applied Materials, Inc.	4,028	243,493
Fiserv, Inc.*	2,472	241,317
Autodesk, Inc.*	963	230,340
Lam Research Corp.	638	206,368
Analog Devices, Inc.	1,619	198,554
Electronic Arts, Inc.*	1,269	167,571
Cognizant Technology Solutions Corp. — Class A	2,376	135,004
KLA Corp.	682	132,635
Synopsys, Inc.*	663	129,285
MSCI, Inc. — Class A	374	124,849
Cadence Design Systems, Inc.*	1,227	117,743
Microchip Technology, Inc.	1,078	113,524
ANSYS, Inc.*	378	110,274
HP, Inc.	6,285	109,548
Paychex, Inc.	1,403	106,277
Xilinx, Inc.	1,069	105,179
Skyworks Solutions, Inc.	733	93,721
Cerner Corp.	1,338	91,720
Fortinet, Inc.*	590	80,989
Akamai Technologies, Inc.*	713	76,355
Citrix Systems, Inc.	510	75,434
Maxim Integrated Products, Inc.	1,172	71,035
Take-Two Interactive Software, Inc.*	501	69,924
Paycom Software, Inc.*	212	65,663
Broadridge Financial Solutions, Inc.	505	63,726
Jack Henry & Associates, Inc.	337	62,018
Tyler Technologies, Inc.*	175	60,704
Zebra Technologies Corp. — Class A*	233	59,636
Western Digital Corp.	1,317	58,146
Qorvo, Inc.*	504	55,707
Leidos Holdings, Inc.	587	54,984
Hewlett Packard Enterprise Co.	5,647	54,945
Seagate Technology plc	993	48,071
NetApp, Inc.	972	43,128
IPG Photonics Corp.*	156	25,021
DXC Technology Co.	1,115	18,398
Xerox Holdings Corp.	805	12,309
Total Technology		25,753,415
Consumer, Non-cyclical - 19.3%
Johnson & Johnson	11,580	1,628,495
Procter & Gamble Co.	10,882	1,301,160
UnitedHealth Group, Inc.	4,169	1,229,647
PayPal Holdings, Inc.*	5,161	899,201
Merck & Company, Inc.	11,095	857,976
PepsiCo, Inc.	6,099	806,654
Pfizer, Inc.	24,416	798,403
AbbVie, Inc.	7,746	760,502
Coca-Cola Co.	16,990	759,113
Abbott Laboratories	7,775	710,868
Thermo Fisher Scientific, Inc.	1,736	629,022
Amgen, Inc.	2,586	609,934
Eli Lilly & Co.	3,702	607,794
Bristol-Myers Squibb Co.	9,946	584,825
Medtronic plc	5,895	540,571
Danaher Corp.	2,766	489,112
Philip Morris International, Inc.	6,844	479,490
Gilead Sciences, Inc.	5,512	424,093
CVS Health Corp.	5,745	373,253
S&P Global, Inc.	1,059	348,919
Vertex Pharmaceuticals, Inc.*	1,140	330,954
Mondelez International, Inc. — Class A	6,274	320,789
Altria Group, Inc.	8,168	320,594
Becton Dickinson and Co.	1,296	310,094
Cigna Corp.	1,622	304,368
Intuitive Surgical, Inc.*	513	292,323
Anthem, Inc.	1,108	291,382
Zoetis, Inc.	2,088	286,140
Automatic Data Processing, Inc.	1,889	281,253
Regeneron Pharmaceuticals, Inc.*	443	276,277
Colgate-Palmolive Co.	3,765	275,824
Stryker Corp.	1,417	255,329
Illumina, Inc.*	646	239,246
Humana, Inc.	581	225,283
Global Payments, Inc.	1,315	223,050
Boston Scientific Corp.*	6,280	220,491
Kimberly-Clark Corp.	1,497	211,601
Moody's Corp.	709	194,784
Baxter International, Inc.	2,237	192,606
Biogen, Inc.*	717	191,834
Edwards Lifesciences Corp.*	2,724	188,256
Estee Lauder Companies, Inc. — Class A	988	186,416
DexCom, Inc.*	406	164,592
General Mills, Inc.	2,664	164,235
Centene Corp.*	2,546	161,798
IHS Markit Ltd.	1,753	132,352
Constellation Brands, Inc. — Class A	738	129,113
IDEXX Laboratories, Inc.*	373	123,150
ResMed, Inc.	636	122,112
Sysco Corp.	2,231	121,946
Verisk Analytics, Inc. — Class A	713	121,353
Clorox Co.	550	120,654
Kroger Co.	3,456	116,985
Monster Beverage Corp.*	1,643	113,893

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 85.6% (continued)
Consumer, Non-cyclical - 19.3% (continued)
HCA Healthcare, Inc.	1,158	$112,395
IQVIA Holdings, Inc.*	781	110,808
McKesson Corp.	711	109,082
Alexion Pharmaceuticals, Inc.*	971	108,985
Zimmer Biomet Holdings, Inc.	909	108,498
Cintas Corp.	370	98,553
Archer-Daniels-Midland Co.	2,442	97,436
McCormick & Company, Inc.	543	97,420
FleetCor Technologies, Inc.*	368	92,563
Equifax, Inc.	534	91,784
Corteva, Inc.	3,289	88,112
Kraft Heinz Co.	2,739	87,347
Align Technology, Inc.*	315	86,449
Hershey Co.	648	83,994
MarketAxess Holdings, Inc.	167	83,654
Church & Dwight Company, Inc.	1,081	83,561
Incyte Corp.*	793	82,448
Tyson Foods, Inc. — Class A	1,294	77,265
Conagra Brands, Inc.	2,141	75,299
Teleflex, Inc.	204	74,252
West Pharmaceutical Services, Inc.	324	73,603
Kellogg Co.	1,100	72,666
Laboratory Corporation of America Holdings*	427	70,929
Quest Diagnostics, Inc.	588	67,008
Cardinal Health, Inc.	1,283	66,960
AmerisourceBergen Corp. — Class A	653	65,803
Hologic, Inc.*	1,135	64,695
Cooper Companies, Inc.	216	61,266
Hormel Foods Corp.	1,232	59,469
STERIS plc	373	57,233
JM Smucker Co.	501	53,011
Brown-Forman Corp. — Class B	802	51,055
Varian Medical Systems, Inc.*	399	48,885
ABIOMED, Inc.*	198	47,829
Gartner, Inc.*	392	47,561
United Rentals, Inc.*	317	47,246
Bio-Rad Laboratories, Inc. — Class A*	94	42,440
Dentsply Sirona, Inc.	963	42,430
Avery Dennison Corp.	366	41,757
Lamb Weston Holdings, Inc.	642	41,043
Campbell Soup Co.	744	36,925
Henry Schein, Inc.*	627	36,610
Mylan N.V.*	2,272	36,534
Perrigo Company plc	599	33,107
Universal Health Services, Inc. — Class B	341	31,676
DaVita, Inc.*	375	29,678
Molson Coors Beverage Co. — Class B	827	28,416
Robert Half International, Inc.	504	26,626
Rollins, Inc.	619	26,239
Quanta Services, Inc.	605	23,734
Nielsen Holdings plc	1,567	23,286
H&R Block, Inc.	846	12,081
Coty, Inc. — Class A	1,308	5,847
Total Consumer, Non-cyclical		25,373,662
Communications - 14.2%
Amazon.com, Inc.*	1,842	5,081,746
Facebook, Inc. — Class A*	10,569	2,399,903
Alphabet, Inc. — Class A*	1,319	1,870,408
Alphabet, Inc. — Class C*	1,285	1,816,489
Verizon Communications, Inc.	18,188	1,002,705
AT&T, Inc.	31,318	946,743
Walt Disney Co.	7,939	885,278
Netflix, Inc.*	1,933	879,592
Cisco Systems, Inc.	18,641	869,416
Comcast Corp. — Class A	20,020	780,380
Charter Communications, Inc. — Class A*	662	337,646
Booking Holdings, Inc.*	180	286,621
T-Mobile US, Inc.*	2,505	260,896
eBay, Inc.	2,903	152,262
Motorola Solutions, Inc.	748	104,817
Twitter, Inc.*	3,449	102,746
VeriSign, Inc.*	447	92,453
Corning, Inc.	3,336	86,403
CDW Corp.	626	72,729
ViacomCBS, Inc. — Class B	2,376	55,408
Omnicom Group, Inc.	942	51,433
Arista Networks, Inc.*	236	49,567
Expedia Group, Inc.	595	48,909
E*TRADE Financial Corp.	972	48,338
NortonLifeLock, Inc.	2,382	47,235
CenturyLink, Inc.	4,342	43,550
Fox Corp. — Class A	1,506	40,391
DISH Network Corp. — Class A*	1,130	38,996
F5 Networks, Inc.*	268	37,381
Juniper Networks, Inc.	1,456	33,284
Interpublic Group of Companies, Inc.	1,713	29,395
Discovery, Inc. — Class C*	1,391	26,791
News Corp. — Class A	1,709	20,269
Fox Corp. — Class B	700	18,788
Discovery, Inc. — Class A*,1	703	14,833
News Corp. — Class B	535	6,393
Total Communications		18,640,194
Financial - 12.4%
Berkshire Hathaway, Inc. — Class B*	8,545	1,525,368
Visa, Inc. — Class A	7,416	1,432,549
JPMorgan Chase & Co.	13,393	1,259,746
Mastercard, Inc. — Class A	3,885	1,148,794
Bank of America Corp.	34,320	815,100
American Tower Corp. — Class A REIT	1,949	503,894
Citigroup, Inc.	9,151	467,616
Wells Fargo & Co.	16,399	419,814
BlackRock, Inc. — Class A	678	368,893
Crown Castle International Corp. REIT	1,832	306,585
Prologis, Inc. REIT	3,246	302,949
American Express Co.	2,901	276,175
Equinix, Inc. REIT	389	273,195
Goldman Sachs Group, Inc.	1,360	268,763
CME Group, Inc. — Class A	1,576	256,163
Morgan Stanley	5,264	254,251
Chubb Ltd.	1,984	251,214

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 85.6% (continued)
Financial - 12.4% (continued)
Marsh & McLennan Companies, Inc.	2,243	$240,831
Truist Financial Corp.	5,923	222,409
U.S. Bancorp	6,025	221,840
Intercontinental Exchange, Inc.	2,405	220,298
Progressive Corp.	2,573	206,123
PNC Financial Services Group, Inc.	1,865	196,217
Aon plc — Class A	1,016	195,682
Charles Schwab Corp.	5,036	169,915
Digital Realty Trust, Inc. REIT	1,179	167,548
SBA Communications Corp. REIT	491	146,279
Bank of New York Mellon Corp.	3,542	136,898
Allstate Corp.	1,381	133,943
Public Storage REIT	661	126,839
Travelers Companies, Inc.	1,111	126,709
Capital One Financial Corp.	2,001	125,243
MetLife, Inc.	3,391	123,839
T. Rowe Price Group, Inc.	1,000	123,500
American International Group, Inc.	3,786	118,047
Aflac, Inc.	3,154	113,639
Willis Towers Watson plc	566	111,474
Prudential Financial, Inc.	1,736	105,722
State Street Corp.	1,547	98,312
AvalonBay Communities, Inc. REIT	619	95,722
Welltower, Inc. REIT	1,835	94,961
Simon Property Group, Inc. REIT	1,344	91,903
Equity Residential REIT	1,538	90,465
Alexandria Real Estate Equities, Inc. REIT	555	90,049
Realty Income Corp. REIT	1,509	89,786
Arthur J Gallagher & Co.	833	81,209
Ameriprise Financial, Inc.	538	80,722
First Republic Bank	754	79,916
Weyerhaeuser Co. REIT	3,280	73,669
Northern Trust Corp.	914	72,517
Discover Financial Services	1,346	67,421
CBRE Group, Inc. — Class A*	1,473	66,609
Essex Property Trust, Inc. REIT	288	66,001
Healthpeak Properties, Inc. REIT	2,366	65,207
Hartford Financial Services Group, Inc.	1,574	60,678
Nasdaq, Inc.	505	60,332
Fifth Third Bancorp	3,129	60,327
Ventas, Inc. REIT	1,640	60,057
M&T Bank Corp.	564	58,639
Mid-America Apartment Communities, Inc. REIT	503	57,679
Boston Properties, Inc. REIT	635	57,391
Duke Realty Corp. REIT	1,619	57,296
Extra Space Storage, Inc. REIT	567	52,374
Synchrony Financial	2,360	52,298
KeyCorp	4,287	52,216
SVB Financial Group*	226	48,710
UDR, Inc. REIT	1,296	48,444
Citizens Financial Group, Inc.	1,875	47,325
Regions Financial Corp.	4,206	46,771
Principal Financial Group, Inc.	1,120	46,525
Cboe Global Markets, Inc.	482	$44,961
Cincinnati Financial Corp.	663	42,452
Huntington Bancshares, Inc.	4,458	40,278
Western Union Co.	1,806	39,046
Raymond James Financial, Inc.	536	36,893
Loews Corp.	1,064	36,485
Everest Re Group Ltd.	176	36,291
W R Berkley Corp.	621	35,577
Regency Centers Corp. REIT	746	34,234
Host Hotels & Resorts, Inc. REIT	3,099	33,438
Iron Mountain, Inc. REIT	1,265	33,017
Globe Life, Inc.	430	31,919
Lincoln National Corp.	849	31,235
Assurant, Inc.	262	27,062
Vornado Realty Trust REIT	697	26,632
Federal Realty Investment Trust REIT	309	26,330
Franklin Resources, Inc.	1,219	25,562
Apartment Investment & Management Co. — Class A REIT	654	24,617
Zions Bancorp North America	720	24,480
Kimco Realty Corp. REIT	1,901	24,409
Comerica, Inc.	611	23,279
People's United Financial, Inc.	1,867	21,601
Invesco Ltd.	1,654	17,797
SL Green Realty Corp. REIT	336	16,561
Unum Group	894	14,831
Total Financial		16,384,582
Industrial - 6.7%
Union Pacific Corp.	2,983	504,336
Honeywell International, Inc.	3,085	446,060
Boeing Co.	2,356	431,855
Raytheon Technologies Corp.	6,465	398,373
Lockheed Martin Corp.	1,085	395,938
3M Co.	2,528	394,343
United Parcel Service, Inc. — Class B	3,095	344,102
Caterpillar, Inc.	2,379	300,944
General Electric Co.	38,448	262,600
CSX Corp.	3,365	234,675
Illinois Tool Works, Inc.	1,264	221,010
Deere & Co.	1,375	216,081
Northrop Grumman Corp.	681	209,366
Norfolk Southern Corp.	1,126	197,692
Waste Management, Inc.	1,707	180,788
Roper Technologies, Inc.	459	178,211
Emerson Electric Co.	2,626	162,891
L3Harris Technologies, Inc.	949	161,017
Eaton Corporation plc	1,758	153,790
General Dynamics Corp.	1,021	152,599
FedEx Corp.	1,056	148,072
Amphenol Corp. — Class A	1,301	124,649
Agilent Technologies, Inc.	1,357	119,918
TE Connectivity Ltd.	1,450	118,248
Johnson Controls International plc	3,270	111,638
Rockwell Automation, Inc.	509	108,417
Parker-Hannifin Corp.	564	103,364
Otis Worldwide Corp.	1,789	101,723
Ball Corp.	1,433	99,579

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 85.6% (continued)
Industrial - 6.7% (continued)
TransDigm Group, Inc.	221	$97,693
Stanley Black & Decker, Inc.	677	94,360
Trane Technologies plc	1,051	93,518
AMETEK, Inc.	1,008	90,085
Fortive Corp.	1,303	88,161
Mettler-Toledo International, Inc.*	105	84,583
Keysight Technologies, Inc.*	822	82,841
Carrier Global Corp.	3,579	79,525
Republic Services, Inc. — Class A	923	75,732
Amcor plc	6,920	70,653
Old Dominion Freight Line, Inc.	415	70,380
Vulcan Materials Co.	582	67,425
Kansas City Southern	418	62,403
Garmin Ltd.	638	62,205
Dover Corp.	633	61,123
Masco Corp.	1,159	58,193
Martin Marietta Materials, Inc.	274	56,600
Expeditors International of Washington, Inc.	732	55,661
IDEX Corp.	331	52,311
Xylem, Inc.	791	51,383
Teledyne Technologies, Inc.*	161	50,063
Waters Corp.*	272	49,069
Jacobs Engineering Group, Inc.	572	48,506
PerkinElmer, Inc.	490	48,064
CH Robinson Worldwide, Inc.	592	46,804
Westinghouse Air Brake Technologies Corp.	795	45,768
J.B. Hunt Transport Services, Inc.	371	44,646
Ingersoll Rand, Inc.*	1,520	42,742
Packaging Corporation of America	417	41,617
Allegion plc	405	41,399
Fortune Brands Home & Security, Inc.	614	39,253
Snap-on, Inc.	239	33,104
Textron, Inc.	1,001	32,943
Westrock Co.	1,140	32,216
Huntington Ingalls Industries, Inc.	178	31,059
A O Smith Corp.	594	27,989
Pentair plc	728	27,657
Howmet Aerospace, Inc.	1,687	26,739
FLIR Systems, Inc.	575	23,328
Sealed Air Corp.	684	22,470
Flowserve Corp.	572	16,314
Total Industrial		8,808,864
Consumer, Cyclical - 6.6%
Home Depot, Inc.	4,727	1,184,161
Walmart, Inc.	6,224	745,511
McDonald's Corp.	3,268	602,848
Costco Wholesale Corp.	1,941	588,531
NIKE, Inc. — Class B	5,450	534,372
Lowe's Companies, Inc.	3,319	448,463
Starbucks Corp.	5,134	377,811
TJX Companies, Inc.	5,265	266,198
Target Corp.	2,198	263,606
Dollar General Corp.	1,106	210,704
General Motors Co.	5,535	140,036
O'Reilly Automotive, Inc.*	326	137,464
Walgreens Boots Alliance, Inc.	3,239	137,301
Ross Stores, Inc.	1,562	133,145
Chipotle Mexican Grill, Inc. — Class A*	113	118,917
AutoZone, Inc.*	103	116,196
Yum! Brands, Inc.	1,323	114,982
PACCAR, Inc.	1,520	113,772
Cummins, Inc.	648	112,272
Fastenal Co.	2,518	107,871
Ford Motor Co.	17,170	104,394
Marriott International, Inc. — Class A	1,183	101,419
Dollar Tree, Inc.*	1,043	96,665
Aptiv plc	1,178	91,790
Hilton Worldwide Holdings, Inc.	1,219	89,535
Best Buy Company, Inc.	999	87,183
VF Corp.	1,402	85,438
DR Horton, Inc.	1,454	80,624
Southwest Airlines Co.	2,357	80,562
Copart, Inc.*	908	75,609
Lennar Corp. — Class A	1,207	74,376
Delta Air Lines, Inc.	2,495	69,985
Las Vegas Sands Corp.	1,477	67,263
Tractor Supply Co.	508	66,949
CarMax, Inc.*	715	64,028
Domino's Pizza, Inc.	172	63,544
WW Grainger, Inc.	190	59,691
Tiffany & Co.	480	58,531
Genuine Parts Co.	634	55,133
Ulta Beauty, Inc.*	248	50,448
NVR, Inc.*	15	48,881
Advance Auto Parts, Inc.	304	43,305
Darden Restaurants, Inc.	571	43,265
Hasbro, Inc.	560	41,972
United Airlines Holdings, Inc.*	1,111	38,452
Royal Caribbean Cruises Ltd.[1]	755	37,977
PulteGroup, Inc.	1,108	37,705
MGM Resorts International	2,168	36,422
Whirlpool Corp.	273	35,362
LKQ Corp.*	1,336	35,003
Carnival Corp.[1]	2,082	34,186
BorgWarner, Inc.	911	32,158
Wynn Resorts Ltd.	427	31,807
American Airlines Group, Inc.[1]	2,185	28,558
Live Nation Entertainment, Inc.*	624	27,662
Newell Brands, Inc.	1,678	26,647
Mohawk Industries, Inc.*	261	26,559
Leggett & Platt, Inc.	582	20,457
Alaska Air Group, Inc.	539	19,544
Norwegian Cruise Line Holdings Ltd.*,1	1,127	18,517
Hanesbrands, Inc.	1,530	17,274
Tapestry, Inc.	1,214	16,122
L Brands, Inc.	1,026	15,359
Ralph Lauren Corp. — Class A	210	15,229
PVH Corp.	312	14,991
Kohl's Corp.	693	14,394
Gap, Inc.	936	11,812
Under Armour, Inc. — Class A*	828	8,065

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 85.6% (continued)
Consumer, Cyclical - 6.6% (continued)
Under Armour, Inc. — Class C*	864	$7,638
Total Consumer, Cyclical		8,762,651
Utilities - 2.6%
NextEra Energy, Inc.	2,151	516,606
Dominion Energy, Inc.	3,689	299,473
Duke Energy Corp.	3,230	258,045
Southern Co.	4,641	240,636
American Electric Power Company, Inc.	2,178	173,456
Exelon Corp.	4,283	155,430
Sempra Energy	1,286	150,758
Xcel Energy, Inc.	2,308	144,250
Eversource Energy	1,479	123,156
WEC Energy Group, Inc.	1,386	121,483
Public Service Enterprise Group, Inc.	2,222	109,234
Consolidated Edison, Inc.	1,469	105,665
American Water Works Company, Inc.	796	102,413
FirstEnergy Corp.	2,381	92,335
DTE Energy Co.	847	91,053
Edison International	1,661	90,209
PPL Corp.	3,379	87,313
Entergy Corp.	880	82,553
Ameren Corp.	1,085	76,341
CMS Energy Corp.	1,258	73,492
Evergy, Inc.	997	59,112
Atmos Energy Corp.	538	53,574
Alliant Energy Corp.	1,097	52,480
CenterPoint Energy, Inc.	2,394	44,696
AES Corp.	2,923	42,354
NiSource, Inc.	1,683	38,271
Pinnacle West Capital Corp.	494	36,205
NRG Energy, Inc.	1,073	34,937
Total Utilities		3,455,530
Energy - 2.4%
Exxon Mobil Corp.	18,585	831,121
Chevron Corp.	8,206	732,221
ConocoPhillips	4,714	198,082
Phillips 66	1,919	137,976
Kinder Morgan, Inc.	8,549	129,688
EOG Resources, Inc.	2,558	129,588
Schlumberger Ltd.	6,100	112,179
Marathon Petroleum Corp.	2,858	106,832
Valero Energy Corp.	1,792	105,405
Williams Companies, Inc.	5,333	101,434
Occidental Petroleum Corp.	3,956	72,395
Pioneer Natural Resources Co.	725	70,833
ONEOK, Inc.	1,934	64,248
Hess Corp.	1,148	59,478
Halliburton Co.	3,856	50,051
Concho Resources, Inc.	865	44,548
Baker Hughes Co.	2,879	44,308
Cabot Oil & Gas Corp. — Class A	1,752	30,099
Diamondback Energy, Inc.	694	29,023
Apache Corp.	1,659	22,397
Marathon Oil Corp.	3,474	21,261
National Oilwell Varco, Inc.	1,706	20,898
HollyFrontier Corp.	655	19,126
Devon Energy Corp.	1,682	19,074
Noble Energy, Inc.	2,108	18,888
TechnipFMC plc	1,849	12,647
Total Energy		3,183,800
Basic Materials - 1.8%
Linde plc	2,308	489,550
Air Products & Chemicals, Inc.	971	234,458
Newmont Corp.	3,528	217,818
Ecolab, Inc.	1,087	216,259
Sherwin-Williams Co.	355	205,137
DuPont de Nemours, Inc.	3,225	171,344
Dow, Inc.	3,256	132,714
PPG Industries, Inc.	1,037	109,984
LyondellBasell Industries N.V. — Class A	1,129	74,198
Freeport-McMoRan, Inc.	6,382	73,840
International Paper Co.	1,728	60,843
International Flavors & Fragrances, Inc.[1]	470	57,556
FMC Corp.	569	56,684
Nucor Corp.	1,324	54,827
Celanese Corp. — Class A	520	44,897
Eastman Chemical Co.	597	41,575
Albemarle Corp.	467	36,057
CF Industries Holdings, Inc.	940	26,451
Mosaic Co.	1,533	19,178
Total Basic Materials		2,323,370
Total Common Stocks
(Cost $85,247,245)		112,686,068

RIGHTS† - 0.0%
Communications - 0.0%
T-Mobile US, Inc.
Expires 07/27/20*	1,758	295
Total Rights
(Cost $–)		295

	Face Amount
FEDERAL AGENCY NOTES†† - 7.6%
Freddie Mac
1.13% due 10/07/22	$10,000,000	10,001,621
Total Federal Agency Notes
(Cost $10,001,600)		10,001,621

U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
0.15% due 09/17/20[2,3]	500,000	499,843
0.15% due 07/23/20[3,4]	13,000	12,999
Total U.S. Treasury Bills
(Cost $512,830)		512,842

REPURCHASE AGREEMENTS††,5 - 12.6%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[2]	9,172,891	9,172,891
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[2]	3,798,909	3,798,909
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[2]	3,570,975	3,570,975
Total Repurchase Agreements
(Cost $16,542,775)		16,542,775

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[7]	161,008	$161,008
Total Securities Lending Collateral
(Cost $161,008)		161,008
Total Investments - 106.3%
(Cost $112,465,458)		$139,904,609
Other Assets & Liabilities, net - (6.3)%		(8,348,035)
Total Net Assets - 100.0%		$131,556,574

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	105	Sep 2020	$16,192,313	$(61,747)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	0.56% (1 Week USD LIBOR + 0.45%)	At Maturity	07/28/20	415	$1,287,436	$30,354
Barclays Bank plc	S&P 500 Index	0.56% (1 Week USD LIBOR + 0.45%)	At Maturity	07/30/20	148	459,887	2,452
BNP Paribas	S&P 500 Index	0.73% (1 Month USD LIBOR + 0.55%)	At Maturity	07/29/20	285	883,365	1,343

						$2,630,688	$34,149

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$112,686,068	$—	$—	$112,686,068
Rights	295	—	—	295
Federal Agency Notes	—	10,001,621	—	10,001,621
U.S. Treasury Bills	—	512,842	—	512,842
Repurchase Agreements	—	16,542,775	—	16,542,775
Securities Lending Collateral	161,008	—	—	161,008
Equity Index Swap Agreements**	—	34,149	—	34,149
Total Assets	$112,847,371	$27,091,387	$—	$139,938,758

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Futures Contracts**	$61,747	$—	$—	$61,747

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.7%
Technology - 32.6%
ServiceNow, Inc.*	2,630	$1,065,308
Paycom Software, Inc.*	2,809	870,031
Fortinet, Inc.*	5,819	798,774
Lam Research Corp.	2,400	776,304
Adobe, Inc.*	1,690	735,674
MSCI, Inc. — Class A	2,079	694,012
Micron Technology, Inc.*	12,770	657,911
KLA Corp.	3,185	619,419
ANSYS, Inc.*	2,076	605,631
Synopsys, Inc.*	3,060	596,700
Apple, Inc.	1,590	580,032
Microsoft Corp.	2,840	577,968
Applied Materials, Inc.	9,550	577,298
Cadence Design Systems, Inc.*	5,840	560,406
NVIDIA Corp.	1,440	547,070
Microchip Technology, Inc.	4,613	485,795
Tyler Technologies, Inc.*	1,308	453,719
Broadcom, Inc.	1,320	416,605
salesforce.com, Inc.*	2,206	413,250
Fiserv, Inc.*	3,580	349,480
Autodesk, Inc.*	1,441	344,673
Advanced Micro Devices, Inc.*	5,311	279,412
Qorvo, Inc.*	2,527	279,309
Take-Two Interactive Software, Inc.*	1,996	278,582
QUALCOMM, Inc.	2,970	270,894
Analog Devices, Inc.	2,160	264,902
Intuit, Inc.	877	259,759
Zebra Technologies Corp. — Class A*	940	240,593
Xerox Holdings Corp.	14,834	226,812
Total Technology		14,826,323
Consumer, Non-cyclical - 18.2%
DexCom, Inc.*	1,980	802,692
Incyte Corp.*	7,293	758,253
PayPal Holdings, Inc.*	4,169	726,365
Vertex Pharmaceuticals, Inc.*	2,477	719,098
United Rentals, Inc.*	4,014	598,247
MarketAxess Holdings, Inc.	1,058	529,973
Align Technology, Inc.*	1,765	484,387
FleetCor Technologies, Inc.*	1,843	463,570
Edwards Lifesciences Corp.*	5,985	413,623
Moody's Corp.	1,424	391,215
Cintas Corp.	1,376	366,511
ResMed, Inc.	1,880	360,960
S&P Global, Inc.	979	322,561
IDEXX Laboratories, Inc.*	900	297,144
Estee Lauder Companies, Inc. — Class A	1,540	290,567
Intuitive Surgical, Inc.*	457	260,412
Thermo Fisher Scientific, Inc.	711	257,624
West Pharmaceutical Services, Inc.	1,010	229,442
Total Consumer, Non-cyclical		8,272,644
Consumer, Cyclical - 14.5%
Chipotle Mexican Grill, Inc. — Class A*	575	605,107
PulteGroup, Inc.	17,493	595,287
Copart, Inc.*	6,126	510,112
DR Horton, Inc.	8,426	467,221
Hilton Worldwide Holdings, Inc.	6,031	442,977
Dollar General Corp.	2,212	421,408
Domino's Pizza, Inc.	1,107	408,970
NVR, Inc.*	125	407,344
CarMax, Inc.*	4,376	391,871
PACCAR, Inc.	5,230	391,466
Yum! Brands, Inc.	4,080	354,593
AutoZone, Inc.*	277	312,489
O'Reilly Automotive, Inc.*	681	287,157
Starbucks Corp.	3,710	273,019
Ross Stores, Inc.	2,324	198,098
Tiffany & Co.	1,600	195,104
TJX Companies, Inc.	3,206	162,095
Wynn Resorts Ltd.	1,920	143,021
Total Consumer, Cyclical		6,567,339
Industrial - 11.1%
Old Dominion Freight Line, Inc.	3,149	534,039
TransDigm Group, Inc.	1,014	448,239
Teledyne Technologies, Inc.*	1,351	420,093
Masco Corp.	7,565	379,839
Keysight Technologies, Inc.*	3,487	351,420
L3Harris Technologies, Inc.	2,040	346,127
Northrop Grumman Corp.	1,090	335,110
Kansas City Southern	2,182	325,751
Fortune Brands Home & Security, Inc.	4,613	294,909
Garmin Ltd.	2,820	274,950
Lockheed Martin Corp.	720	262,742
AMETEK, Inc.	2,892	258,458
Vulcan Materials Co.	1,930	223,590
Roper Technologies, Inc.	565	219,367
Martin Marietta Materials, Inc.	1,000	206,570
Allegion plc	1,760	179,907
Total Industrial		5,061,111
Communications - 9.7%
Facebook, Inc. — Class A*	3,373	765,907
Netflix, Inc.*	1,328	604,293
Amazon.com, Inc.*	210	579,352
eBay, Inc.	9,300	487,785
Charter Communications, Inc. — Class A*	950	484,538
CDW Corp.	3,133	363,992
Alphabet, Inc. — Class A*	173	245,323
Alphabet, Inc. — Class C*	171	241,727
Arista Networks, Inc.*	1,082	227,252
Motorola Solutions, Inc.	1,539	215,660
Booking Holdings, Inc.*	110	175,158
Total Communications		4,390,987
Financial - 7.6%
Mastercard, Inc. — Class A	2,030	600,271
Visa, Inc. — Class A	2,523	487,368
CBRE Group, Inc. — Class A*	9,604	434,293
Equinix, Inc. REIT	585	410,845
Synchrony Financial	16,817	372,665
SBA Communications Corp. REIT	1,217	362,569
Cboe Global Markets, Inc.	3,487	325,267
American Tower Corp. — Class A REIT	1,090	281,809
Western Union Co.	8,270	178,797
Total Financial		3,453,884

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Basic Materials - 3.9%
FMC Corp.	5,550	$552,891
Sherwin-Williams Co.	710	410,274
Dow, Inc.	9,780	398,633
Air Products & Chemicals, Inc.	1,046	252,567
Celanese Corp. — Class A	2,030	175,270
Total Basic Materials		1,789,635
Energy - 1.3%
ConocoPhillips	7,273	305,611
Hess Corp.	4,970	257,496
Total Energy		563,107
Utilities - 0.8%
NRG Energy, Inc.	11,556	376,263
Total Common Stocks
(Cost $37,635,335)		45,301,293

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$151,955	151,955
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	62,931	62,931
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	59,156	59,156
Total Repurchase Agreements
(Cost $274,042)		274,042
Total Investments - 100.3%
(Cost $37,909,377)		$45,575,335
Other Assets & Liabilities, net - (0.3)%		(126,800)
Total Net Assets - 100.0%		$45,448,535

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$45,301,293	$—	$—	$45,301,293
Repurchase Agreements	—	274,042	—	274,042
Total Assets	$45,301,293	$274,042	$—	$45,575,335

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 34.0%
Berkshire Hathaway, Inc. — Class B*	1,390	$248,129
MetLife, Inc.	4,175	152,471
Prudential Financial, Inc.	2,373	144,516
Lincoln National Corp.	3,482	128,103
Unum Group	7,493	124,309
Loews Corp.	3,140	107,671
American International Group, Inc.	3,412	106,386
Principal Financial Group, Inc.	2,479	102,978
Goldman Sachs Group, Inc.	490	96,834
Morgan Stanley	1,943	93,847
Invesco Ltd.	8,520	91,675
Citizens Financial Group, Inc.	3,353	84,630
Capital One Financial Corp.	1,235	77,299
Citigroup, Inc.	1,496	76,446
Allstate Corp.	781	75,749
People's United Financial, Inc.	6,228	72,058
Travelers Companies, Inc.	621	70,825
Assurant, Inc.	674	69,617
Everest Re Group Ltd.	303	62,479
Regions Financial Corp.	5,461	60,726
Chubb Ltd.	450	56,979
Bank of New York Mellon Corp.	1,453	56,158
Fifth Third Bancorp	2,848	54,909
State Street Corp.	862	54,780
Hartford Financial Services Group, Inc.	1,386	53,430
Franklin Resources, Inc.	2,420	50,747
Zions Bancorp North America	1,438	48,892
Bank of America Corp.	1,968	46,740
Aflac, Inc.	1,265	45,578
KeyCorp	3,392	41,314
Raymond James Financial, Inc.	506	34,828
Globe Life, Inc.	450	33,403
Truist Financial Corp.	884	33,194
Huntington Bancshares, Inc.	3,419	30,891
Comerica, Inc.	806	30,709
Wells Fargo & Co.	1,157	29,619
M&T Bank Corp.	277	28,800
Host Hotels & Resorts, Inc. REIT	2,566	27,687
Total Financial		2,805,406
Consumer, Non-cyclical - 20.7%
Kroger Co.	6,228	210,818
Archer-Daniels-Midland Co.	4,240	169,176
Centene Corp.*	2,560	162,688
AmerisourceBergen Corp. — Class A	1,525	153,674
CVS Health Corp.	2,189	142,219
Corteva, Inc.	5,213	139,656
McKesson Corp.	878	134,703
Mylan N.V.*	7,964	128,061
Cigna Corp.	630	118,220
Molson Coors Beverage Co. — Class B	2,812	96,620
Perrigo Company plc	1,460	80,694
Anthem, Inc.	230	60,486
Kraft Heinz Co.	1,848	58,933
JM Smucker Co.	556	58,830
Total Consumer, Non-cyclical		1,714,778
Consumer, Cyclical - 17.0%
Ford Motor Co.	27,614	167,893
General Motors Co.	6,300	159,390
Gap, Inc.	10,279	129,721
Lennar Corp. — Class A	1,957	120,590
Whirlpool Corp.	759	98,313
Walgreens Boots Alliance, Inc.	2,309	97,879
Kohl's Corp.	4,008	83,246
Mohawk Industries, Inc.*	720	73,267
Best Buy Company, Inc.	771	67,285
L Brands, Inc.	4,493	67,260
American Airlines Group, Inc.[1]	4,812	62,893
PVH Corp.	1,287	61,841
BorgWarner, Inc.	1,709	60,328
United Airlines Holdings, Inc.*	1,188	41,117
Carnival Corp.[1]	2,006	32,939
Alaska Air Group, Inc.	900	32,634
Delta Air Lines, Inc.	1,147	32,173
Norwegian Cruise Line Holdings Ltd.*,1	808	13,275
Total Consumer, Cyclical		1,402,044
Energy - 12.2%
Baker Hughes Co.	9,791	150,683
Marathon Petroleum Corp.	4,017	150,155
Valero Energy Corp.	1,627	95,700
Concho Resources, Inc.	1,758	90,537
HollyFrontier Corp.	3,053	89,148
Marathon Oil Corp.	12,280	75,154
Diamondback Energy, Inc.	1,366	57,126
Chevron Corp.	581	51,843
Devon Energy Corp.	4,500	51,030
Exxon Mobil Corp.	1,026	45,883
Halliburton Co.	3,264	42,367
Kinder Morgan, Inc.	2,523	38,274
TechnipFMC plc	5,018	34,323
Occidental Petroleum Corp.	1,791	32,775
Total Energy		1,004,998
Basic Materials - 6.0%
DuPont de Nemours, Inc.	2,332	123,899
Mosaic Co.	9,345	116,906
Newmont Corp.	1,310	80,879
Nucor Corp.	1,741	72,095
Eastman Chemical Co.	801	55,782
International Paper Co.	1,304	45,914
Total Basic Materials		495,475
Industrial - 3.1%
Westrock Co.	4,840	136,778
FedEx Corp.	448	62,818
Textron, Inc.	1,749	57,560
Total Industrial		257,156
Communications - 3.0%
News Corp. — Class A	8,267	98,047
DISH Network Corp. — Class A*	1,956	67,501
AT&T, Inc.	1,627	49,184
News Corp. — Class B	2,588	30,927
Total Communications		245,659
Technology - 2.1%
Hewlett Packard Enterprise Co.	7,667	74,600
DXC Technology Co.	3,338	55,077
HP, Inc.	2,582	45,004
Total Technology		174,681

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Utilities - 1.8%
Exelon Corp.	1,784	$64,742
Duke Energy Corp.	544	43,460
CenterPoint Energy, Inc.	2,305	43,034
Total Utilities		151,236
Total Common Stocks
(Cost $7,219,911)		8,251,433

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$16,538	16,538
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	6,849	6,849
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	6,438	6,438
Total Repurchase Agreements
(Cost $29,825)		29,825

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	85,870	85,870
Total Securities Lending Collateral
(Cost $85,870)		85,870
Total Investments - 101.3%
(Cost $7,335,606)		$8,367,128
Other Assets & Liabilities, net - (1.3)%		(109,078)
Total Net Assets - 100.0%		$8,258,050

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,251,433	$—	$—	$8,251,433
Repurchase Agreements	—	29,825	—	29,825
Securities Lending Collateral	85,870	—	—	85,870
Total Assets	$8,337,303	$29,825	$—	$8,367,128

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 25.4%
Paylocity Holding Corp.*	7,730	$1,127,730
Repligen Corp.*	7,870	972,811
Penumbra, Inc.*	4,020	718,856
Quidel Corp.*	3,210	718,205
Exelixis, Inc.*	26,940	639,556
Boston Beer Company, Inc. — Class A*	1,190	638,613
FTI Consulting, Inc.*	4,690	537,239
Arrowhead Pharmaceuticals, Inc.*	12,250	529,077
Masimo Corp.*	2,229	508,190
Ligand Pharmaceuticals, Inc. — Class B*,1	4,440	496,614
Bio-Techne Corp.	1,770	467,404
Syneos Health, Inc.*	7,410	431,633
WEX, Inc.*	2,570	424,076
PRA Health Sciences, Inc.*	3,591	349,368
LHC Group, Inc.*	2,000	348,640
Charles River Laboratories International, Inc.*	1,980	345,213
Amedisys, Inc.*	1,720	341,489
Catalent, Inc.*	4,100	300,530
Chemed Corp.	661	298,157
ICU Medical, Inc.*	1,140	210,113
Sanderson Farms, Inc.	1,640	190,060
Brink's Co.	2,470	112,410
Total Consumer, Non-cyclical		10,705,984
Industrial - 25.3%
Axon Enterprise, Inc.*	10,390	1,019,571
Generac Holdings, Inc.*	7,690	937,642
Trex Company, Inc.*	5,930	771,315
TopBuild Corp.*	6,460	734,954
Mercury Systems, Inc.*	9,230	726,032
Universal Display Corp.	4,200	628,404
Jabil, Inc.	18,250	585,460
MasTec, Inc.*	12,530	562,221
Knight-Swift Transportation Holdings, Inc.	12,990	541,813
Carlisle Companies, Inc.	3,560	426,025
Timken Co.	8,610	391,669
Tetra Tech, Inc.	4,820	381,358
KBR, Inc.	16,600	374,330
Cognex Corp.	5,780	345,182
Hubbell, Inc.	2,520	315,907
Coherent, Inc.*	2,380	311,732
Hexcel Corp.*	6,650	300,713
Nordson Corp.	1,560	295,947
Woodward, Inc.	3,740	290,037
Gentex Corp.	8,370	215,695
Lincoln Electric Holdings, Inc.	2,370	199,649
Clean Harbors, Inc.*	3,070	184,139
Eagle Materials, Inc.	2,290	160,804
Total Industrial		10,700,599
Consumer, Cyclical - 16.8%
RH*	4,200	1,045,380
Caesars Entertainment Corp.*	47,520	576,418
Scotts Miracle-Gro Co. — Class A	4,010	539,225
Five Below, Inc.*	4,430	473,611
Casey's General Stores, Inc.	3,130	467,998
Eldorado Resorts, Inc.*,1	10,034	401,962
Skechers USA, Inc. — Class A*	12,610	395,702
Dunkin' Brands Group, Inc.	5,950	388,118
Marriott Vacations Worldwide Corp.	4,631	380,715
Pool Corp.	1,337	363,490
Deckers Outdoor Corp.*	1,620	318,152
Churchill Downs, Inc.	2,281	303,715
Scientific Games Corp. — Class A*	19,105	295,363
Polaris, Inc.	2,540	235,077
Boyd Gaming Corp.	11,080	231,572
Tempur Sealy International, Inc.*	2,700	194,265
Wyndham Hotels & Resorts, Inc.	4,368	186,164
Toro Co.	2,740	181,771
Herman Miller, Inc.	5,750	135,758
Total Consumer, Cyclical		7,114,456
Technology - 13.4%
Teradyne, Inc.	9,770	825,663
MKS Instruments, Inc.	5,910	669,248
Cabot Microelectronics Corp.	4,430	618,162
Fair Isaac Corp.*	1,441	602,396
Lumentum Holdings, Inc.*	6,850	557,796
Monolithic Power Systems, Inc.	2,310	547,470
CACI International, Inc. — Class A*	1,670	362,190
Manhattan Associates, Inc.*	3,640	342,888
J2 Global, Inc.*	5,231	330,651
Perspecta, Inc.	13,650	317,089
Qualys, Inc.*	3,010	313,100
ACI Worldwide, Inc.*	5,736	154,815
Total Technology		5,641,468
Financial - 8.3%
Essent Group Ltd.	24,810	899,859
RenaissanceRe Holdings Ltd.	3,980	680,699
LendingTree, Inc.*,1	2,330	674,605
Cousins Properties, Inc. REIT	13,720	409,267
Brown & Brown, Inc.	8,470	345,237
Primerica, Inc.	2,571	299,779
EastGroup Properties, Inc. REIT	1,510	179,101
Total Financial		3,488,547
Energy - 5.5%
SolarEdge Technologies, Inc.*	9,580	1,329,512
Murphy USA, Inc.*	5,370	604,608
WPX Energy, Inc.*	61,280	390,967
Total Energy		2,325,087
Communications - 2.9%
Etsy, Inc.*	6,310	670,311
Cable One, Inc.	320	567,952
Total Communications		1,238,263
Basic Materials - 1.8%
Reliance Steel & Aluminum Co.	4,590	435,729
Royal Gold, Inc.	2,450	304,584
Total Basic Materials		740,313
Total Common Stocks
(Cost $32,965,215)		41,954,717

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$164,837	$164,837
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	68,267	68,267
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	64,171	64,171
Total Repurchase Agreements
(Cost $297,275)		297,275

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	1,114,885	1,114,885
Total Securities Lending Collateral
(Cost $1,114,885)		1,114,885
Total Investments - 102.7%
(Cost $34,377,375)		$43,366,877
Other Assets & Liabilities, net - (2.7)%		(1,149,919)
Total Net Assets - 100.0%		$42,216,958

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$41,954,717	$—	$—	$41,954,717
Repurchase Agreements	—	297,275	—	297,275
Securities Lending Collateral	1,114,885	—	—	1,114,885
Total Assets	$43,069,602	$297,275	$—	$43,366,877

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Cyclical - 28.9%
Thor Industries, Inc.	616	$65,623
Delphi Technologies plc*	4,211	59,838
BJ's Wholesale Club Holdings, Inc.*	1,602	59,706
Goodyear Tire & Rubber Co.	6,632	59,323
Dana, Inc.	4,365	53,210
AutoNation, Inc.*	1,415	53,176
Penn National Gaming, Inc.*	1,740	53,140
Lear Corp.	435	47,424
TRI Pointe Group, Inc.*	3,113	45,730
Taylor Morrison Home Corp. — Class A*	2,325	44,849
World Fuel Services Corp.	1,644	42,349
Adient plc*	2,226	36,551
Dick's Sporting Goods, Inc.	714	29,460
Univar, Inc.*	1,654	27,886
Foot Locker, Inc.	950	27,702
Nordstrom, Inc.[1]	1,744	27,015
JetBlue Airways Corp.*	2,308	25,157
American Eagle Outfitters, Inc.	1,917	20,895
KAR Auction Services, Inc.	1,425	19,608
Urban Outfitters, Inc.*	1,115	16,970
Total Consumer, Cyclical		815,612
Financial - 25.4%
Brighthouse Financial, Inc.*	2,139	59,507
Genworth Financial, Inc. — Class A*	24,845	57,392
CNO Financial Group, Inc.	3,487	54,292
Legg Mason, Inc.	930	46,267
Jefferies Financial Group, Inc.	2,312	35,952
Kemper Corp.	413	29,951
Janus Henderson Group plc	1,275	26,979
GEO Group, Inc. REIT	2,273	26,889
Mercury General Corp.	648	26,406
Reinsurance Group of America, Inc. — Class A	334	26,199
Old Republic International Corp.	1,542	25,150
Umpqua Holdings Corp.	2,345	24,951
Bank OZK	1,009	23,681
FNB Corp.	3,111	23,332
Associated Banc-Corp.	1,572	21,505
CoreCivic, Inc. REIT	2,111	19,759
PacWest Bancorp	900	17,739
Sterling Bancorp	1,466	17,181
Navient Corp.	2,381	16,738
Park Hotels & Resorts, Inc. REIT	1,549	15,320
Alliance Data Systems Corp.	338	15,251
Wintrust Financial Corp.	337	14,700
First Horizon National Corp.	1,445	14,392
Pinnacle Financial Partners, Inc.	331	13,899
Hancock Whitney Corp.	648	13,738
Valley National Bancorp	1,683	13,161
Pebblebrook Hotel Trust REIT	933	12,745
TCF Financial Corp.	410	12,062
Texas Capital Bancshares, Inc.*	373	11,515
Total Financial		716,653
Industrial - 17.0%
SYNNEX Corp.	534	63,957
Ryder System, Inc.	1,573	59,003
Avnet, Inc.	2,042	56,941
Arrow Electronics, Inc.*	802	55,090
AECOM*	1,077	40,473
II-VI, Inc.*	656	30,976
Greif, Inc. — Class A	873	30,040
Dycom Industries, Inc.*	712	29,114
Trinity Industries, Inc.	1,327	28,252
Terex Corp.	1,356	25,452
Regal Beloit Corp.	279	24,362
XPO Logistics, Inc.*	258	19,931
Worthington Industries, Inc.	433	16,151
Total Industrial		479,742
Consumer, Non-cyclical - 10.7%
Patterson Companies, Inc.	3,332	73,304
ManpowerGroup, Inc.	672	46,200
Avis Budget Group, Inc.*,1	1,485	33,992
Sprouts Farmers Market, Inc.*	1,245	31,859
Molina Healthcare, Inc.*	156	27,765
TreeHouse Foods, Inc.*	620	27,156
Graham Holdings Co. — Class B	51	17,476
Adtalem Global Education, Inc.*	556	17,319
Acadia Healthcare Company, Inc.*	616	15,474
Tenet Healthcare Corp.*	616	11,156
Total Consumer, Non-cyclical		301,701
Basic Materials - 8.3%
United States Steel Corp.[1]	7,972	57,558
Commercial Metals Co.	2,234	45,573
Domtar Corp.	2,014	42,516
Olin Corp.	3,552	40,813
Chemours Co.	1,786	27,415
Minerals Technologies, Inc.	470	22,057
Total Basic Materials		235,932
Energy - 6.6%
CNX Resources Corp.*	9,444	81,691
Equities Corp.	4,619	54,966
Antero Midstream Corp.	4,778	24,367
PBF Energy, Inc. — Class A	2,363	24,197
Total Energy		185,221
Communications - 2.2%
Telephone & Data Systems, Inc.	3,142	62,463
Technology - 0.8%
NetScout Systems, Inc.*	894	22,851
Total Common Stocks
(Cost $2,233,662)		2,820,175

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$9,604	9,604
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	3,977	3,977
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	3,739	3,739
Total Repurchase Agreements
(Cost $17,320)		17,320

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	88,090	88,090
Total Securities Lending Collateral
(Cost $88,090)		88,090
Total Investments - 103.6%
(Cost $2,339,072)		$2,925,585
Other Assets & Liabilities, net - (3.6)%		(102,784)
Total Net Assets - 100.0%		$2,822,801

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,820,175	$—	$—	$2,820,175
Repurchase Agreements	—	17,320	—	17,320
Securities Lending Collateral	88,090	—	—	88,090
Total Assets	$2,908,265	$17,320	$—	$2,925,585

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Industrial - 20.5%
Patrick Industries, Inc.	3,234	$198,083
Saia, Inc.*	1,502	166,993
Federal Signal Corp.	5,445	161,880
UFP Industries, Inc.	2,983	147,688
Griffon Corp.	7,770	143,901
Alarm.com Holdings, Inc.*	2,047	132,666
Ichor Holdings Ltd.*	4,968	132,049
Simpson Manufacturing Company, Inc.	1,517	127,974
American Woodmark Corp.*	1,616	122,250
Advanced Energy Industries, Inc.*	1,713	116,124
OSI Systems, Inc.*	1,404	104,795
Vicor Corp.*	1,301	93,607
ESCO Technologies, Inc.	1,069	90,363
Exponent, Inc.	1,057	85,543
Fabrinet*	1,289	80,459
Franklin Electric Company, Inc.	1,519	79,778
John Bean Technologies Corp.	927	79,740
Plexus Corp.*	1,104	77,898
Alamo Group, Inc.	756	77,596
Itron, Inc.*	1,155	76,519
Aerojet Rocketdyne Holdings, Inc.*	1,848	73,255
AAON, Inc.	1,256	68,188
Tennant Co.	993	64,555
Triumph Group, Inc.	7,161	64,520
SPX FLOW, Inc.*	1,684	63,049
CIRCOR International, Inc.*	2,473	63,012
Watts Water Technologies, Inc. — Class A	741	60,021
Forward Air Corp.	1,187	59,136
SPX Corp.*	1,337	55,018
Albany International Corp. — Class A	910	53,426
Comtech Telecommunications Corp.	2,625	44,336
Total Industrial		2,964,422
Consumer, Cyclical - 18.7%
Winnebago Industries, Inc.	4,092	272,609
LGI Homes, Inc.*	2,918	256,871
Wingstop, Inc.	1,812	251,814
Installed Building Products, Inc.*	2,890	198,774
Lithia Motors, Inc. — Class A	1,106	167,371
Sleep Number Corp.*	3,612	150,403
Fox Factory Holding Corp.*	1,817	150,102
YETI Holdings, Inc.*	3,450	147,419
Callaway Golf Co.	7,520	131,675
LCI Industries	1,122	129,008
MDC Holdings, Inc.	3,448	123,094
Zumiez, Inc.*	3,415	93,503
Shake Shack, Inc. — Class A*	1,601	84,821
UniFirst Corp.	430	76,949
Cavco Industries, Inc.*	396	76,369
St. Joe Co.*	3,496	67,892
Universal Electronics, Inc.*	1,385	64,846
Boot Barn Holdings, Inc.*	2,726	58,772
Crocs, Inc.*	1,517	55,856
Steven Madden Ltd.	2,231	55,083
Allegiant Travel Co. — Class A	484	52,858
Chuy's Holdings, Inc.*	3,071	45,696
Total Consumer, Cyclical		2,711,785
Consumer, Non-cyclical - 17.1%
Rent-A-Center, Inc.	7,554	210,152
Zynex, Inc.*,1	8,330	207,167
Medpace Holdings, Inc.*	2,110	196,272
NeoGenomics, Inc.*	5,049	156,418
Innoviva, Inc.*	10,691	149,460
Corcept Therapeutics, Inc.*	8,281	139,286
Eagle Pharmaceuticals, Inc.*	2,392	114,768
Coca-Cola Consolidated, Inc.	448	102,677
Cardiovascular Systems, Inc.*	3,055	96,385
Hanger, Inc.*	5,541	91,759
Pennant Group, Inc.*	3,841	86,807
RadNet, Inc.*	5,316	84,365
Addus HomeCare Corp.*	874	80,897
Glaukos Corp.*	1,895	72,806
ANI Pharmaceuticals, Inc.*	2,213	71,569
Medifast, Inc.[1]	501	69,524
CONMED Corp.	897	64,575
Enanta Pharmaceuticals, Inc.*	1,189	59,700
Anika Therapeutics, Inc.*	1,455	54,897
EVERTEC, Inc.	1,897	53,306
LeMaitre Vascular, Inc.	1,998	52,747
Inter Parfums, Inc.	970	46,706
John B Sanfilippo & Son, Inc.	534	45,566
REGENXBIO, Inc.*	1,224	45,080
CorVel Corp.*	597	42,321
Cutera, Inc.*	3,363	40,928
RR Donnelley & Sons Co.	30,765	36,611
Total Consumer, Non-cyclical		2,472,749
Financial - 16.3%
Kinsale Capital Group, Inc.	2,177	337,892
Safehold, Inc. REIT	5,033	289,347
Innovative Industrial Properties, Inc. REIT[1]	3,002	264,236
Virtus Investment Partners, Inc.	1,435	166,876
eHealth, Inc.*	1,501	147,458
Palomar Holdings, Inc.*	1,510	129,498
Essential Properties Realty Trust, Inc. REIT	8,285	122,949
PennyMac Mortgage Investment Trust REIT	6,944	121,728
Walker & Dunlop, Inc.	2,279	115,796
Community Healthcare Trust, Inc. REIT	2,754	112,639
NMI Holdings, Inc. — Class A*	6,714	107,961
Meta Financial Group, Inc.	5,210	94,666
Enova International, Inc.*	5,545	82,454
Preferred Bank/Los Angeles CA	1,597	68,431
Universal Health Realty Income Trust REIT	675	53,656
ServisFirst Bancshares, Inc.	1,451	51,888
Granite Point Mortgage Trust, Inc. REIT	6,926	49,729
Agree Realty Corp. REIT	711	46,720
Total Financial		2,363,924
Technology - 14.8%
Brooks Automation, Inc.	4,704	208,105
Simulations Plus, Inc.	3,410	203,986

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Technology - 14.8% (continued)
Ultra Clean Holdings, Inc.*	8,759	$198,216
FormFactor, Inc.*	5,560	163,075
SPS Commerce, Inc.*	1,977	148,512
TTEC Holdings, Inc.	3,017	140,472
Diodes, Inc.*	2,146	108,802
Glu Mobile, Inc.*	11,302	104,770
Xperi Holding Corp.	6,778	100,043
LivePerson, Inc.*	2,080	86,174
Power Integrations, Inc.	723	85,408
ManTech International Corp. — Class A	1,155	79,106
CSG Systems International, Inc.	1,896	78,475
ExlService Holdings, Inc.*	1,090	69,106
Virtusa Corp.*	2,128	69,096
Diebold Nixdorf, Inc.*	11,399	69,078
Agilysys, Inc.*	3,582	64,261
3D Systems Corp.*	8,527	59,604
Digi International, Inc.*	4,950	57,668
Progress Software Corp.	1,118	43,323
Total Technology		2,137,280
Communications - 5.1%
TechTarget, Inc.*	4,898	147,087
Viavi Solutions, Inc.*	8,033	102,340
Perficient, Inc.*	2,426	86,802
NIC, Inc.	3,517	80,751
Cogent Communications Holdings, Inc.	1,042	80,609
Extreme Networks, Inc.*	13,627	59,141
Harmonic, Inc.*	10,029	47,638
QuinStreet, Inc.*	4,455	46,599
8x8, Inc.*	2,755	44,080
Shutterstock, Inc.	1,107	38,712
Total Communications		733,759
Energy - 4.9%
Matador Resources Co.*	15,690	133,365
DMC Global, Inc.	3,944	108,855
Talos Energy, Inc.*	11,497	105,772
Par Pacific Holdings, Inc.*	10,575	95,069
Ring Energy, Inc.*,1	76,668	88,935
Penn Virginia Corp.*	6,699	63,842
Helix Energy Solutions Group, Inc.*	16,694	57,928
Geospace Technologies Corp.*	7,660	57,603
Total Energy		711,369
Basic Materials - 2.1%
Innospec, Inc.	1,534	118,501
Koppers Holdings, Inc.*	3,990	75,172
Schweitzer-Mauduit International, Inc.	2,061	68,858
Rogers Corp.*	384	47,846
Total Basic Materials		310,377
Total Common Stocks
(Cost $13,337,867)		14,405,665

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$57,245	57,245
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	23,708	23,708
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	22,286	22,286
Total Repurchase Agreements
(Cost $103,239)		103,239

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	395,582	395,582
Total Securities Lending Collateral
(Cost $395,582)		395,582
Total Investments - 102.9%
(Cost $13,836,688)		$14,904,486
Other Assets & Liabilities, net - (2.9)%		(425,285)
Total Net Assets - 100.0%		$14,479,201

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,405,665	$—	$—	$14,405,665
Repurchase Agreements	—	103,239	—	103,239
Securities Lending Collateral	395,582	—	—	395,582
Total Assets	$14,801,247	$103,239	$—	$14,904,486

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Cyclical - 31.8%
MarineMax, Inc.*	4,173	$93,445
Big Lots, Inc.	2,082	87,444
Resideo Technologies, Inc.*	6,746	79,063
Office Depot, Inc.*	32,620	76,657
Macy's, Inc.[1]	10,316	70,974
Veritiv Corp.*	3,037	51,508
Sonic Automotive, Inc. — Class A	1,482	47,291
Fossil Group, Inc.*	9,828	45,700
ScanSource, Inc.*	1,717	41,363
Abercrombie & Fitch Co. — Class A	3,713	39,506
Cooper-Standard Holdings, Inc.*	2,863	37,935
Core-Mark Holding Company, Inc.	1,517	37,857
Bed Bath & Beyond, Inc.[1]	3,362	35,637
Conn's, Inc.*,1	3,468	34,992
Vista Outdoor, Inc.*	2,382	34,420
Group 1 Automotive, Inc.	461	30,412
American Axle & Manufacturing Holdings, Inc.*	3,886	29,534
Genesco, Inc.*	1,318	28,548
Cooper Tire & Rubber Co.	1,004	27,720
Lumber Liquidators Holdings, Inc.*,1	1,843	25,544
Michaels Companies, Inc.*,1	3,591	25,388
Wabash National Corp.	2,371	25,180
Titan International, Inc.	16,150	23,579
Movado Group, Inc.	2,101	22,775
Red Robin Gourmet Burgers, Inc.*,1	2,118	21,604
Signet Jewelers Ltd.	2,095	21,516
Barnes & Noble Education, Inc.*	13,090	20,944
Haverty Furniture Companies, Inc.	1,251	20,016
Express, Inc.*	12,241	18,851
Shoe Carnival, Inc.[1]	630	18,440
Chico's FAS, Inc.	13,352	18,426
Daktronics, Inc.	4,062	17,670
Caleres, Inc.	2,069	17,255
G-III Apparel Group Ltd.*	1,298	17,250
GameStop Corp. — Class A*,1	3,920	17,013
Ethan Allen Interiors, Inc.	1,303	15,414
Tupperware Brands Corp.	3,216	15,276
Designer Brands, Inc. — Class A	2,228	15,084
Hawaiian Holdings, Inc.	1,066	14,967
Garrett Motion, Inc.*	2,432	13,473
Cato Corp. — Class A	1,462	11,959
Unifi, Inc.*	922	11,875
Capri Holdings Ltd.*	643	10,050
Vera Bradley, Inc.*	1,291	5,732
Total Consumer, Cyclical		1,375,287
Industrial - 16.2%
Atlas Air Worldwide Holdings, Inc.*	2,985	128,445
ArcBest Corp.	2,404	63,730
Greenbrier Companies, Inc.	2,693	61,266
Echo Global Logistics, Inc.*	2,549	55,109
Olympic Steel, Inc.	4,196	49,303
Sanmina Corp.*	1,592	39,864
Lydall, Inc.*	2,830	38,374
Boise Cascade Co.	848	31,893
Granite Construction, Inc.	1,625	31,102
TimkenSteel Corp.*	7,791	30,307
TTM Technologies, Inc.*	2,417	28,666
Hub Group, Inc. — Class A*	547	26,179
Bel Fuse, Inc. — Class B	2,018	21,653
Arcosa, Inc.	465	19,623
Trinseo S.A.	699	15,490
Applied Optoelectronics, Inc.*	1,397	15,185
Bristow Group, Inc.*	1,040	14,487
US Concrete, Inc.*	478	11,855
Aegion Corp. — Class A*	710	11,268
DXP Enterprises, Inc.*	426	8,482
Total Industrial		702,281
Consumer, Non-cyclical - 15.5%
SpartanNash Co.	5,154	109,522
Kelly Services, Inc. — Class A	3,648	57,693
United Natural Foods, Inc.*	3,066	55,832
Seneca Foods Corp. — Class A*	1,539	52,034
Andersons, Inc.	3,214	44,225
Magellan Health, Inc.*	587	42,839
Fresh Del Monte Produce, Inc.	1,713	42,174
B&G Foods, Inc.[1]	1,459	35,570
Invacare Corp.	5,248	33,430
Green Dot Corp. — Class A*	634	31,117
ABM Industries, Inc.	795	28,858
Universal Corp.	630	26,781
Lannett Company, Inc.*	3,578	25,977
TrueBlue, Inc.*	1,693	25,852
Central Garden & Pet Co. — Class A*	653	22,065
Owens & Minor, Inc.	2,281	17,381
Team, Inc.*	2,147	11,959
Central Garden & Pet Co.*	159	5,722
Total Consumer, Non-cyclical		669,031
Energy - 15.3%
Southwestern Energy Co.*,1	39,574	101,309
Renewable Energy Group, Inc.*	2,607	64,601
Green Plains, Inc.*	4,543	46,407
Exterran Corp.*	8,498	45,804
NOW, Inc.*	5,287	45,627
Gulfport Energy Corp.*	29,791	32,472
CONSOL Energy, Inc.*	5,954	30,187
Range Resources Corp.	5,313	29,912
ProPetro Holding Corp.*	5,634	28,959
Bonanza Creek Energy, Inc.*	1,891	28,025
SM Energy Co.	5,315	19,931
Oasis Petroleum, Inc.*	25,571	19,178
RPC, Inc.*	5,947	18,317
Denbury Resources, Inc.*	65,967	18,214
Helmerich & Payne, Inc.	846	16,506
Matrix Service Co.*	1,605	15,601
SunCoke Energy, Inc.	5,255	15,555
Patterson-UTI Energy, Inc.	4,330	15,025
Warrior Met Coal, Inc.	927	14,266
US Silica Holdings, Inc.	3,857	13,924
Laredo Petroleum, Inc.*	984	13,638
Oceaneering International, Inc.*	1,210	7,732
Oil States International, Inc.*	1,614	7,666
Nabors Industries Ltd.	179	6,627

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Energy - 15.3% (continued)
Valaris plc*	8,661	$5,646
Total Energy		661,129
Financial - 10.2%
International. FCStone, Inc.*	1,360	74,800
EZCORP, Inc. — Class A*	10,913	68,761
Realogy Holdings Corp.	5,952	44,104
iStar, Inc. REIT	2,350	28,952
Diversified Healthcare Trust REIT	5,988	26,497
American Equity Investment Life Holding Co.	993	24,537
Stewart Information Services Corp.	682	22,172
Encore Capital Group, Inc.*	571	19,517
Horace Mann Educators Corp.	345	12,672
United Insurance Holdings Corp.	1,522	11,902
Third Point Reinsurance Ltd.*	1,580	11,866
Cadence BanCorp	1,328	11,766
Hersha Hospitality Trust REIT	1,981	11,410
Hope Bancorp, Inc.	1,221	11,258
Customers Bancorp, Inc.*	824	9,904
Cedar Realty Trust, Inc. REIT	9,901	9,802
Simmons First National Corp. — Class A	564	9,650
Pacific Premier Bancorp, Inc.	431	9,344
United Fire Group, Inc.	331	9,172
Ready Capital Corp. REIT	1,017	8,838
Berkshire Hills Bancorp, Inc.	475	5,235
Total Financial		442,159
Communications - 4.6%
Consolidated Communications Holdings, Inc.*	16,995	115,056
Meredith Corp.	1,337	19,453
NETGEAR, Inc.*	747	19,340
Scholastic Corp.	556	16,647
Gannett Company, Inc.	11,683	16,123
Spok Holdings, Inc.	1,524	14,249
Total Communications		200,868
Basic Materials - 4.1%
Kraton Corp.*	2,419	41,800
Rayonier Advanced Materials, Inc.*	14,766	41,493
Century Aluminum Co.*	5,158	36,777
Clearwater Paper Corp.*	950	34,323
AdvanSix, Inc.*	1,960	23,010
Total Basic Materials		177,403
Technology - 1.8%
Donnelley Financial Solutions, Inc.*	4,086	34,322
Unisys Corp.*	1,660	18,111
Pitney Bowes, Inc.	5,179	13,466
Photronics, Inc.*	1,025	11,408
Total Technology		77,307
Total Common Stocks
(Cost $3,052,603)		4,305,465

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$22,638	22,638
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	9,375	9,375
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	8,813	8,813
Total Repurchase Agreements
(Cost $40,826)		40,826

	Shares
SECURITIES LENDING COLLATERAL†,3 - 6.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	268,169	268,169
Total Securities Lending Collateral
(Cost $268,169)		268,169
Total Investments - 106.6%
(Cost $3,361,598)		$4,614,460
Other Assets & Liabilities, net - (6.6)%		(285,644)
Total Net Assets - 100.0%		$4,328,816

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,305,465	$—	$—	$4,305,465
Repurchase Agreements	—	40,826	—	40,826
Securities Lending Collateral	268,169	—	—	268,169
Total Assets	$4,573,634	$40,826	$—	$4,614,460

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
MUTUAL FUNDS† - 36.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	83,266	$826,000
Guggenheim Strategy Fund II1	33,326	824,162
Total Mutual Funds
(Cost $1,654,603)		1,650,162

	Face Amount
FEDERAL AGENCY NOTES†† - 26.1%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$500,000	500,513
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	180,000	180,447
Fannie Mae
0.30% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[2]	500,000	500,449
Total Federal Agency Notes
(Cost $1,180,000)		1,181,409

U.S. TREASURY BILLS†† - 2.9%
U.S. Treasury Bills
0.15% due 07/23/20[3,4]	130,000	129,990
Total U.S. Treasury Bills
(Cost $129,988)		129,990

REPURCHASE AGREEMENTS††,5 - 30.2%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[6]	757,114	757,114
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[6]	313,555	313,555
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[6]	294,742	294,742
Total Repurchase Agreements
(Cost $1,365,411)		1,365,411
Total Investments - 95.7%
(Cost $4,330,002)		$4,326,972
Other Assets & Liabilities, net - 4.3%		193,326
Total Net Assets - 100.0%		$4,520,298

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	73	Sep 2020	$7,107,645	$42,280

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	09/18/20	19,492	$1,897,357	$19,941

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2020.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,650,162	$—	$—	$1,650,162
Federal Agency Notes	—	1,181,409	—	1,181,409
U.S. Treasury Bills	—	129,990	—	129,990
Repurchase Agreements	—	1,365,411	—	1,365,411
Currency Futures Contracts**	42,280	—	—	42,280
Currency Index Swap Agreements**	—	19,941	—	19,941
Total Assets	$1,692,442	$2,696,751	$—	$4,389,193

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,251,036	$–	$(460,000)	$(4,089)	$37,215	$824,162	33,326	$5,138
Guggenheim Ultra Short Duration Fund — Institutional Class	1,267,630	–	(460,000)	(5,628)	23,998	826,000	83,266	3,948
	$2,518,666	$–	$(920,000)	$(9,717)	$61,213	$1,650,162		$9,086

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Software - 31.7%
Microsoft Corp.	12,545	$2,553,033
Adobe, Inc.*	2,159	939,834
Oracle Corp.	15,239	842,260
salesforce.com, Inc.*	4,373	819,194
Intuit, Inc.	1,936	573,424
Fidelity National Information Services, Inc.	4,247	569,480
ServiceNow, Inc.*	1,393	564,249
Zoom Video Communications, Inc. — Class A*,1	2,174	551,196
VMware, Inc. — Class A*	3,445	533,493
Fiserv, Inc.*	5,125	500,302
Activision Blizzard, Inc.	6,445	489,175
Autodesk, Inc.*	1,946	465,464
Workday, Inc. — Class A*	2,232	418,188
Electronic Arts, Inc.*	3,018	398,527
DocuSign, Inc.*	2,159	371,801
Splunk, Inc.*	1,863	370,178
NetEase, Inc. ADR	835	358,532
Twilio, Inc. — Class A*	1,626	356,777
Synopsys, Inc.*	1,800	351,000
Paychex, Inc.	4,431	335,648
Cadence Design Systems, Inc.*	3,484	334,325
Atlassian Corporation plc — Class A*	1,820	328,091
ANSYS, Inc.*	1,102	321,486
RingCentral, Inc. — Class A*	1,106	315,221
Sea Ltd. ADR*	2,746	294,481
Coupa Software, Inc.*	1,019	282,304
Akamai Technologies, Inc.*	2,586	276,935
Citrix Systems, Inc.	1,854	274,225
Paycom Software, Inc.*	869	269,155
Take-Two Interactive Software, Inc.*	1,805	251,924
Slack Technologies, Inc. — Class A*	8,017	249,249
MongoDB, Inc.*	1,077	243,768
Jack Henry & Associates, Inc.	1,320	242,920
SS&C Technologies Holdings, Inc.	4,174	235,747
Alteryx, Inc. — Class A*	1,257	206,500
PTC, Inc.*	2,460	191,363
Dropbox, Inc. — Class A*	8,551	186,155
Five9, Inc.*	1,577	174,527
Nutanix, Inc. — Class A*	6,018	142,657
Total Software		17,182,788
Semiconductors - 19.6%
Intel Corp.	17,102	1,023,213
NVIDIA Corp.	2,620	995,364
Broadcom, Inc.	2,266	715,172
Texas Instruments, Inc.	5,489	696,938
QUALCOMM, Inc.	7,183	655,161
Advanced Micro Devices, Inc.*	9,497	499,637
Micron Technology, Inc.*	9,575	493,304
Applied Materials, Inc.	7,876	476,104
Lam Research Corp.	1,373	444,111
Analog Devices, Inc.	3,513	430,834
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,663	378,259
NXP Semiconductor N.V.	3,270	372,911
KLA Corp.	1,815	352,981
ASML Holding N.V. — Class G	917	337,484
Microchip Technology, Inc.	3,120	328,567
Xilinx, Inc.	3,270	321,735
Marvell Technology Group Ltd.	8,978	314,769
Skyworks Solutions, Inc.	2,319	296,507
Maxim Integrated Products, Inc.	4,257	258,017
Teradyne, Inc.	2,907	245,671
Qorvo, Inc.*	2,077	229,571
Monolithic Power Systems, Inc.	917	217,329
IPG Photonics Corp.*	1,170	187,656
ON Semiconductor Corp.*	9,318	184,683
Cree, Inc.*	2,751	162,832
Total Semiconductors		10,618,810
Internet - 16.4%
Alphabet, Inc. — Class A*	1,412	2,002,287
Facebook, Inc. — Class A*	7,042	1,599,027
Shopify, Inc. — Class A*	461	437,581
Baidu, Inc. ADR*	3,237	388,084
Snap, Inc. — Class A*	16,393	385,072
Match Group, Inc.*,1	3,382	362,043
IAC/InterActiveCorp*	1,063	343,774
Okta, Inc.*	1,606	321,569
VeriSign, Inc.*	1,524	315,209
Palo Alto Networks, Inc.*	1,315	302,016
Twitter, Inc.*	9,793	291,733
Weibo Corp. ADR*,1	7,925	266,280
CDW Corp.	2,232	259,314
Momo, Inc. ADR	14,705	257,043
Pinterest, Inc. — Class A*	10,094	223,784
Zillow Group, Inc. — Class C*,1	3,839	221,165
NortonLifeLock, Inc.	11,045	219,022
Zendesk, Inc.*	2,383	210,967
F5 Networks, Inc.*	1,354	188,856
Proofpoint, Inc.*	1,499	166,569
TripAdvisor, Inc.	5,402	102,692
Total Internet		8,864,087
Computers - 13.7%
Apple, Inc.	7,124	2,598,835
International Business Machines Corp.	5,431	655,902
Accenture plc — Class A	2,217	476,034
Dell Technologies, Inc. — Class C*	8,032	441,278
Cognizant Technology Solutions Corp. — Class A	6,401	363,705
HP, Inc.	18,602	324,233
Fortinet, Inc.*	2,213	303,779
Check Point Software Technologies Ltd.*	2,776	298,226
Crowdstrike Holdings, Inc. — Class A*	2,916	292,446
Western Digital Corp.	5,426	239,558
Zscaler, Inc.*	2,111	231,154
Leidos Holdings, Inc.	2,436	228,180
Seagate Technology plc	4,684	226,752
Hewlett Packard Enterprise Co.	22,737	221,231
NetApp, Inc.	4,640	205,877
Lumentum Holdings, Inc.*	2,067	168,316

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Computers - 13.7% (continued)
DXC Technology Co.	8,211	$135,481
Total Computers		7,410,987
Commercial Services - 5.1%
PayPal Holdings, Inc.*	5,300	923,419
Automatic Data Processing, Inc.	3,407	507,268
Square, Inc. — Class A*	4,266	447,674
Global Payments, Inc.	2,615	443,557
FleetCor Technologies, Inc.*	1,145	288,002
Euronet Worldwide, Inc.*	1,465	140,376
Total Commercial Services		2,750,296
Diversified Financial Services - 4.7%
Visa, Inc. — Class A	6,416	1,239,379
Mastercard, Inc. — Class A	3,673	1,086,106
Western Union Co.	8,876	191,899
Total Diversified Financial Services		2,517,384
Telecommunications - 3.5%
Cisco Systems, Inc.	19,553	911,952
Motorola Solutions, Inc.	2,213	310,108
Corning, Inc.	10,681	276,638
Arista Networks, Inc.*	1,213	254,766
Juniper Networks, Inc.	7,610	173,964
Total Telecommunications		1,927,428
Electronics - 2.6%
Amphenol Corp. — Class A	3,537	338,880
TE Connectivity Ltd.	3,742	305,160
Keysight Technologies, Inc.*	2,771	279,261
Trimble, Inc.*	4,897	211,502
FLIR Systems, Inc.	3,727	151,204
Tech Data Corp.*	871	126,295
Total Electronics		1,412,302
Energy-Alternate Sources - 1.0%
SolarEdge Technologies, Inc.*	1,902	263,960
Enphase Energy, Inc.*	3,106	147,752
First Solar, Inc.*	2,921	144,590
Total Energy-Alternate Sources		556,302
Advertising - 0.5%
Trade Desk, Inc. — Class A*	689	280,079
Office & Business Equipment - 0.5%
Zebra Technologies Corp. — Class A*	912	233,426
Electrical Components & Equipment - 0.3%
Universal Display Corp.	1,126	168,472
Total Common Stocks
(Cost $30,436,737)		53,922,361

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$185,143	185,143
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	76,676	76,676
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	72,076	72,076
Total Repurchase Agreements
(Cost $333,895)		333,895

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	643,711	643,711
Total Securities Lending Collateral
(Cost $643,711)		643,711
Total Investments - 101.4%
(Cost $31,414,343)		$54,899,967
Other Assets & Liabilities, net - (1.4)%		(734,779)
Total Net Assets - 100.0%		$54,165,188

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$53,922,361	$—	$—	$53,922,361
Repurchase Agreements	—	333,895	—	333,895
Securities Lending Collateral	643,711	—	—	643,711
Total Assets	$54,566,072	$333,895	$—	$54,899,967

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.9%
Telecommunications - 88.3%
Verizon Communications, Inc.	13,243	$730,087
AT&T, Inc.	23,808	719,716
Cisco Systems, Inc.	14,991	699,180
T-Mobile US, Inc.*	5,209	542,517
Motorola Solutions, Inc.	1,903	266,667
Arista Networks, Inc.*	1,040	218,431
Ubiquiti, Inc.	1,055	184,161
CenturyLink, Inc.	18,185	182,395
Ciena Corp.*	2,965	160,584
GCI Liberty, Inc. — Class A*	2,146	152,623
Juniper Networks, Inc.	6,531	149,299
Iridium Communications, Inc.*	3,865	98,326
Viavi Solutions, Inc.*	7,399	94,263
Acacia Communications, Inc.*	1,363	91,580
America Movil SAB de CV — Class L ADR	7,020	89,084
Vonage Holdings Corp.*	8,762	88,146
EchoStar Corp. — Class A*	3,144	87,906
Vodafone Group plc ADR	5,482	87,383
China Mobile Ltd. ADR	2,561	86,152
Shenandoah Telecommunications Co.	1,713	84,434
BCE, Inc.	1,997	83,415
Telephone & Data Systems, Inc.	4,165	82,800
ViaSat, Inc.*	2,153	82,611
InterDigital, Inc.	1,313	74,355
TELUS Corp.	4,424	74,190
Rogers Communications, Inc. — Class B	1,821	73,186
Telefonica Brasil S.A. ADR	8,195	72,608
CommScope Holding Company, Inc.*	7,869	65,549
NETGEAR, Inc.*	1,888	48,880
Plantronics, Inc.	3,076	45,156
Total Telecommunications		5,515,684
Internet - 4.9%
F5 Networks, Inc.*	1,162	162,076
Cogent Communications Holdings, Inc.	1,351	104,513
Boingo Wireless, Inc.*	3,203	42,664
Total Internet		309,253
Computers - 3.6%
Lumentum Holdings, Inc.*	1,774	144,457
NetScout Systems, Inc.*	2,998	76,629
Total Computers		221,086
Media - 1.6%
Liberty Global plc — Class C*	4,635	99,699
Software - 1.5%
Bandwidth, Inc. — Class A*	741	94,107
Total Common Stocks
(Cost $5,840,591)		6,239,829

RIGHTS† - 0.0%
Telecommunications - 0.0%
T-Mobile US, Inc.
Expires 07/27/20*	5,209	875
Total Rights
(Cost $–)		875

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$21,686	21,686
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	8,981	8,981
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	8,443	8,443
Total Repurchase Agreements
(Cost $39,110)		39,110
Total Investments - 100.5%
(Cost $5,879,701)		$6,279,814
Other Assets & Liabilities, net - (0.5)%		(31,957)
Total Net Assets - 100.0%		$6,247,857

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,239,829	$—	$—	$6,239,829
Rights	875	—	—	875
Repurchase Agreements	—	39,110	—	39,110
Total Assets	$6,240,704	$39,110	$—	$6,279,814

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.6%
Transportation - 46.5%
Union Pacific Corp.	4,951	$837,066
United Parcel Service, Inc. — Class B	7,011	779,483
CSX Corp.	8,265	576,401
Norfolk Southern Corp.	3,036	533,031
FedEx Corp.	3,374	473,102
Old Dominion Freight Line, Inc.	2,095	355,291
Kansas City Southern	2,024	302,163
Expeditors International of Washington, Inc.	3,744	284,694
J.B. Hunt Transport Services, Inc.	2,343	281,957
CH Robinson Worldwide, Inc.	3,280	259,317
XPO Logistics, Inc.*	2,636	203,631
Knight-Swift Transportation Holdings, Inc.	4,878	203,461
Canadian National Railway Co.	1,866	165,272
Landstar System, Inc.	1,471	165,208
Canadian Pacific Railway Ltd.	642	163,928
ZTO Express Cayman, Inc. ADR	4,218	154,843
Kirby Corp.*	2,615	140,059
Werner Enterprises, Inc.	3,110	135,378
Saia, Inc.*	1,212	134,750
Ryder System, Inc.	2,921	109,567
Hub Group, Inc. — Class A*	2,069	99,022
Total Transportation		6,357,624
Airlines - 14.6%
Southwest Airlines Co.	10,128	346,175
Delta Air Lines, Inc.	11,282	316,460
United Airlines Holdings, Inc.*	6,740	233,271
American Airlines Group, Inc.[1]	12,754	166,695
Alaska Air Group, Inc.	4,492	162,880
Copa Holdings S.A. — Class A	2,976	150,467
Ryanair Holdings plc ADR*	2,074	137,589
JetBlue Airways Corp.*	11,700	127,530
Allegiant Travel Co. — Class A	927	101,238
SkyWest, Inc.	2,944	96,033
Spirit Airlines, Inc.*,1	5,164	91,919
Hawaiian Holdings, Inc.	4,189	58,814
Total Airlines		1,989,071
Auto Manufacturers - 13.9%
Tesla, Inc.*	1,052	1,135,960
General Motors Co.	18,060	456,918
Fiat Chrysler Automobiles N.V.*	15,622	159,969
Ferrari N.V.	880	150,489
Total Auto Manufacturers		1,903,336
Auto Parts & Equipment - 11.9%
BorgWarner, Inc.	6,207	219,107
Aptiv plc	2,652	206,644
Lear Corp.	1,860	202,777
Autoliv, Inc.	2,386	153,921
Magna International, Inc.	3,391	151,001
Delphi Technologies plc*	10,626	150,995
Goodyear Tire & Rubber Co.	12,980	116,106
Dorman Products, Inc.*	1,723	115,562
Dana, Inc.	8,835	107,699
Visteon Corp.*	1,528	104,668
Adient plc*	5,901	96,894
Total Auto Parts & Equipment		1,625,374
Internet - 5.8%
Uber Technologies, Inc.*	17,854	554,902
Lyft, Inc. — Class A*	7,215	238,167
Total Internet		793,069
Leisure Time - 2.2%
Fox Factory Holding Corp.*	1,791	147,955
Harley-Davidson, Inc.	6,173	146,732
Total Leisure Time		294,687
Commercial Services - 2.0%
AMERCO	623	188,264
Avis Budget Group, Inc.*,1	3,985	91,217
Total Commercial Services		279,481
Electronics - 1.4%
Gentex Corp.	7,531	194,074
Home Builders - 1.3%
Thor Industries, Inc.	1,711	182,273
Total Common Stocks
(Cost $10,962,056)		13,618,989

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$49,032	49,032
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	20,306	20,306
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	19,088	19,088
Total Repurchase Agreements
(Cost $88,426)		88,426

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.06%[4]	211,909	211,909
Total Securities Lending Collateral
(Cost $211,909)		211,909
Total Investments - 101.8%
(Cost $11,262,391)		$13,919,324
Other Assets & Liabilities, net - (1.8)%		(248,924)
Total Net Assets - 100.0%		$13,670,400

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

[1]	All or a portion of this security is on loan at June 30, 2020 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2020.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,618,989	$—	$—	$13,618,989
Repurchase Agreements	—	88,426	—	88,426
Securities Lending Collateral	211,909	—	—	211,909
Total Assets	$13,830,898	$88,426	$—	$13,919,324

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
COMMON STOCKS† - 99.4%
Electric - 81.8%
NextEra Energy, Inc.	10,315	$2,477,354
Dominion Energy, Inc.	23,138	1,878,343
Duke Energy Corp.	21,595	1,725,225
Southern Co.	31,913	1,654,689
American Electric Power Company, Inc.	18,170	1,447,059
Exelon Corp.	37,279	1,352,855
Sempra Energy	11,252	1,319,072
Xcel Energy, Inc.	20,900	1,306,250
Eversource Energy	14,830	1,234,894
WEC Energy Group, Inc.	13,830	1,212,199
Public Service Enterprise Group, Inc.	23,340	1,147,394
Consolidated Edison, Inc.	15,583	1,120,885
DTE Energy Co.	9,805	1,054,037
FirstEnergy Corp.	26,824	1,040,235
Edison International	18,819	1,022,060
PPL Corp.	39,308	1,015,719
Entergy Corp.	10,517	986,600
Ameren Corp.	13,574	955,067
CMS Energy Corp.	16,215	947,280
Avangrid, Inc.	20,142	845,561
Evergy, Inc.	14,155	839,250
Alliant Energy Corp.	16,586	793,474
AES Corp.	51,701	749,147
CenterPoint Energy, Inc.	38,625	721,129
Vistra Energy Corp.	36,102	672,219
Pinnacle West Capital Corp.	8,886	651,255
NRG Energy, Inc.	19,811	645,046
OGE Energy Corp.	18,703	567,823
IDACORP, Inc.	5,587	488,136
PG&E Corp.*	52,129	462,384
Black Hills Corp.	7,761	439,738
Portland General Electric Co.	10,501	439,047
PNM Resources, Inc.	10,597	407,349
El Paso Electric Co.	5,760	385,920
ALLETE, Inc.	7,065	385,820
NorthWestern Corp.	7,026	383,058
Total Electric		34,773,573
Gas - 10.9%
Atmos Energy Corp.	8,066	803,212
NiSource, Inc.	29,442	669,511
UGI Corp.	18,538	589,509
ONE Gas, Inc.	6,121	471,623
National Fuel Gas Co.	10,866	455,611
Southwest Gas Holdings, Inc.	6,521	450,275
Spire, Inc.	6,481	425,867
New Jersey Resources Corp.	12,788	417,528
South Jersey Industries, Inc.	14,150	353,609
Total Gas		4,636,745
Water - 4.4%
American Water Works Company, Inc.	8,733	1,123,588
Essential Utilities, Inc.	17,444	736,834
Total Water		1,860,422
Building Materials - 1.2%
MDU Resources Group, Inc.	22,466	498,296
Energy-Alternate Sources - 1.1%
TerraForm Power, Inc. — Class A	25,688	473,687
Total Common Stocks
(Cost $40,802,451)		42,242,723

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20	$205,986	205,986
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20	85,308	85,308
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20	80,190	80,190
Total Repurchase Agreements
(Cost $371,484)		371,484
Total Investments - 100.3%
(Cost $41,173,935)		$42,614,207
Other Assets & Liabilities, net - (0.3)%		(137,922)
Total Net Assets - 100.0%		$42,476,285

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$42,242,723	$—	$—	$42,242,723
Repurchase Agreements	—	371,484	—	371,484
Total Assets	$42,242,723	$371,484	$—	$42,614,207

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

	Shares	Value
MUTUAL FUNDS† - 9.0%
Guggenheim Strategy Fund II1	12,508	$309,330
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	30,538	302,939
Total Mutual Funds
(Cost $611,633)		612,269

	Face Amount
FEDERAL AGENCY NOTES†† - 13.4%
Federal Farm Credit Bank
0.44% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	$400,000	400,895
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	250,000	250,257
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	60,000	60,149
Federal Home Loan Bank
0.17% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	200,000	199,966
Total Federal Agency Notes
(Cost $909,950)		911,267

U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
0.15% due 07/23/20[3,4]	60,000	59,995
Total U.S. Treasury Bills
(Cost $59,994)		59,995

REPURCHASE AGREEMENTS††,5 - 75.3%
J.P. Morgan Securities LLC issued 06/30/20 at 0.07% due 07/01/20[6]	2,844,851	2,844,851
BofA Securities, Inc. issued 06/30/20 at 0.07% due 07/01/20[6]	1,178,181	1,178,181
Barclays Capital, Inc. issued 06/30/20 at 0.07% due 07/01/20[6]	1,107,491	1,107,491
Total Repurchase Agreements
(Cost $5,130,523)		5,130,523
Total Investments - 98.6%
(Cost $6,712,100)		$6,714,054
Other Assets & Liabilities, net - 1.4%		94,629
Total Net Assets - 100.0%		$6,808,683

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	112	Sep 2020	$10,904,880	$(12,942)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	09/18/20	28,123	$2,737,479	$(4,829)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2020.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2020

The following table summarizes the inputs used to value the Fund's investments at June 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$612,269	$—	$—	$612,269
Federal Agency Notes	—	911,267	—	911,267
U.S. Treasury Bills	—	59,995	—	59,995
Repurchase Agreements	—	5,130,523	—	5,130,523
Total Assets	$612,269	$6,101,785	$—	$6,714,054

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$12,942	$—	$—	$12,942
Currency Index Swap Agreements**	—	4,829	—	4,829
Total Liabilities	$12,942	$4,829	$—	$17,771

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended June 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/20	Shares 06/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$165,222	$190,000	$(50,000)	$(784)	$4,892	$309,330	12,508	$649
Guggenheim Ultra Short Duration Fund — Institutional Class	170,685	190,000	(60,000)	(607)	2,861	302,939	30,538	477
	$335,907	$380,000	$(110,000)	$(1,391)	$7,753	$612,269		$1,126

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimted number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-diversified
Consumer Products Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Electronics Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Financial Services Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-diversified
Internet Fund	Diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse High Yield Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Nova Fund	Non-diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
S&P 500® Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value per share as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange ("NYSE").

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI") subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or custom basket of securities) or a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2020, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Inflation Indexed Bond
0.07%			0.13%
Due 07/01/20	$140,147,575	$140,147,848	01/15/23	$139,415,756	$142,951,084

BofA Securities, Inc.			U.S. Treasury Strip
0.07%			0.00%
Due 07/01/20	58,041,455	58,041,568	05/15/38	71,590,305	57,505,628
			U.S. Treasury Floating Rate Note
			0.46%
			10/31/21	1,689,900	1,696,656
				73,280,205	59,202,284

Barclays Capital, Inc.			U.S. Treasury Note
0.07%			1.50%
Due 07/01/20	54,558,968	54,559,074	09/30/24	52,636,600	55,650,230

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2020, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$52,982	$55,072
Basic Materials Fund	516,281	530,959
Biotechnology Fund	3,407,817	3,474,237
Consumer Products Fund	528,067	540,875
Electronics Fund	570,347	572,220
Emerging Markets 2x Strategy Fund	6,212	6,459
Energy Fund	254,331	256,486
Energy Services Fund	58,249	61,464
Europe 1.25x Strategy Fund	15,731	16,031
Financial Services Fund	90,116	92,866
Health Care Fund	843,820	860,158
Internet Fund	778,289	790,579
Leisure Fund	242,670	249,866
Mid-Cap 1.5x Strategy Fund	38,314	38,850
NASDAQ-100® Fund	6,631,245	6,664,817
Nova Fund	127,371	131,587
Precious Metals Fund	3,694,525	3,643,683	*
Real Estate Fund	23,520	24,442
Retailing Fund	323,106	332,358
S&P 500® Fund	155,988	161,008
S&P 500® Pure Value Fund	81,822	85,870
S&P MidCap 400® Pure Growth Fund	1,118,854	1,114,885	*
S&P MidCap 400® Pure Value Fund	85,157	88,090
S&P SmallCap 600® Pure Growth Fund	391,919	395,582
S&P SmallCap 600® Pure Value Fund	256,489	268,169
Technology Fund	638,111	643,711
Transportation Fund	203,652	211,909

*	Subsequent to June 30, 2020, additional collateral was received.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$12,201,701	$-	$(3,511,127)	$(3,511,127)
Basic Materials Fund	22,710,513	2,141,805	(614,258)	1,527,547
Biotechnology Fund	134,027,413	112,336,314	(2,675,956)	109,660,358
Consumer Products Fund	83,133,456	41,847,314	(1,412,462)	40,434,852
Dow Jones Industrial Average® Fund	23,012,885	1,658,094	(17,237)	1,640,857
Electronics Fund	47,619,935	13,113,334	–	13,113,334
Emerging Markets 2x Strategy Fund	3,908,074	167,853	(63,085)	104,768
Emerging Markets Bond Strategy Fund	1,425,656	69,812	–	69,812
Energy Fund	29,095,711	–	(11,551,917)	(11,551,917)
Energy Services Fund	10,021,274	–	(6,480,689)	(6,480,689)
Europe 1.25x Strategy Fund	2,283,373	38,613	(27,485)	11,128
Financial Services Fund	17,760,247	604,799	(325,036)	279,763
Government Long Bond 1.2x Strategy Fund	77,630,276	–	(765,256)	(765,256)
Health Care Fund	68,493,154	9,465,014	(422,007)	9,043,007
High Yield Strategy Fund	26,615,078	1,115,123	(34,247)	1,080,876
Internet Fund	34,323,500	9,307,524	(155,226)	9,152,298
Inverse Emerging Markets 2x Strategy Fund	1,019,943	1,861	(2,481)	(620)
Inverse Government Long Bond Strategy Fund	55,725,436	–	(697,361)	(697,361)
Inverse High Yield Strategy Fund	12,317,276	31,279	(6,553)	24,726
Inverse Mid-Cap Strategy Fund	1,686,080	–	(39,009)	(39,009)
Inverse NASDAQ-100® Strategy Fund	30,173,431	37,848	(597,825)	(559,977)
Inverse Russell 2000® Strategy Fund	23,450,449	16,953	(687,245)	(670,292)
Inverse S&P 500® Strategy Fund	113,226,602	46,837	(2,817,881)	(2,771,044)
Japan 2x Strategy Fund	1,227,464	330	(94,702)	(94,372)
Leisure Fund	5,804,382	1,256,577	(11,235)	1,245,342
Long Short Equity Fund	15,925,436	1,110,431	(1,243,003)	(132,572)
Mid-Cap 1.5x Strategy Fund	10,035,225	865,094	(74,570)	790,524
Monthly Rebalance Nasdaq-100 2x Strategy Fund	232,475,230	9,927,558	(341,890)	9,585,668
NASDAQ-100® Fund	679,047,360	776,237,630	(3,936,058)	772,301,572
Nova Fund	168,702,570	8,056,355	(290,819)	7,765,536
Precious Metals Fund	106,367,662	11,867,512	–	11,867,512
Real Estate Fund	3,891,101	–	(923,616)	(923,616)
Retailing Fund	15,269,154	538,740	(107,506)	431,234
Russell 2000® 1.5x Strategy Fund	5,955,880	283,694	(162)	283,532
Russell 2000® Fund	24,754,232	554,274	(509)	553,765
S&P 500® Fund	134,009,350	5,980,043	(112,382)	5,867,661
S&P 500® Pure Growth Fund	40,576,655	6,236,035	(1,237,355)	4,998,680
S&P 500® Pure Value Fund	11,245,800	–	(2,878,672)	(2,878,672)
S&P MidCap 400® Pure Growth Fund	43,417,467	76,422	(127,012)	(50,590)
S&P MidCap 400® Pure Value Fund	3,620,550	–	(694,965)	(694,965)
S&P SmallCap 600® Pure Growth Fund	15,632,628	–	(728,142)	(728,142)
S&P SmallCap 600® Pure Value Fund	5,205,566	–	(591,106)	(591,106)
Strengthening Dollar 2x Strategy Fund	4,330,138	63,600	(4,545)	59,055
Technology Fund	35,006,626	19,993,357	(100,016)	19,893,341
Telecommunications Fund	7,144,405	–	(864,591)	(864,591)
Transportation Fund	13,261,340	662,566	(4,582)	657,984
Utilities Fund	46,353,082	–	(3,738,875)	(3,738,875)
Weakening Dollar 2x Strategy Fund	6,712,196	1,858	(17,771)	(15,913)

Note 7 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in the Funds are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.